Hartford Balanced HLS Fund
Schedule of Investments
March 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.3%
	Asset-Backed - Automobile - 0.2%
$ 2,629,248	CFMT LLC 1.39%, 09/22/2031(1)	$ 2,572,025
1,810,000	Credit Acceptance Auto Loan Trust 1.24%, 10/15/2029(1)	1,780,508
545,000	Ford Credit Auto Lease Trust 0.78%, 09/15/2025	530,837
	Ford Credit Auto Owner Trust
275,000	1.61%, 10/17/2033(1)	254,902
260,000	1.91%, 10/17/2033(1)	242,258
		5,380,530
	Asset-Backed - Credit Card - 0.0%
575,000	Mercury Financial Credit Card Master Trust 1.54%, 03/20/2026(1)	557,999
	Asset-Backed - Finance & Insurance - 0.3%
	Bayview Koitere Fund Trust
441,128	3.50%, 07/28/2057(1)(2)	438,307
226,615	4.00%, 11/28/2053(1)(2)	224,933
2,555,736	Magnetite Ltd. 1.04%, 01/15/2028, 3 mo. USD LIBOR + 0.800%(1)(3)	2,537,547
	Taco Bell Funding LLC
648,375	1.95%, 08/25/2051(1)	587,773
593,513	2.29%, 08/25/2051(1)	530,484
1,294,395	Treman Park CLO Ltd. 1.32%, 10/20/2028, 3 mo. USD LIBOR + 1.070%(1)(3)	1,291,291
500,000	Venture 34 CLO Ltd. 1.47%, 10/15/2031, 3 mo. USD LIBOR + 1.230%(1)(3)	498,144
		6,108,479
	Commercial Mortgage-Backed Securities - 0.6%
1,100,000	Arbor Multifamily Mortgage Securities Trust 2.57%, 10/15/2054(1)	1,025,746
255,000	BFLD Trust 2.45%, 11/15/2028, 1 mo. USD LIBOR + 2.050%(1)(3)	252,445
	BX Trust
3,315,000	0.90%, 10/15/2023, 1 mo. USD LIBOR + 0.506%(1)(3)	3,200,449
1,460,000	1.69%, 10/15/2036, 1 mo. USD LIBOR + 1.297%(1)(3)	1,430,228
	BXHPP Trust
780,000	1.05%, 08/15/2036, 1 mo. USD LIBOR + 0.650%(1)(3)	758,452
690,000	1.30%, 08/15/2036, 1 mo. USD LIBOR + 0.900%(1)(3)	665,188
	FREMF Mortgage Trust
160,000	3.51%, 11/25/2045(1)(2)	160,858
285,000	3.67%, 01/25/2048(1)(2)	282,147
160,000	3.70%, 04/25/2048(1)(2)	159,994
200,000	3.78%, 10/25/2048(1)(2)	200,483
160,000	3.88%, 02/25/2050(1)(2)	161,018
1,015,000	4.08%, 09/25/2025(1)(2)	1,024,948
260,000	4.16%, 04/25/2049(1)(2)	263,451
289,976	Life Mortgage Trust 1.10%, 03/15/2038, 1 mo. USD LIBOR + 0.700%(1)(3)	283,448
375,000	SFAVE Commercial Mortgage Securities Trust 4.14%, 01/05/2043(1)(2)	357,695
1,735,000	SREIT Trust 1.48%, 11/15/2038, 1 mo. USD LIBOR + 1.080%(1)(3)	1,694,856
		11,921,406
	Other Asset-Backed Securities - 0.8%
222,672	Aaset Trust 3.84%, 05/15/2039(1)	142,763
	Affirm Asset Securitization Trust
615,000	0.88%, 08/15/2025(1)	611,769
870,000	1.03%, 08/17/2026(1)	831,361
495,225	1.07%, 08/15/2025(1)	488,146
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.3% - (continued)
	Other Asset-Backed Securities - 0.8% - (continued)
$ 1,425,000	Aligned Data Centers Issuer LLC 1.94%, 08/15/2046(1)	$ 1,314,026
	Bayview Opportunity Master Fund Trust
223,897	3.50%, 01/28/2055(1)(2)	222,459
233,216	3.50%, 06/28/2057(1)(2)	232,093
	Castlelake Aircraft Structured Trust
222,954	3.47%, 01/15/2046(1)	206,488
404,761	3.97%, 04/15/2039(1)	366,617
	CF Hippolyta LLC
332,754	1.53%, 03/15/2061(1)	308,759
163,966	1.98%, 03/15/2061(1)	150,983
1,705,000	CIFC Funding Ltd. 1.31%, 04/24/2030, 3 mo. USD LIBOR + 1.050%(1)(3)	1,697,242
853,550	Domino's Pizza Master Issuer LLC 3.15%, 04/25/2051(1)	780,068
1,718,464	FirstKey Homes Trust 1.54%, 08/17/2038(1)	1,599,543
1,365,690	Home Partners of America Trust 2.30%, 12/17/2026(1)	1,293,993
	Horizon Aircraft Finance Ltd.
276,443	3.43%, 11/15/2039(1)	254,842
216,919	3.72%, 07/15/2039(1)	193,489
175,613	Mach I 3.47%, 10/15/2039(1)	162,996
144,870	MAPS Ltd. 4.46%, 03/15/2044(1)	135,193
229,283	Mill City Mortgage Loan Trust 2.75%, 01/25/2061(1)(2)	229,870
480,000	New Economy Assets Phase 1 Sponsor LLC 2.41%, 10/20/2061(1)	452,496
2,025,000	SCF Equipment Leasing 0.83%, 08/21/2028(1)	1,977,985
365,029	SoFi Consumer Loan Program Trust 0.49%, 09/25/2030(1)	358,298
736,300	Sonic Capital LLC 2.19%, 08/20/2051(1)	643,746
174,295	START Ireland 4.09%, 03/15/2044(1)	161,342
	Vantage Data Centers Issuer LLC
1,150,000	1.65%, 09/15/2045(1)	1,071,573
331,217	3.19%, 07/15/2044(1)	328,487
		16,216,627
	Whole Loan Collateral CMO - 0.4%
	Angel Oak Mortgage Trust
1,127,066	1.46%, 09/25/2066(1)(2)	1,066,130
115,054	2.62%, 11/25/2059(1)(2)	114,931
25,732	3.63%, 03/25/2049(1)(2)	25,711
1,272,110	COLT Mortgage Loan Trust 1.73%, 11/26/2066(1)(2)	1,227,282
280,000	Connecticut Avenue Securities Trust 1.65%, 10/25/2041, 1 mo. USD SOFR + 1.550%(1)(3)	270,501
633,043	CSMC Trust 1.84%, 10/25/2066(1)(2)	607,898
	Fannie Mae Connecticut Avenue Securities
481,791	2.66%, 01/25/2030, 1 mo. USD LIBOR + 2.200%(3)	484,164
207,312	5.36%, 11/25/2024, 1 mo. USD LIBOR + 4.900%(3)	213,435
251,909	6.36%, 10/25/2028, 1 mo. USD LIBOR + 5.900%(3)	265,205
	Flagstar Mortgage Trust
728,978	2.00%, 09/25/2041(1)(2)	687,906
375,556	4.00%, 05/25/2048(1)(2)	375,919
294,551	MetLife Securitization Trust 3.00%, 04/25/2055(1)(2)	291,955
559,217	Seasoned Credit Risk Transfer Trust 3.50%, 10/25/2058	562,557
1,001,735	Starwood Residential Mortgage Trust 1.92%, 11/25/2066(1)(2)	944,469

1

Hartford Balanced HLS Fund
Schedule of Investments – (continued)
March 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.3% - (continued)
	Whole Loan Collateral CMO - 0.4% - (continued)
	Towd Point Mortgage Trust
$ 53,514	2.75%, 04/25/2057(1)(2)	$ 53,544
287,760	2.75%, 06/25/2057(1)(2)	285,693
130,313	3.00%, 01/25/2058(1)(2)	129,846
		7,607,146
	Total Asset & Commercial Mortgage-Backed Securities (cost $49,699,573)	$ 47,792,187
CORPORATE BONDS - 12.1%
	Aerospace/Defense - 0.4%
850,000	BAE Systems Holdings, Inc. 3.85%, 12/15/2025(1)	$ 853,952
2,040,000	Boeing Co. 2.20%, 02/04/2026	1,930,836
560,000	Lockheed Martin Corp. 4.85%, 09/15/2041	631,588
	Raytheon Technologies Corp.
685,000	3.95%, 08/16/2025	707,067
1,500,000	4.13%, 11/16/2028	1,570,825
	Teledyne Technologies, Inc.
1,255,000	2.25%, 04/01/2028	1,162,387
1,005,000	2.75%, 04/01/2031	931,389
		7,788,044
	Agriculture - 0.3%
310,000	Altria Group, Inc. 4.50%, 05/02/2043	282,496
3,985,000	BAT Capital Corp. 3.56%, 08/15/2027(4)	3,884,530
1,065,000	Imperial Brands Finance plc 3.75%, 07/21/2022(1)	1,067,508
		5,234,534
	Airlines - 0.0%
621,851	Continental Airlines, Inc. 5.98%, 10/19/2023	622,734
258,903	Southwest Airlines Co. 6.15%, 02/01/2024	260,571
115,675	United Airlines Class B Pass-Through Trust 4.60%, 09/01/2027	105,701
		989,006
	Auto Manufacturers - 0.3%
	General Motors Financial Co., Inc.
3,185,000	3.70%, 05/09/2023	3,217,920
1,245,000	3.95%, 04/13/2024	1,265,176
1,625,000	Hyundai Capital America 0.80%, 04/03/2023(1)	1,594,458
920,000	Volkswagen Group of America Finance LLC 3.35%, 05/13/2025(1)	918,163
		6,995,717
	Beverages - 0.0%
580,000	Anheuser-Busch InBev Worldwide, Inc. 4.60%, 06/01/2060	616,085
275,000	Constellation Brands, Inc. 2.88%, 05/01/2030	257,981
		874,066
	Biotechnology - 0.1%
1,480,000	Gilead Sciences, Inc. 2.80%, 10/01/2050	1,218,757
	Commercial Banks - 3.8%
	Banco Santander S.A.
1,200,000	3.13%, 02/23/2023	1,209,178
600,000	3.85%, 04/12/2023	608,178
	Bank of America Corp.
1,570,000	1.73%, 07/22/2027, (1.73% fixed rate until 07/22/2026; 3 mo. USD SOFR + 0.960% thereafter)(5)	1,459,986
2,210,000	2.30%, 07/21/2032, (2.30% fixed rate until 07/21/2031; 3 mo. USD SOFR + 1.220% thereafter)(5)	1,967,227
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 12.1% - (continued)
	Commercial Banks - 3.8% - (continued)
$ 1,799,000	3.42%, 12/20/2028, (3.42% fixed rate until 12/20/2027; 3 mo. USD LIBOR + 1.040% thereafter)(5)	$ 1,783,819
1,610,000	3.59%, 07/21/2028, (3.59% fixed rate until 07/21/2027; 3 mo. USD LIBOR + 1.370% thereafter)(5)	1,615,332
4,225,000	4.20%, 08/26/2024	4,331,430
	Barclays plc
1,510,000	2.89%, 11/24/2032, (2.89% fixed rate until 11/24/2031; 12 mo. USD CMT + 1.300% thereafter)(5)	1,369,824
1,000,000	3.93%, 05/07/2025, (3.93% fixed rate until 05/07/2024; 3 mo. USD LIBOR + 1.610% thereafter)(5)	1,008,902
	BNP Paribas S.A.
830,000	2.82%, 11/19/2025, (2.82% fixed rate until 11/19/2024; 3 mo. USD LIBOR + 1.111% thereafter)(1)(5)	811,151
1,000,000	3.38%, 01/09/2025(1)	995,949
	BPCE S.A.
2,225,000	5.15%, 07/21/2024(1)	2,293,316
3,625,000	5.70%, 10/22/2023(1)	3,751,870
1,350,000	Cooperatieve Rabobank UA 1.11%, 02/24/2027, (1.11% fixed rate until 02/24/2026; 3 mo. USD SOFR + 0.55% thereafter)(1)(5)	1,236,005
	Credit Agricole S.A.
1,025,000	3.25%, 10/04/2024(1)	1,023,619
535,000	3.75%, 04/24/2023(1)	542,131
790,000	4.38%, 03/17/2025(1)	798,881
250,000	Credit Suisse AG 3.63%, 09/09/2024	253,091
	Credit Suisse Group AG
3,670,000	3.09%, 05/14/2032, (3.09% fixed rate until 05/14/2031; 3 mo. USD SOFR + 1.730% thereafter)(1)(5)	3,310,431
1,425,000	3.75%, 03/26/2025	1,421,278
	Danske Bank A/S
1,865,000	1.62%, 09/11/2026, (1.62% fixed rate until 09/11/2025; 12 mo. USD CMT + 1.350% thereafter)(1)(5)	1,726,762
775,000	3.88%, 09/12/2023(1)	782,608
575,000	5.38%, 01/12/2024(1)	593,229
	Goldman Sachs Group, Inc.
1,300,000	1.43%, 03/09/2027, (1.43% fixed rate until 03/09/2026; 3 mo. USD SOFR + 0.798% thereafter)(5)	1,200,811
630,000	2.62%, 04/22/2032, (2.62% fixed rate until 04/22/2031; 3 mo. USD SOFR + 1.281% thereafter)(5)	572,665
560,000	2.65%, 10/21/2032, (2.65% fixed rate until 10/21/2031; 3 mo. USD SOFR + 1.264% thereafter)(5)	509,109
510,000	3.80%, 03/15/2030	513,450
1,150,000	6.25%, 02/01/2041	1,485,925
	HSBC Holdings plc
2,085,000	1.59%, 05/24/2027, (1.59% fixed rate until 05/24/2026; 3 mo. USD SOFR + 1.290% thereafter)(5)	1,905,477
1,975,000	2.21%, 08/17/2029, (2.21% fixed rate until 08/17/2028; 3 mo. USD SOFR + 1.285% thereafter)(5)	1,779,840
655,000	2.80%, 05/24/2032, (2.80% fixed rate until 05/24/2031; 3 mo. USD SOFR + 1.187% thereafter)(5)	596,794

2

Hartford Balanced HLS Fund
Schedule of Investments – (continued)
March 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 12.1% - (continued)
	Commercial Banks - 3.8% - (continued)
$ 2,625,000	3.60%, 05/25/2023	$ 2,655,276
	JP Morgan Chase & Co.
620,000	2.52%, 04/22/2031, (2.52% fixed rate until 04/22/2030; 3 mo. USD LIBOR 2.040% thereafter)(5)	574,827
545,000	2.58%, 04/22/2032, (2.58% fixed rate until 04/22/2031; 3 mo. USD SOFR + 1.250% thereafter)(5)	499,376
390,000	3.11%, 04/22/2041, (3.11% fixed rate until 04/22/2040; 3 mo. USD SOFR + 2.460% thereafter)(5)	352,801
705,000	3.70%, 05/06/2030, (3.70% fixed rate until 05/06/2029; 3 mo. USD LIBOR + 1.160% thereafter)(5)	708,441
805,000	4.45%, 12/05/2029, (4.45% fixed rate until 12/05/2028; 3 mo. USD LIBOR + 1.330% thereafter)(5)	840,685
	Morgan Stanley
1,755,000	1.93%, 04/28/2032, (1.93% fixed rate until 04/28/2031; 3 mo. USD SOFR + 1.020% thereafter)(5)	1,517,139
4,265,000	2.48%, 09/16/2036, (2.48% fixed rate until 09/16/2031; 3 mo. USD SOFR + 1.360% thereafter)(5)	3,654,013
515,000	2.51%, 10/20/2032, (2.51% fixed rate until 10/20/2031; 3 mo. USD SOFR + 1.200% thereafter)(5)	464,228
1,450,000	3.13%, 07/27/2026	1,439,372
1,000,000	3.70%, 10/23/2024	1,018,886
4,905,000	NBK SPC Ltd. 2.75%, 05/30/2022(1)	4,906,766
1,755,000	Santander Holdings USA, Inc. 3.40%, 01/18/2023	1,765,648
	Standard Chartered plc
1,130,000	0.99%, 01/12/2025, (0.99% fixed rate until 01/12/2024; 3 mo. USD LIBOR + 0.78% thereafter)(1)(5)	1,079,470
3,215,000	1.21%, 03/23/2025, (1.21% fixed rate until 03/23/2024; 12 mo. USD CMT + 0.880% thereafter)(1)(5)	3,067,608
	UBS Group AG
1,695,000	1.49%, 08/10/2027, (1.49% fixed rate until 08/10/2026; 12 mo. USD CMT + 0.850% thereafter)(1)(5)	1,540,626
2,195,000	2.75%, 02/11/2033, (2.75% fixed rate until 02/11/2032; 12 mo. USD CMT + 1.100% thereafter)(1)(5)	1,994,859
920,000	UniCredit S.p.A. 1.98%, 06/03/2027, (1.98% fixed rate until 06/03/2026; 12 mo. USD CMT + 1.200% thereafter)(1)(5)	830,335
1,133,000	US Bancorp 2.49%, 11/03/2036, (2.49% fixed rate until 11/03/2031; 5 year USD CMT + 0.9500% thereafter)(5)	1,015,548
4,344,000	Wells Fargo & Co. 4.48%, 01/16/2024	4,476,332
		77,860,504
	Commercial Services - 0.1%
	S&P Global, Inc.
740,000	2.70%, 03/01/2029(1)	718,679
750,000	2.90%, 03/01/2032(1)	727,574
		1,446,253
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 12.1% - (continued)
	Construction Materials - 0.1%
$ 972,000	Carrier Global Corp. 2.72%, 02/15/2030	$ 913,681
996,000	Johnson Controls International plc 4.95%, 07/02/2064(6)	1,043,844
		1,957,525
	Diversified Financial Services - 0.5%
1,715,000	Aviation Capital Group LLC 1.95%, 09/20/2026(1)	1,552,368
	Avolon Holdings Funding Ltd.
1,169,000	2.13%, 02/21/2026(1)	1,068,621
430,000	2.53%, 11/18/2027(1)	380,479
1,900,000	2.75%, 02/21/2028(1)	1,692,573
1,875,000	Capital One Financial Corp. 3.75%, 04/24/2024	1,903,699
2,125,000	Intercontinental Exchange, Inc. 1.85%, 09/15/2032	1,836,860
1,004,349	Postal Square L.P. 8.95%, 06/15/2022	1,016,246
		9,450,846
	Electric - 1.0%
1,200,000	American Transmission Systems, Inc. 2.65%, 01/15/2032(1)	1,109,644
1,030,000	Cleco Corporate Holdings LLC 3.74%, 05/01/2026	1,044,892
1,960,000	Cleveland Electric Illuminating Co. 3.50%, 04/01/2028(1)	1,916,101
	Consolidated Edison Co. of New York, Inc.
1,020,000	3.20%, 12/01/2051	901,302
370,000	4.50%, 05/15/2058	390,254
360,000	Dominion Energy South Carolina, Inc. 6.63%, 02/01/2032	443,125
1,200,000	Duke Energy Carolinas LLC 6.10%, 06/01/2037	1,422,167
245,000	Georgia Power Co. 4.75%, 09/01/2040	258,568
1,275,000	Indianapolis Power and Light Co. 6.60%, 06/01/2037(1)	1,606,490
691,000	Mid-Atlantic Interstate Transmission LLC 4.10%, 05/15/2028(1)	698,379
1,290,000	NextEra Energy Capital Holdings, Inc. 1.90%, 06/15/2028	1,185,663
	Niagara Mohawk Power Corp.
370,000	3.03%, 06/27/2050(1)	297,274
645,000	4.28%, 12/15/2028(1)	662,851
1,455,000	Oncor Electric Delivery Co. LLC 3.80%, 06/01/2049	1,483,499
165,000	PacifiCorp 4.13%, 01/15/2049	170,536
241,000	Pennsylvania Electric Co. 3.60%, 06/01/2029(1)	239,510
	San Diego Gas & Electric Co.
2,715,000	1.70%, 10/01/2030	2,392,040
860,000	3.70%, 03/15/2052	859,626
90,000	3.75%, 06/01/2047	88,172
25,000	4.15%, 05/15/2048	26,236
	SCE Recovery Funding LLC
500,340	0.86%, 11/15/2031	451,113
220,000	1.94%, 05/15/2038	191,582
125,000	2.51%, 11/15/2043	107,653
400,000	Sempra Energy 4.13%, 04/01/2052, (4.13% fixed rate until 01/01/2027; 5 year USD CMT + 2.868% thereafter)(5)	372,499
	Southern Co.
1,050,000	2.95%, 07/01/2023	1,055,932

3

Hartford Balanced HLS Fund
Schedule of Investments – (continued)
March 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 12.1% - (continued)
	Electric - 1.0% - (continued)
$ 750,000	4.00%, 01/15/2051, (4.00% fixed rate until 10/15/2025; 5 year USD CMT + 3.733% thereafter)(5)	$ 725,625
350,000	Tucson Electric Power Co. 4.00%, 06/15/2050	346,211
		20,446,944
	Entertainment - 0.0%
	Magallanes, Inc.
400,000	4.28%, 03/15/2032(1)	401,719
300,000	5.05%, 03/15/2042(1)	306,540
		708,259
	Environmental Control - 0.1%
1,480,000	Republic Services, Inc. 2.30%, 03/01/2030	1,361,278
	Food - 0.1%
	Conagra Brands, Inc.
900,000	1.38%, 11/01/2027	800,074
455,000	4.60%, 11/01/2025	471,637
285,000	McCormick & Co., Inc. 2.50%, 04/15/2030	264,343
480,000	Sigma Alimentos S.A. de C.V. 4.13%, 05/02/2026(1)	483,600
		2,019,654
	Gas - 0.2%
330,000	Boston Gas Co. 3.15%, 08/01/2027(1)	319,541
1,870,000	KeySpan Gas East Corp. 2.74%, 08/15/2026(1)	1,803,392
1,220,000	Southern California Gas Co. 2.95%, 04/15/2027	1,205,063
		3,327,996
	Healthcare - Products - 0.2%
2,725,000	Alcon Finance Corp. 3.00%, 09/23/2029(1)	2,605,746
1,530,000	Boston Scientific Corp. 2.65%, 06/01/2030	1,435,812
		4,041,558
	Healthcare - Services - 0.6%
	Anthem, Inc.
1,510,000	2.25%, 05/15/2030	1,386,846
1,710,000	4.10%, 03/01/2028	1,776,845
475,000	Children's Hospital 2.93%, 07/15/2050	388,860
	CommonSpirit Health
45,000	3.91%, 10/01/2050	42,849
308,000	4.19%, 10/01/2049	306,318
590,000	4.20%, 08/01/2023	599,316
245,000	4.35%, 11/01/2042	246,389
	Dignity Health
714,000	3.81%, 11/01/2024	721,280
1,353,000	4.50%, 11/01/2042(4)	1,392,006
	HCA, Inc.
770,000	4.63%, 03/15/2052	776,226
425,000	5.25%, 06/15/2049	465,220
	Mercy Health
1,400,000	3.56%, 08/01/2027	1,395,422
455,000	4.30%, 07/01/2028(4)	472,625
1,050,000	Ochsner LSU Health System of North Louisiana 2.51%, 05/15/2031	924,553
335,000	Sutter Health 2.29%, 08/15/2030	303,918
	Toledo Hospital
900,000	5.33%, 11/15/2028	964,209
320,000	5.75%, 11/15/2038	352,175
	UnitedHealth Group, Inc.
355,000	2.00%, 05/15/2030	327,246
125,000	2.90%, 05/15/2050	111,504
		12,953,807
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 12.1% - (continued)
	Insurance - 0.6%
	American International Group, Inc.
$ 750,000	3.40%, 06/30/2030	$ 748,060
2,150,000	4.25%, 03/15/2029	2,248,842
375,000	4.38%, 06/30/2050	410,787
2,815,000	Athene Global Funding 2.50%, 03/24/2028(1)	2,597,128
2,215,000	CNO Global Funding 2.65%, 01/06/2029(1)	2,049,521
	Corebridge Financial, Inc.
435,000	3.90%, 04/05/2032	434,356
90,000	4.35%, 04/05/2042	89,976
290,000	4.40%, 04/05/2052	289,951
1,200,000	Equitable Financial Life Global Funding 1.40%, 08/27/2027(1)	1,079,663
200,000	Five Corners Funding Trust 4.42%, 11/15/2023(1)	204,529
	Liberty Mutual Group, Inc.
122,000	4.25%, 06/15/2023(1)	123,940
428,000	4.57%, 02/01/2029(1)	453,713
705,000	Marsh & McLennan Cos., Inc. 4.38%, 03/15/2029	745,083
132,000	Northwestern Mutual Life Insurance Co. 3.63%, 09/30/2059(1)	119,467
		11,595,016
	Investment Company Security - 0.1%
1,120,000	JAB Holdings B.V. 3.75%, 05/28/2051(1)	1,029,606
1,650,000	Magallanes, Inc. 5.14%, 03/15/2052(1)	1,688,519
		2,718,125
	IT Services - 0.1%
3,190,000	Kyndryl Holdings, Inc. 3.15%, 10/15/2031(1)	2,688,863
	Lodging - 0.1%
2,003,000	Genting New York LLC 3.30%, 02/15/2026(1)	1,896,723
	Media - 0.2%
	Comcast Corp.
1,367,000	2.89%, 11/01/2051(1)	1,151,730
1,500,000	4.40%, 08/15/2035	1,620,796
935,000	Discovery Communications LLC 3.95%, 03/20/2028	935,533
	Time Warner Cable LLC
395,000	6.55%, 05/01/2037	454,344
250,000	7.30%, 07/01/2038	303,744
130,000	Time Warner Entertainment Co., L.P. 8.38%, 03/15/2023	136,875
		4,603,022
	Oil & Gas - 0.4%
	Equinor ASA
85,000	2.88%, 04/06/2025	85,101
2,470,000	3.00%, 04/06/2027	2,462,344
	Hess Corp.
705,000	5.60%, 02/15/2041	792,862
1,775,000	7.30%, 08/15/2031	2,175,977
	Qatar Energy
935,000	2.25%, 07/12/2031(1)	860,331
780,000	3.13%, 07/12/2041(1)	709,684
615,000	Saudi Arabian Oil Co. 3.50%, 04/16/2029(1)	618,834
		7,705,133
	Pharmaceuticals - 0.2%
975,000	AbbVie, Inc. 3.80%, 03/15/2025	994,109
955,000	Bayer U.S. Finance LLC 3.38%, 10/08/2024(1)	954,287
955,000	Cigna Corp. 4.38%, 10/15/2028	1,006,390
	CVS Health Corp.
113,000	4.30%, 03/25/2028	118,403

4

Hartford Balanced HLS Fund
Schedule of Investments – (continued)
March 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 12.1% - (continued)
	Pharmaceuticals - 0.2% - (continued)
$ 685,000	4.88%, 07/20/2035	$ 752,148
650,000	Takeda Pharmaceutical Co., Ltd. 3.18%, 07/09/2050	568,285
		4,393,622
	Pipelines - 0.5%
1,955,000	EIG Pearl Holding S.a.r.l. 3.55%, 08/31/2036(1)	1,862,302
	Energy Transfer L.P.
180,000	4.95%, 06/15/2028	188,760
750,000	5.00%, 05/15/2050	758,512
945,000	5.35%, 05/15/2045	973,294
872,000	7.60%, 02/01/2024	931,008
	Enterprise Products Operating LLC
100,000	3.70%, 01/31/2051	91,449
145,000	3.95%, 01/31/2060	134,724
1,993,868	Galaxy Pipeline Assets Bidco Ltd. 2.16%, 03/31/2034(1)	1,834,057
	Gray Oak Pipeline LLC
606,000	2.60%, 10/15/2025(1)	581,876
100,000	3.45%, 10/15/2027(1)	96,386
425,000	TransCanada PipeLines Ltd. 4.10%, 04/15/2030	438,895
2,470,000	Western Midstream Operating L.P. 4.00%, 07/01/2022	2,470,000
		10,361,263
	Real Estate Investment Trusts - 0.4%
	American Tower Corp.
375,000	4.40%, 02/15/2026	385,372
400,000	5.00%, 02/15/2024	414,104
1,110,000	CubeSmart L.P. 2.25%, 12/15/2028	1,009,982
	EPR Properties
2,255,000	3.60%, 11/15/2031	2,044,682
1,538,000	3.75%, 08/15/2029	1,439,824
245,000	4.75%, 12/15/2026	245,492
240,000	4.95%, 04/15/2028	240,629
985,000	Equinix, Inc. 3.00%, 07/15/2050	802,753
	SBA Tower Trust
545,000	1.63%, 05/15/2051(1)	512,820
300,000	1.88%, 07/15/2050(1)	283,335
470,000	2.84%, 01/15/2050(1)	462,673
225,000	3.45%, 03/15/2048(1)	225,044
		8,066,710
	Retail - 0.1%
1,000,000	AutoZone, Inc. 3.25%, 04/15/2025	999,742
830,000	Lowe's Cos., Inc. 3.75%, 04/01/2032	839,623
		1,839,365
	Semiconductors - 0.3%
375,000	Broadcom Corp. / Broadcom Cayman Finance Ltd. 3.88%, 01/15/2027	378,017
	Broadcom, Inc.
800,000	2.60%, 02/15/2033(1)	696,159
1,595,000	3.42%, 04/15/2033(1)	1,491,209
510,000	3.50%, 02/15/2041(1)	454,249
160,000	4.15%, 11/15/2030	162,179
2,275,000	Microchip Technology, Inc. 0.97%, 02/15/2024	2,181,875
		5,363,688
	Software - 0.3%
	Oracle Corp.
1,600,000	3.60%, 04/01/2050	1,327,089
730,000	3.65%, 03/25/2041	642,635
315,000	3.85%, 04/01/2060	258,360
1,405,000	3.95%, 03/25/2051	1,227,626
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 12.1% - (continued)
	Software - 0.3% - (continued)
$ 385,000	S & P Global, Inc. 3.70%, 03/01/2052	$ 391,044
	Workday, Inc.
245,000	3.70%, 04/01/2029	245,298
2,380,000	3.80%, 04/01/2032	2,382,954
		6,475,006
	Telecommunications - 0.6%
	AT&T, Inc.
1,110,000	3.30%, 02/01/2052	944,622
835,000	3.50%, 09/15/2053	733,345
84,000	3.65%, 06/01/2051	76,314
146,000	3.85%, 06/01/2060	130,607
200,000	4.30%, 12/15/2042	202,030
2,185,000	4.45%, 04/01/2024	2,250,133
450,000	Deutsche Telekom International Finance B.V. 3.60%, 01/19/2027(1)	454,863
576,000	Orange S.A. 9.00%, 03/01/2031	800,105
1,680,000	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC 4.74%, 03/20/2025(1)	1,716,292
	Verizon Communications, Inc.
5,588,000	2.36%, 03/15/2032(1)	5,038,904
715,000	4.75%, 11/01/2041	786,517
		13,133,732
	Transportation - 0.1%
1,160,000	Canadian Pacific Railway Co. 2.45%, 12/02/2031	1,075,790
	Trucking & Leasing - 0.3%
2,185,000	DAE Funding LLC 1.55%, 08/01/2024(1)	2,065,509
	Penske Truck Leasing Co. L.P. / PTL Finance Corp.
155,000	2.70%, 11/01/2024(1)	152,790
2,850,000	3.95%, 03/10/2025(1)	2,883,683
		5,101,982
	Total Corporate Bonds (cost $255,014,409)	$ 245,692,788
FOREIGN GOVERNMENT OBLIGATIONS - 0.2%
	Mexico - 0.1%
960,000	Mexico Government International Bond 4.28%, 08/14/2041	$ 896,784
	Qatar - 0.1%
1,680,000	Qatar Government International Bond 3.88%, 04/23/2023(1)	1,709,366
	Saudi Arabia - 0.0%
800,000	Saudi Government International Bond 2.88%, 03/04/2023(1)	805,600
	Total Foreign Government Obligations (cost $3,424,826)	$ 3,411,750
MUNICIPAL BONDS - 0.8%
	Development - 0.1%
1,250,000	Philadelphia, PA, Auth Industrial Dev, (NATL Insured) 6.55%, 10/15/2028	$ 1,476,548
	General - 0.1%
815,000	California State Health Facs Finance Auth Rev 4.35%, 06/01/2041	829,471
365,000	City of Sacramento, CA, (AGM Insured) 6.42%, 08/01/2023	384,457

5

Hartford Balanced HLS Fund
Schedule of Investments – (continued)
March 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 0.8% - (continued)
	General - 0.1% - (continued)
$ 540,000	Kansas State Dev Finance Auth 2.77%, 05/01/2051	$ 448,818
750,000	Sales Tax Securitization Corp., IL Rev 4.79%, 01/01/2048	842,966
		2,505,712
	General Obligation - 0.3%
4,910,000	State of Illinois, GO 5.10%, 06/01/2033	5,221,330
	Tobacco - 0.0%
	Golden State, CA, Tobacco Securitization Corp.
35,000	2.75%, 06/01/2034	31,801
185,000	3.00%, 06/01/2046	183,219
75,000	3.29%, 06/01/2042	67,818
		282,838
	Transportation - 0.2%
185,000	Chicago, IL, Transit Auth Sales & Transfer Tax Receipts Rev 6.90%, 12/01/2040	237,819
	Foothill-Eastern Transportation Corridor Agency, CA, (AGM Insured)
705,000	3.92%, 01/15/2053	689,452
95,000	4.09%, 01/15/2049	94,602
875,000	Illinois State Toll Highway Auth, Taxable Rev 6.18%, 01/01/2034	1,083,405
	Metropolitan Transportation Auth, NY, Rev
35,000	6.20%, 11/15/2026	37,575
375,000	6.67%, 11/15/2039	472,044
785,000	6.81%, 11/15/2040	1,007,063
710,000	Port Authority of New York & New Jersey 3.18%, 07/15/2060	599,662
		4,221,622
	Utility - Electric - 0.1%
785,000	Illinois Municipal Electric Agency 6.83%, 02/01/2035	954,180
732,000	Municipal Electric Auth, GA 6.64%, 04/01/2057	976,924
291,000	New York Utility Debt Securitization Auth 3.44%, 12/15/2025	292,879
		2,223,983
	Total Municipal Bonds (cost $15,925,273)	$ 15,932,033
U.S. GOVERNMENT AGENCIES - 0.3%
	Mortgage-Backed Agencies - 0.3%
	FHLMC - 0.1%
45,166	0.75%, 01/25/2051, 1 mo. USD SOFR + 0.650%(1)(3)	$ 45,071
321,833	0.90%, 08/25/2033, 1 mo. USD SOFR + 0.800%(1)(3)	319,556
5,254	2.35%, 04/01/2029, 12 mo. USD CMT + 2.238%(3)	5,260
630,059	2.90%, 10/25/2050, 1 mo. USD SOFR + 2.800%(1)(3)	631,259
1,127,793	2.96%, 03/25/2030, 1 mo. USD LIBOR + 2.500%(3)	1,136,415
12,030	4.00%, 03/01/2041	12,574
322,878	5.46%, 12/25/2028, 1 mo. USD LIBOR + 5.000%(3)	339,808
		2,489,943
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 0.3% - (continued)
	Mortgage-Backed Agencies - 0.3% - (continued)
	FNMA - 0.1%
$ 104,728	0.53%, 10/25/2024, 1 mo. USD LIBOR + 0.400%(3)	$ 104,818
325,000	3.07%, 02/01/2025	326,965
8,543	4.50%, 11/01/2023	8,855
68,027	4.50%, 03/01/2038	72,064
25,960	4.50%, 11/01/2039	27,624
16,821	4.50%, 04/01/2040	17,914
43,303	4.50%, 08/01/2040	46,111
13,963	4.50%, 02/01/2041	14,791
265,940	4.50%, 04/01/2041	282,653
142,748	4.50%, 06/01/2041	149,528
206,027	4.50%, 07/01/2041	219,410
51,759	4.50%, 09/01/2041	54,981
34,765	4.50%, 07/01/2044	36,104
		1,361,818
	GNMA - 0.1%
39,973	5.00%, 07/15/2037	43,886
2,261	6.00%, 06/15/2024	2,407
2,620	6.00%, 07/15/2026	2,793
881	6.00%, 03/15/2028	942
21,669	6.00%, 04/15/2028	23,176
30,701	6.00%, 05/15/2028	32,773
13,268	6.00%, 06/15/2028	14,162
14,768	6.00%, 07/15/2028	15,754
4,964	6.00%, 08/15/2028	5,298
30,851	6.00%, 09/15/2028	32,925
60,404	6.00%, 10/15/2028	64,467
43,004	6.00%, 11/15/2028	45,896
56,318	6.00%, 12/15/2028	60,112
959	6.00%, 12/15/2031	1,031
12,576	6.00%, 09/15/2032	13,938
4,493	6.00%, 11/15/2032	4,873
1,661	6.00%, 04/15/2033	1,774
58,313	6.00%, 06/15/2033	63,414
17,915	6.00%, 10/15/2033	20,095
1,862	6.00%, 11/15/2033	2,078
21,488	6.00%, 10/15/2034	22,962
50,326	6.00%, 01/15/2035	53,852
6,071	6.00%, 05/15/2035	6,484
6,753	6.00%, 06/15/2035	7,219
145	6.50%, 03/15/2026	155
2,044	6.50%, 01/15/2028	2,220
22,587	6.50%, 03/15/2028	24,175
50,637	6.50%, 04/15/2028	54,352
15,511	6.50%, 05/15/2028	16,575
73,253	6.50%, 06/15/2028	78,310
4,954	6.50%, 10/15/2028	5,294
1,349	6.50%, 02/15/2035	1,468
5,201	7.00%, 11/15/2031	5,552
2,747	7.00%, 03/15/2032	2,932
599,499	7.00%, 11/15/2032	667,598
71,166	7.00%, 01/15/2033	77,995
81,987	7.00%, 05/15/2033	89,629
12,210	7.00%, 07/15/2033	13,277
91,131	7.00%, 11/15/2033	99,861
35,314	7.50%, 09/16/2035	38,293
71	8.00%, 09/15/2026	75
18	8.00%, 11/15/2026	19
3,655	8.00%, 12/15/2026	3,921
63	8.00%, 09/15/2027	64
2,416	8.00%, 07/15/2029	2,634
2,232	8.00%, 12/15/2029	2,326

6

Hartford Balanced HLS Fund
Schedule of Investments – (continued)
March 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 0.3% - (continued)
	Mortgage-Backed Agencies - 0.3% - (continued)
	GNMA - 0.1% - (continued)
$ 3,242	8.00%, 01/15/2030	3,314
1,776	8.00%, 02/15/2030	1,782
664	8.00%, 03/15/2030	$ 667
7,173	8.00%, 04/15/2030	7,200
3,556	8.00%, 05/15/2030	3,669
27,175	8.00%, 06/15/2030	27,998
1,068	8.00%, 07/15/2030	1,090
25,808	8.00%, 08/15/2030	26,687
12,425	8.00%, 09/15/2030	12,702
4,832	8.00%, 11/15/2030	4,850
60,207	8.00%, 12/15/2030	62,330
		1,881,325
	Total U.S. Government Agencies (cost $5,637,933)	$ 5,733,086
U.S. GOVERNMENT SECURITIES - 15.6%
	U.S. Treasury Securities - 15.6%
	U.S. Treasury Bonds - 5.7%
470,000	1.63%, 11/15/2050	$ 385,914
13,060,000	1.75%, 08/15/2041	11,331,591
2,170,000	1.88%, 02/15/2051	1,897,055
21,360,000	1.88%, 11/15/2051	18,723,375
9,650,000	2.00%, 11/15/2041	8,742,297
5,790,000	2.00%, 08/15/2051	5,220,951
5,735,000	2.25%, 02/15/2052	5,497,535
960,000	2.38%, 02/15/2042	927,000
18,370,000	2.50%, 02/15/2045	17,939,453
2,624,000	2.75%, 11/15/2047	2,723,937
7,570,800	2.88%, 05/15/2043	7,848,790
7,895,000	3.13%, 08/15/2044(7)	8,549,113
5,965,000	3.38%, 05/15/2044	6,708,295
14,935,000	4.38%, 02/15/2038	18,886,358
		115,381,664
	U.S. Treasury Notes - 9.9%
1,175,000	0.13%, 05/15/2023	1,152,969
4,000,000	0.13%, 05/31/2023	3,919,844
7,700,000	0.13%, 06/30/2023	7,529,758
15,470,000	0.25%, 09/30/2023	15,048,201
290,000	0.25%, 05/31/2025	270,176
15,320,000	0.25%, 07/31/2025	14,218,875
8,770,000	0.25%, 08/31/2025	8,123,898
14,815,000	0.25%, 09/30/2025	13,700,981
4,050,000	0.38%, 10/31/2023	3,938,309
8,325,000	0.38%, 11/30/2025	7,705,178
6,815,000	0.38%, 12/31/2025	6,300,680
7,435,000	0.38%, 01/31/2026	6,859,659
4,300,000	0.50%, 02/28/2026	3,980,019
1,560,000	0.63%, 07/31/2026	1,441,416
3,620,000	0.75%, 03/31/2026	3,379,751
5,655,000	0.75%, 04/30/2026	5,273,508
3,455,000	0.75%, 05/31/2026	3,217,199
2,305,000	0.75%, 08/31/2026	2,139,328
3,350,000	0.88%, 01/31/2024	3,266,904
10,155,000	0.88%, 06/30/2026	9,496,512
7,530,000	0.88%, 09/30/2026	7,018,195
3,745,000	1.13%, 10/31/2026	3,527,176
12,080,000	1.25%, 11/30/2026	11,444,856
7,725,000	1.25%, 12/31/2026	7,308,876
960,000	1.25%, 03/31/2028	896,512
150,000	1.25%, 05/31/2028	139,811
1,480,000	1.25%, 09/30/2028	1,374,955
1,020,000	1.38%, 10/31/2028	954,656
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT SECURITIES - 15.6% - (continued)
	U.S. Treasury Securities - 15.6% - (continued)
	U.S. Treasury Notes - 9.9% - (continued)
$ 6,850,000	1.38%, 11/15/2031	$ 6,288,086
1,085,000	1.50%, 02/29/2024	1,069,954
14,980,000	1.50%, 01/31/2027	14,336,328
530,000	1.50%, 11/30/2028	499,773
2,905,000	1.63%, 10/31/2026	2,800,148
4,020,000	1.88%, 02/28/2027	3,918,244
10,960,000	1.88%, 02/15/2032	10,526,737
7,680,000	2.00%, 11/15/2026	7,522,200
1,375,000	2.50%, 03/31/2027	1,379,833
		201,969,505
	Total U.S. Government Securities (cost $326,576,545)	$ 317,351,169
COMMON STOCKS - 67.3%
	Automobiles & Components - 0.7%
508,433	Gentex Corp.	$ 14,830,991
	Banks - 3.5%
238,417	JP Morgan Chase & Co.	32,501,005
142,206	M&T Bank Corp.	24,103,917
77,506	PNC Financial Services Group, Inc.	14,295,982
		70,900,904
	Capital Goods - 6.8%
163,875	Fortune Brands Home & Security, Inc.	12,172,635
80,174	General Dynamics Corp.	19,336,365
72,605	Hubbell, Inc.	13,342,621
278,625	Johnson Controls International plc	18,269,441
76,463	L3Harris Technologies, Inc.	18,998,762
91,670	Middleby Corp.*	15,028,380
42,392	Northrop Grumman Corp.	18,958,550
218,122	Raytheon Technologies Corp.	21,609,347
		137,716,101
	Consumer Durables & Apparel - 0.6%
146,283	Lennar Corp. Class A	11,873,791
	Diversified Financials - 3.1%
238,328	Ares Management Corp. Class A	19,359,384
242,503	Morgan Stanley	21,194,762
57,035	S&P Global, Inc.	23,394,616
		63,948,762
	Energy - 1.3%
107,460	Pioneer Natural Resources Co.	26,868,224
	Food & Staples Retailing - 0.8%
205,371	Sysco Corp.	16,768,542
	Food, Beverage & Tobacco - 1.6%
401,867	Keurig Dr Pepper, Inc.	15,230,760
281,472	Mondelez International, Inc. Class A	17,670,812
		32,901,572
	Health Care Equipment & Services - 7.2%
60,594	Anthem, Inc.	29,764,985
65,688	Becton Dickinson and Co.	17,473,008
394,738	Boston Scientific Corp.*	17,482,946
261,718	Centene Corp.*	22,034,038
165,871	Medtronic plc	18,403,388
80,887	UnitedHealth Group, Inc.	41,249,943
		146,408,308
	Insurance - 4.3%
100,721	Assurant, Inc.	18,314,099
117,977	Chubb Ltd.	25,235,280

7

Hartford Balanced HLS Fund
Schedule of Investments – (continued)
March 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 67.3% - (continued)
	Insurance - 4.3% - (continued)
366,409	MetLife, Inc.	$ 25,751,225
152,451	Progressive Corp.	17,377,890
		86,678,494
	Materials - 1.2%
473,266	Axalta Coating Systems Ltd.*	11,632,878
199,555	Sealed Air Corp.	13,362,203
		24,995,081
	Media & Entertainment - 8.4%
29,101	Alphabet, Inc. Class C*	81,278,802
512,935	Comcast Corp. Class A	24,015,617
147,662	Electronic Arts, Inc.	18,680,719
130,991	Meta Platforms, Inc. Class A*	29,127,159
201,665	Omnicom Group, Inc.	17,117,325
		170,219,622
	Pharmaceuticals, Biotechnology & Life Sciences - 6.2%
297,036	AstraZeneca plc ADR	19,705,368
118,150	Eli Lilly & Co.	33,834,616
672,557	Pfizer, Inc.	34,818,276
38,306	Roche Holding AG	15,156,217
85,885	Vertex Pharmaceuticals, Inc.*	22,413,408
		125,927,885
	Real Estate - 0.8%
359,989	Gaming and Leisure Properties, Inc. REIT	16,894,284
	Retailing - 2.7%
11,702,200	Allstar Co.(8)(9)(10)(11)	—
80,364	Home Depot, Inc.	24,055,356
290,001	TJX Cos., Inc.	17,568,261
241,682	Victoria's Secret & Co.*	12,412,787
		54,036,404
	Semiconductors & Semiconductor Equipment - 3.1%
117,237	Analog Devices, Inc.	19,365,208
37,221	KLA Corp.	13,625,119
204,534	Micron Technology, Inc.	15,931,153
118,490	Qorvo, Inc.*	14,704,609
		63,626,089
	Software & Services - 10.0%
72,710	Accenture plc Class A	24,519,993
172,093	Amdocs Ltd.	14,147,766
154,039	Fidelity National Information Services, Inc.	15,468,596
122,831	Global Payments, Inc.	16,808,194
322,051	Microsoft Corp.	99,291,544
111,072	salesforce.com, Inc.*	23,582,807
87,837	VMware, Inc. Class A	10,001,999
		203,820,899
	Technology Hardware & Equipment - 3.5%
583,750	Cisco Systems, Inc.	32,549,900
498,869	Corning, Inc.	18,413,255
92,751	F5, Inc.*	19,380,321
		70,343,476
	Transportation - 0.6%
251,383	Knight-Swift Transportation Holdings, Inc.	12,684,786
	Utilities - 0.9%
378,936	Exelon Corp.	18,048,722
	Total Common Stocks (cost $841,254,885)	$ 1,369,492,937
	Total Long-Term Investments (Cost $1,497,533,444)	$ 2,005,405,950
Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 1.3%
	Repurchase Agreements - 1.3%
$ 26,209,125	Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/2022 at 0.240%, due on 04/01/2022 with a maturity value of $26,209,300; collateralized by U.S. Treasury Bond at 2.750%, maturing 08/15/2047, with a market value of $26,733,369		$ 26,209,125
	Securities Lending Collateral - 0.0%
266,247	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.25%(12)		266,247
31,823	Invesco Government & Agency Portfolio, Institutional Class, 0.26%(12)		31,823
			298,070
	Total Short-Term Investments (cost $26,507,195)		$ 26,507,195
	Total Investments (cost $1,524,040,639)	99.9%	$ 2,031,913,145
	Other Assets and Liabilities	0.1%	1,965,619
	Total Net Assets	100.0%	$ 2,033,878,764
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At March 31, 2022, the aggregate value of these securities was $142,596,308, representing 7.0% of net assets.
(2)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(3)	Variable rate securities; the rate reported is the coupon rate in effect at March 31, 2022. Base lending rates may be subject to a floor or cap.
(4)	Represents entire or partial securities on loan.

8

Hartford Balanced HLS Fund
Schedule of Investments – (continued)
March 31, 2022  (Unaudited)

(5)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2022. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(6)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(7)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of March 31, 2022, the market value of securities pledged was $146,185.
(8)	Affiliated company – The Fund owns greater than 5% of the outstanding voting securities of this issuer.
(9)	This security is valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At March 31, 2022, the aggregate fair value of this security was $0, which represented 0.0% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.
(10)	Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $0 or 0.0% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
08/2011	Allstar Co.	11,702,200	$ —	$ —

(11)	Investment valued using significant unobservable inputs.
(12)	Current yield as of period end.

Futures Contracts Outstanding at March 31, 2022
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Treasury 2-Year Note Future	190	06/30/2022	$ 40,265,156	$ (542,568)
U.S. Treasury 5-Year Note Future	111	06/30/2022	12,730,313	(333,367)
U.S. Treasury 10-Year Note Future	7	06/21/2022	860,125	(31,435)
Total				$ (907,370)
Short position contracts:
U.S. Treasury 10-Year Ultra Bond Future	46	06/21/2022	$ 6,231,563	$ 158,372
U.S. Treasury Ultra Bond Future	7	06/21/2022	1,239,875	(23,669)
Total				$ 134,703
Total futures contracts				$ (772,667)
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
9

Hartford Balanced HLS Fund
Schedule of Investments – (continued)
March 31, 2022  (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of March 31, 2022 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$ 47,792,187	$ —	$ 47,792,187	$ —
Corporate Bonds	245,692,788	—	245,692,788	—
Foreign Government Obligations	3,411,750	—	3,411,750	—
Municipal Bonds	15,932,033	—	15,932,033	—
U.S. Government Agencies	5,733,086	—	5,733,086	—
U.S. Government Securities	317,351,169	—	317,351,169	—
Common Stocks
Automobiles & Components	14,830,991	14,830,991	—	—
Banks	70,900,904	70,900,904	—	—
Capital Goods	137,716,101	137,716,101	—	—
Consumer Durables & Apparel	11,873,791	11,873,791	—	—
Diversified Financials	63,948,762	63,948,762	—	—
Energy	26,868,224	26,868,224	—	—
Food & Staples Retailing	16,768,542	16,768,542	—	—
Food, Beverage & Tobacco	32,901,572	32,901,572	—	—
Health Care Equipment & Services	146,408,308	146,408,308	—	—
Insurance	86,678,494	86,678,494	—	—
Materials	24,995,081	24,995,081	—	—
Media & Entertainment	170,219,622	170,219,622	—	—
Pharmaceuticals, Biotechnology & Life Sciences	125,927,885	110,771,668	15,156,217	—
Real Estate	16,894,284	16,894,284	—	—
Retailing	54,036,404	54,036,404	—	—
Semiconductors & Semiconductor Equipment	63,626,089	63,626,089	—	—
Software & Services	203,820,899	203,820,899	—	—
Technology Hardware & Equipment	70,343,476	70,343,476	—	—
Transportation	12,684,786	12,684,786	—	—
Utilities	18,048,722	18,048,722	—	—
Short-Term Investments	26,507,195	298,070	26,209,125	—
Futures Contracts(2)	158,372	158,372	—	—
Total	$ 2,032,071,517	$ 1,354,793,162	$ 677,278,355	$ —
Liabilities
Futures Contracts(2)	$ (931,039)	$ (931,039)	$ —	$ —
Total	$ (931,039)	$ (931,039)	$ —	$ —

(1)	For the period ended March 31, 2022, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2022 is not presented.
10

Hartford Capital Appreciation HLS Fund
Schedule of Investments
March 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.5%
	Automobiles & Components - 0.5%
167,326	General Motors Co.*	$ 7,318,839
4,845	Tesla, Inc.*	5,220,972
104,760	Thor Industries, Inc.	8,244,612
		20,784,423
	Banks - 2.1%
711,764	Bank of America Corp.	29,338,912
109,240	JP Morgan Chase & Co.	14,891,597
93,871	M&T Bank Corp.	15,911,135
172,869	Royal Bank of Canada	19,032,667
156,321	Zions Bancorp NA	10,248,405
		89,422,716
	Capital Goods - 7.3%
73,434	Airbus SE	8,861,165
126,885	AMETEK, Inc.	16,898,544
52,747	Boeing Co.*	10,101,051
80,239	HEICO Corp.	12,319,896
350,600	HF Global, Inc.*(1)(2)(3)	7,373,118
257,587	Honeywell International, Inc.	50,121,278
78,567	IDEX Corp.	15,063,651
214,210	Johnson Controls International plc	14,045,750
48,961	Lockheed Martin Corp.	21,611,385
58,383	Middleby Corp.*	9,571,309
113,617	Northrop Grumman Corp.	50,811,795
133,588	PACCAR, Inc.	11,765,095
247,332	Raytheon Technologies Corp.	24,503,181
82,216	Snap-on, Inc.	16,893,744
341,980	Westinghouse Air Brake Technologies Corp.	32,888,217
		302,829,179
	Commercial & Professional Services - 1.6%
157,586	Copart, Inc.*	19,772,315
149,065	CoStar Group, Inc.*	9,929,220
175,955	Leidos Holdings, Inc.	19,006,659
87,382	Verisk Analytics, Inc. Class A	18,754,799
		67,462,993
	Consumer Durables & Apparel - 3.2%
86,194	Garmin Ltd.	10,223,470
109,033	Lennar Corp. Class A	8,850,209
93,687	Lululemon Athletica, Inc.*	34,217,303
325,137	NIKE, Inc. Class B	43,750,435
2,359	NVR, Inc.*	10,538,290
324,336	Peloton Interactive, Inc. Class A*	8,568,957
111,265	Steven Madden Ltd.	4,299,280
250,133	VF Corp.	14,222,562
		134,670,506
	Consumer Services - 3.3%
282,607	Airbnb, Inc. Class A*	48,540,578
604	Chipotle Mexican Grill, Inc.*	955,546
672,774	Compass Group plc	14,478,156
458,439	DraftKings, Inc. Class A*	8,925,807
419,515	Las Vegas Sands Corp.*	16,306,548
160,730	McDonald's Corp.	39,745,315
205,443	Six Flags Entertainment Corp.*	8,936,771
		137,888,721
	Diversified Financials - 4.8%
208,534	American Express Co.	38,995,858
185,670	Apollo Global Management, Inc.	11,509,683
296,893	Bank of New York Mellon Corp.	14,734,800
20,297	BlackRock, Inc.	15,510,358
288,877	Charles Schwab Corp.	24,355,220
343,910	Equitable Holdings, Inc.	10,630,258
43,612	Moody's Corp.	14,715,125
Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.5% - (continued)
	Diversified Financials - 4.8% - (continued)
187,556	Raymond James Financial, Inc.	$ 20,614,280
43,036	S&P Global, Inc.	17,652,506
105,347	T Rowe Price Group, Inc.	15,927,413
229,273	Voya Financial, Inc.	15,212,264
		199,857,765
	Energy - 1.5%
205,192	Baker Hughes Co.	7,471,041
405,017	Canadian Natural Resources Ltd.	25,102,954
93,378	ConocoPhillips	9,337,800
64,576	Diamondback Energy, Inc.	8,852,078
260,715	Schlumberger N.V.	10,770,136
		61,534,009
	Food & Staples Retailing - 0.1%
72,462	Sysco Corp.	5,916,522
	Food, Beverage & Tobacco - 3.9%
842,556	Coca-Cola Co.	52,238,472
253,763	General Mills, Inc.	17,184,830
616,199	Keurig Dr Pepper, Inc.	23,353,942
302,241	PepsiCo., Inc.	50,589,099
200,243	Philip Morris International, Inc.	18,810,827
		162,177,170
	Health Care Equipment & Services - 9.0%
36,380	ABIOMED, Inc.*	12,050,511
403,366	Baxter International, Inc.	31,277,000
73,434	Becton Dickinson and Co.	19,533,444
318,194	Boston Scientific Corp.*	14,092,812
248,875	Centene Corp.*	20,952,786
188,642	CVS Health Corp.	19,092,457
332,695	Dentsply Sirona, Inc.	16,375,248
26,871	DexCom, Inc.*	13,747,204
176,641	Encompass Health Corp.	12,560,941
40,060	Humana, Inc.	17,432,910
33,661	Insulet Corp.*	8,966,954
78,564	Intuitive Surgical, Inc.*	23,701,187
356,786	Medtronic plc	39,585,407
137,235	Stryker Corp.	36,689,777
29,578	Teleflex, Inc.	10,495,162
109,500	UnitedHealth Group, Inc.	55,841,715
111,786	Veeva Systems, Inc. Class A*	23,750,054
		376,145,569
	Household & Personal Products - 2.6%
629,508	Colgate-Palmolive Co.	47,735,592
292,041	Procter & Gamble Co.	44,623,865
357,128	Unilever plc	16,214,593
		108,574,050
	Insurance - 4.7%
231,222	Brown & Brown, Inc.	16,710,414
353,309	Chubb Ltd.	75,572,795
152,499	Globe Life, Inc.	15,341,400
294,905	Marsh & McLennan Cos., Inc.	50,257,710
352,061	MetLife, Inc.	24,742,847
68,532	Travelers Cos., Inc.	12,522,852
		195,148,018
	Materials - 4.1%
45,811	Albemarle Corp.	10,131,102
349,690	CRH plc	13,967,190
247,311	Ecolab, Inc.	43,665,230
227,005	FMC Corp.	29,867,048
106,618	Linde plc*	34,056,988
98,013	PPG Industries, Inc.	12,846,564

11

Hartford Capital Appreciation HLS Fund
Schedule of Investments – (continued)
March 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.5% - (continued)
	Materials - 4.1% - (continued)
117,288	Reliance Steel & Aluminum Co.	$ 21,504,755
88,947	Rio Tinto plc ADR(4)	7,151,339
		173,190,216
	Media & Entertainment - 8.0%
104,975	Activision Blizzard, Inc.	8,409,547
39,044	Alphabet, Inc. Class A*	108,595,029
10,744	Cable One, Inc.	15,731,795
22,916	Charter Communications, Inc. Class A*	12,501,136
228,952	Electronic Arts, Inc.	28,964,718
156,336	Match Group, Inc.*	16,999,977
134,055	Meta Platforms, Inc. Class A*	29,808,470
331,935	Omnicom Group, Inc.	28,174,643
197,658	Pinterest, Inc. Class A*	4,864,363
144,642	Roku, Inc.*	18,119,303
471,660	Snap, Inc. Class A*	16,975,043
101,105	Spotify Technology S.A.*	15,268,877
176,582	Twitter, Inc.*	6,831,958
86,920	Walt Disney Co.*	11,921,947
158,339	ZoomInfo Technologies, Inc.*	9,459,172
		332,625,978
	Pharmaceuticals, Biotechnology & Life Sciences - 6.7%
36,564	Alnylam Pharmaceuticals, Inc.*	5,970,536
136,187	Apellis Pharmaceuticals, Inc.*	6,919,662
233,159	AstraZeneca plc ADR	15,467,768
50,632	Biogen, Inc.*	10,663,099
166,506	Danaher Corp.	48,841,205
293,759	Exact Sciences Corp.*	20,539,629
67,558	Illumina, Inc.*	23,604,765
49,216	Jazz Pharmaceuticals plc*	7,661,455
269,941	Johnson & Johnson	47,841,643
151,104	Organon & Co.	5,278,063
349,264	Pfizer, Inc.	18,081,397
162,312	PTC Therapeutics, Inc.*	6,055,861
21,511	Regeneron Pharmaceuticals, Inc.*	15,023,713
99,893	Sanofi	10,213,019
172,937	Seagen, Inc.*	24,911,575
88,883	Ultragenyx Pharmaceutical, Inc.*	6,454,683
28,852	Vertex Pharmaceuticals, Inc.*	7,529,506
		281,057,579
	Real Estate - 2.6%
137,897	American Tower Corp. REIT	34,642,484
418,829	Americold Realty Trust REIT	11,676,953
34,804	AvalonBay Communities, Inc. REIT	8,644,269
19,503	Equinix, Inc. REIT	14,463,815
33,205	Innovative Industrial Properties, Inc. REIT	6,820,307
742,852	VICI Properties, Inc. REIT	21,141,568
126,660	Welltower, Inc. REIT	12,177,092
		109,566,488
	Retailing - 5.4%
52,258	Alibaba Group Holding Ltd. ADR*	5,685,670
8,451,700	Allstar Co.*(1)(2)(3)(5)	—
21,968	Amazon.com, Inc.*	71,614,582
8,320	AutoZone, Inc.*	17,010,906
91,117	CarMax, Inc.*	8,790,968
192,712	Chewy, Inc. Class A*(4)	7,858,795
102,572	Dollar Tree, Inc.*	16,426,906
142,325	Etsy, Inc.*	17,688,151
873,764	TJX Cos., Inc.	52,932,623
115,140	Tory Burch LLC*(1)(2)(3)	5,712,078
51,780	Ulta Beauty, Inc.*	20,619,832
		224,340,511
Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.5% - (continued)
	Semiconductors & Semiconductor Equipment - 3.2%
247,818	Advanced Micro Devices, Inc.*	$ 27,096,420
14,072	Broadcom, Inc.	8,860,857
17,315	KLA Corp.	6,338,329
203,100	Micron Technology, Inc.	15,819,459
59,394	MKS Instruments, Inc.	8,909,100
92,063	NVIDIA Corp.	25,120,310
39,031	NXP Semiconductors N.V.	7,223,857
81,606	Qorvo, Inc.*	10,127,305
23,747	SolarEdge Technologies, Inc.*	7,655,320
52,001	Synaptics, Inc.*	10,374,200
43,462	Universal Display Corp.	7,255,981
		134,781,138
	Software & Services - 13.6%
62,711	Accenture plc Class A	21,148,031
140,615	Block, Inc. Class A*	19,067,394
227,856	Cognizant Technology Solutions Corp. Class A	20,431,848
84,851	DocuSign, Inc.*	9,089,239
191,533	Dynatrace, Inc.*	9,021,204
8,628	Fair Isaac Corp.*	4,024,617
194,185	Fidelity National Information Services, Inc.	19,500,058
61,258	Five9, Inc.*	6,762,883
64,233	FleetCor Technologies, Inc.*	15,997,871
506,448	Genpact Ltd.	22,035,552
185,875	GoDaddy, Inc. Class A*	15,557,737
73,673	Guidewire Software, Inc.*	6,970,939
31,366	Intuit, Inc.	15,082,027
140,094	Mastercard, Inc. Class A	50,066,794
211,419	Microsoft Corp.	65,182,592
37,864	MongoDB, Inc.*	16,796,092
60,015	Okta, Inc.*	9,059,864
28,682	Palo Alto Networks, Inc.*	17,854,832
46,297	Paycom Software, Inc.*	16,036,355
80,564	RingCentral, Inc. Class A*	9,442,906
90,845	salesforce.com, Inc.*	19,288,210
5,611	Sharecare, Inc. Earnout*(1)(2)(3)	1,386
6,483	Shopify, Inc. Class A*	4,382,249
56,104	Synopsys, Inc.*	18,697,780
337,830	UiPath, Inc. Class A*	7,293,750
330,244	Visa, Inc. Class A	73,238,212
171,098	VMware, Inc. Class A	19,482,929
744,506	Western Union Co.	13,952,042
81,559	WEX, Inc.*	14,554,204
111,936	Workday, Inc. Class A*	26,804,195
		566,823,792
	Technology Hardware & Equipment - 4.0%
243,480	Apple, Inc.	42,514,043
181,267	Arista Networks, Inc.*	25,192,488
155,039	CDW Corp.	27,734,927
99,721	F5, Inc.*	20,836,703
753,156	Flex Ltd.*	13,971,044
199,789	II-VI, Inc.*	14,482,704
124,752	Lumentum Holdings, Inc.*	12,175,795
139,267	Samsung Electronics Co., Ltd.	7,969,271
		164,876,975
	Telecommunication Services - 0.9%
284,248	T-Mobile U.S., Inc.*	36,483,231
	Transportation - 1.6%
64,683	J.B. Hunt Transport Services, Inc.	12,987,700
178,166	Knight-Swift Transportation Holdings, Inc.	8,990,256
250,205	Uber Technologies, Inc.*	8,927,314
136,751	Union Pacific Corp.	37,361,741
		68,267,011

12

Hartford Capital Appreciation HLS Fund
Schedule of Investments – (continued)
March 31, 2022  (Unaudited)

Shares or Principal Amount			Market Value†
COMMON STOCKS - 96.5% - (continued)
	Utilities - 1.8%
136,067	Avangrid, Inc.		$ 6,359,772
32,621	Consolidated Edison, Inc.		3,088,556
171,875	Duke Energy Corp.		19,191,563
460,898	Exelon Corp.		21,952,572
1,208,770	Iberdrola S.A.		13,211,818
152,811	Pinnacle West Capital Corp.		11,934,539
			75,738,820
	Total Common Stocks (cost $3,248,533,321)		$ 4,030,163,380
CONVERTIBLE PREFERRED STOCKS - 0.0%
	Software & Services - 0.0%
58	Magic Leap, Inc. Series C*(1)(2)(3)		$ 278
50,200	Nanigans, Inc. Series D*(1)(2)(3)		—
	Total Convertible Preferred Stocks (cost $1,227,675)		$ 278
EXCHANGE-TRADED FUNDS - 0.9%
	Other Investment Pools & Funds - 0.9%
128,007	iShares Russell 1000 Growth ETF (4)		$ 35,538,584
	Total Exchange-Traded Funds (cost $33,078,602)		$ 35,538,584
WARRANTS - 0.0%
	Software & Services - 0.0%
118,391	Nanigans, Inc. Expires 6/18/28*(1)(2)(3)		$ —
	Total Warrants (cost $—)		$ —
	Total Long-Term Investments (Cost $3,282,839,598)		$ 4,065,702,242
SHORT-TERM INVESTMENTS - 2.6%
	Repurchase Agreements - 2.1%
$ 87,206,384	Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/2022 at 0.240%, due on 04/01/2022 with a maturity value of $87,206,965; collateralized by U.S. Treasury Bond at 2.750%, maturing 08/15/2047, with a market value of $88,950,607		$ 87,206,384
	Securities Lending Collateral - 0.5%
20,048,267	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.25%(6)		20,048,267
2,396,227	Invesco Government & Agency Portfolio, Institutional Class, 0.26%(6)		2,396,227
			22,444,494
	Total Short-Term Investments (cost $109,650,878)		$ 109,650,878
	Total Investments (cost $3,392,490,476)	100.0%	$ 4,175,353,120
	Other Assets and Liabilities	0.0%	1,761,488
	Total Net Assets	100.0%	$ 4,177,114,608
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At March 31, 2022, the aggregate fair value of these securities are $13,086,860, which represented 0.3% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.
(2)	Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $13,086,860 or 0.3% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
08/2011	Allstar Co.	8,451,700	$ —	$ —
06/2015	HF Global, Inc.	350,600	4,713,607	7,373,118
12/2015	Magic Leap, Inc. Series C Convertible Preferred	58	679,566	278
03/2015	Nanigans, Inc. Series D Convertible Preferred	50,200	548,109	—
12/2021	Nanigans, Inc. Expires 6/18/28 Warrants	118,391	—	—
07/2021	Sharecare, Inc. Earnout	5,611	—	1,386
11/2013	Tory Burch LLC	115,140	9,024,247	5,712,078
			$ 14,965,529	$ 13,086,860

(3)	Investment valued using significant unobservable inputs.
(4)	Represents entire or partial securities on loan.
(5)	Affiliated company – The Fund owns greater than 5% of the outstanding voting securities of this issuer.
(6)	Current yield as of period end.

13

Hartford Capital Appreciation HLS Fund
Schedule of Investments – (continued)
March 31, 2022  (Unaudited)

Futures Contracts Outstanding at March 31, 2022
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
NASDAQ 100 E-MINI Future	297	06/17/2022	$ 88,320,375	$ 7,638,902
Total futures contracts				$ 7,638,902
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of March 31, 2022 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$ 20,784,423	$ 20,784,423	$ —	$ —
Banks	89,422,716	89,422,716	—	—
Capital Goods	302,829,179	286,594,896	8,861,165	7,373,118
Commercial & Professional Services	67,462,993	67,462,993	—	—
Consumer Durables & Apparel	134,670,506	134,670,506	—	—
Consumer Services	137,888,721	123,410,565	14,478,156	—
Diversified Financials	199,857,765	199,857,765	—	—
Energy	61,534,009	61,534,009	—	—
Food & Staples Retailing	5,916,522	5,916,522	—	—
Food, Beverage & Tobacco	162,177,170	162,177,170	—	—
Health Care Equipment & Services	376,145,569	376,145,569	—	—
Household & Personal Products	108,574,050	92,359,457	16,214,593	—
Insurance	195,148,018	195,148,018	—	—
Materials	173,190,216	159,223,026	13,967,190	—
Media & Entertainment	332,625,978	332,625,978	—	—
Pharmaceuticals, Biotechnology & Life Sciences	281,057,579	270,844,560	10,213,019	—
Real Estate	109,566,488	109,566,488	—	—
Retailing	224,340,511	218,628,433	—	5,712,078
Semiconductors & Semiconductor Equipment	134,781,138	134,781,138	—	—
Software & Services	566,823,792	566,822,406	—	1,386
Technology Hardware & Equipment	164,876,975	156,907,704	7,969,271	—
Telecommunication Services	36,483,231	36,483,231	—	—
Transportation	68,267,011	68,267,011	—	—
Utilities	75,738,820	62,527,002	13,211,818	—
Convertible Preferred Stocks	278	—	—	278
Exchange-Traded Funds	35,538,584	35,538,584	—	—
Warrants	—	—	—	—
Short-Term Investments	109,650,878	22,444,494	87,206,384	—
Futures Contracts(2)	7,638,902	7,638,902	—	—
Total	$ 4,182,992,022	$ 3,997,783,566	$ 172,121,596	$ 13,086,860

(1)	For the period ended March 31, 2022, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2022 is not presented.
14

Hartford Disciplined Equity HLS Fund
Schedule of Investments
March 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.3%
	Automobiles & Components - 1.8%
1,159,859	Ford Motor Co.	$ 19,613,215
34,223	Tesla, Inc.*	36,878,705
		56,491,920
	Banks - 5.1%
1,719,466	Bank of America Corp.	70,876,388
491,824	JP Morgan Chase & Co.	67,045,448
114,004	PNC Financial Services Group, Inc.	21,028,038
		158,949,874
	Capital Goods - 6.9%
241,199	AMETEK, Inc.	32,122,883
91,778	Deere & Co.	38,130,088
329,999	Fortune Brands Home & Security, Inc.	24,512,326
127,450	IDEX Corp.	24,435,989
132,853	Illinois Tool Works, Inc.	27,819,418
432,590	Johnson Controls International plc	28,364,926
424,635	Raytheon Technologies Corp.	42,068,589
		217,454,219
	Commercial & Professional Services - 2.3%
117,161	Equifax, Inc.	27,778,873
240,668	Leidos Holdings, Inc.	25,996,957
133,944	Republic Services, Inc. Class A	17,747,580
		71,523,410
	Consumer Durables & Apparel - 1.1%
261,624	NIKE, Inc. Class B	35,204,125
	Consumer Services - 2.8%
134,099	Airbnb, Inc. Class A*	23,032,844
10,673	Booking Holdings, Inc.*	25,065,007
166,114	McDonald's Corp.	41,076,670
		89,174,521
	Diversified Financials - 4.2%
271,368	American Express Co.	50,745,816
399,242	Charles Schwab Corp.	33,660,093
559,274	Morgan Stanley	48,880,548
		133,286,457
	Energy - 2.9%
305,935	ConocoPhillips	30,593,500
501,129	EOG Resources, Inc.	59,749,611
		90,343,111
	Food & Staples Retailing - 1.0%
365,852	Sysco Corp.	29,871,816
	Food, Beverage & Tobacco - 2.1%
175,041	Constellation Brands, Inc. Class A	40,315,443
328,442	Monster Beverage Corp.*	26,242,516
		66,557,959
	Health Care Equipment & Services - 7.5%
237,350	Abbott Laboratories	28,092,746
383,119	Baxter International, Inc.	29,707,047
127,151	Becton Dickinson and Co.	33,822,166
393,251	Hologic, Inc.*	30,209,542
96,547	Laboratory Corp. of America Holdings*	25,455,582
176,388	UnitedHealth Group, Inc.	89,952,588
		237,239,671
	Household & Personal Products - 2.9%
330,471	Colgate-Palmolive Co.	25,059,616
436,389	Procter & Gamble Co.	66,680,239
		91,739,855
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.3% - (continued)
	Insurance - 1.9%
164,834	Chubb Ltd.	$ 35,257,992
227,339	Progressive Corp.	25,914,373
		61,172,365
	Materials - 1.0%
227,155	PPG Industries, Inc.	29,773,206
	Media & Entertainment - 9.2%
65,817	Alphabet, Inc. Class A*	183,060,113
128,725	Meta Platforms, Inc. Class A*	28,623,291
80,579	Netflix, Inc.*	30,184,088
347,656	Walt Disney Co.*	47,684,497
		289,551,989
	Pharmaceuticals, Biotechnology & Life Sciences - 7.6%
138,387	Danaher Corp.	40,593,059
211,331	Eli Lilly & Co.	60,518,859
900,232	Pfizer, Inc.	46,605,011
59,258	Regeneron Pharmaceuticals, Inc.*	41,386,972
85,396	Thermo Fisher Scientific, Inc.	50,439,147
		239,543,048
	Real Estate - 1.7%
441,780	Gaming and Leisure Properties, Inc. REIT	20,732,736
196,994	Prologis, Inc. REIT	31,810,591
		52,543,327
	Retailing - 5.8%
42,390	Amazon.com, Inc.*	138,189,280
713,773	TJX Cos., Inc.	43,240,368
38,805	Tory Burch LLC*(1)(2)(3)	1,925,118
		183,354,766
	Semiconductors & Semiconductor Equipment - 5.0%
271,762	Advanced Micro Devices, Inc.*	29,714,457
80,708	KLA Corp.	29,543,971
64,747	NVIDIA Corp.	17,666,866
214,568	QUALCOMM, Inc.	32,790,282
256,767	Texas Instruments, Inc.	47,111,609
		156,827,185
	Software & Services - 12.2%
228,948	Fidelity National Information Services, Inc.	22,990,958
148,833	Global Payments, Inc.	20,366,308
265,659	GoDaddy, Inc. Class A*	22,235,658
138,642	Mastercard, Inc. Class A	49,547,878
566,496	Microsoft Corp.	174,656,382
43,408	Palo Alto Networks, Inc.*	27,021,914
188,926	salesforce.com, Inc.*	40,112,768
105,204	Workday, Inc. Class A*	25,192,150
		382,124,016
	Technology Hardware & Equipment - 10.3%
921,334	Apple, Inc.	160,874,130
170,512	CDW Corp.	30,502,892
894,092	Corning, Inc.	33,000,936
134,369	F5, Inc.*	28,076,402
174,908	Motorola Solutions, Inc.	42,362,717
331,439	NetApp, Inc.	27,509,437
		322,326,514
	Telecommunication Services - 1.0%
624,211	Verizon Communications, Inc.	31,797,308
	Transportation - 0.7%
98,626	FedEx Corp.	22,821,070

15

Hartford Disciplined Equity HLS Fund
Schedule of Investments – (continued)
March 31, 2022  (Unaudited)

Shares or Principal Amount			Market Value†
COMMON STOCKS - 99.3% - (continued)
	Utilities - 2.3%
402,923	American Electric Power Co., Inc.		$ 40,199,628
298,491	Duke Energy Corp.		33,329,505
			73,529,133
	Total Common Stocks (cost $2,099,948,810)		$ 3,123,200,865
CONVERTIBLE PREFERRED STOCKS - 0.2%
	Software & Services - 0.2%
1,871,878	Essence Group Holdings Corp. Series 3*(1)(2)(3)		$ 3,949,663
287,204	Lookout, Inc. Series F*(1)(2)(3)		2,533,139
	Total Convertible Preferred Stocks (cost $6,240,761)		$ 6,482,802
	Total Long-Term Investments (Cost $2,106,189,571)		$ 3,129,683,667
SHORT-TERM INVESTMENTS - 0.4%
	Repurchase Agreements - 0.4%
$ 12,939,523	Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/2022 at 0.240%, due on 01/04/2022 with a maturity value of $ 12,939,609; collateralized by U.S. Treasury Note at 1.000%, maturing 07/31/2028, with a market value of $13,198,367		$ 12,939,523
	Total Short-Term Investments (cost $12,939,523)		$ 12,939,523
	Total Investments (cost $2,119,129,094)	99.9%	$ 3,142,623,190
	Other Assets and Liabilities	0.1%	2,076,631
	Total Net Assets	100.0%	$ 3,144,699,821
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At March 31, 2022, the aggregate fair value of these securities are $8,407,920, which represented 0.3% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.
(2)	Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $8,407,920 or 0.3% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
05/2014	Essence Group Holdings Corp. Series 3 Convertible Preferred	1,871,878	$ 2,960,001	$ 3,949,663
07/2014	Lookout, Inc. Series F Convertible Preferred	287,204	3,280,760	2,533,139
11/2013	Tory Burch LLC	38,805	3,041,403	1,925,118
			$ 9,282,164	$ 8,407,920

(3)	Investment valued using significant unobservable inputs.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

16

Hartford Disciplined Equity HLS Fund
Schedule of Investments – (continued)
March 31, 2022  (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of March 31, 2022 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$ 56,491,920	$ 56,491,920	$ —	$ —
Banks	158,949,874	158,949,874	—	—
Capital Goods	217,454,219	217,454,219	—	—
Commercial & Professional Services	71,523,410	71,523,410	—	—
Consumer Durables & Apparel	35,204,125	35,204,125	—	—
Consumer Services	89,174,521	89,174,521	—	—
Diversified Financials	133,286,457	133,286,457	—	—
Energy	90,343,111	90,343,111	—	—
Food & Staples Retailing	29,871,816	29,871,816	—	—
Food, Beverage & Tobacco	66,557,959	66,557,959	—	—
Health Care Equipment & Services	237,239,671	237,239,671	—	—
Household & Personal Products	91,739,855	91,739,855	—	—
Insurance	61,172,365	61,172,365	—	—
Materials	29,773,206	29,773,206	—	—
Media & Entertainment	289,551,989	289,551,989	—	—
Pharmaceuticals, Biotechnology & Life Sciences	239,543,048	239,543,048	—	—
Real Estate	52,543,327	52,543,327	—	—
Retailing	183,354,766	181,429,648	—	1,925,118
Semiconductors & Semiconductor Equipment	156,827,185	156,827,185	—	—
Software & Services	382,124,016	382,124,016	—	—
Technology Hardware & Equipment	322,326,514	322,326,514	—	—
Telecommunication Services	31,797,308	31,797,308	—	—
Transportation	22,821,070	22,821,070	—	—
Utilities	73,529,133	73,529,133	—	—
Convertible Preferred Stocks	6,482,802	—	—	6,482,802
Short-Term Investments	12,939,523	—	12,939,523	—
Total	$ 3,142,623,190	$ 3,121,275,747	$ 12,939,523	$ 8,407,920

(1)	For the period ended March 31, 2022, there were no transfers in and out of Level 3.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2022 is not presented.
17

Hartford Dividend and Growth HLS Fund
Schedule of Investments
March 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.9%
	Banks - 6.0%
2,028,082	Bank of America Corp.	$ 83,597,540
749,231	JP Morgan Chase & Co.	102,135,170
279,662	PNC Financial Services Group, Inc.	51,583,656
		237,316,366
	Capital Goods - 6.6%
142,309	General Dynamics Corp.	34,322,085
605,981	Ingersoll Rand, Inc.	30,511,143
664,773	Johnson Controls International plc	43,589,166
132,883	Lockheed Martin Corp.	58,654,556
666,928	Otis Worldwide Corp.	51,320,109
418,067	Raytheon Technologies Corp.	41,417,898
		259,814,957
	Commercial & Professional Services - 1.0%
264,116	Waste Management, Inc.	41,862,386
	Consumer Services - 2.4%
348,593	Hilton Worldwide Holdings, Inc.*	52,895,502
167,262	McDonald's Corp.	41,360,547
		94,256,049
	Diversified Financials - 5.9%
336,779	American Express Co.	62,977,673
46,130	BlackRock, Inc.	35,251,162
654,340	Charles Schwab Corp.	55,167,405
216,672	Northern Trust Corp.	25,231,454
132,170	S&P Global, Inc.	54,213,491
		232,841,185
	Energy - 4.2%
426,380	Chevron Corp.	69,427,455
544,177	ConocoPhillips	54,417,700
827,166	TotalEnergies SE ADR	41,804,970
		165,650,125
	Food & Staples Retailing - 2.6%
570,390	Sysco Corp.	46,572,343
385,902	Walmart, Inc.	57,468,526
		104,040,869
	Food, Beverage & Tobacco - 2.9%
1,067,516	Coca-Cola Co.	66,185,992
776,429	Mondelez International, Inc. Class A	48,744,213
		114,930,205
	Health Care Equipment & Services - 8.7%
116,732	Anthem, Inc.	57,341,093
458,906	Baxter International, Inc.	35,583,571
192,389	Becton Dickinson and Co.	51,175,474
149,215	HCA Healthcare, Inc.	37,396,263
501,971	Medtronic plc	55,693,683
207,741	UnitedHealth Group, Inc.	105,941,678
		343,131,762
	Household & Personal Products - 0.8%
405,450	Colgate-Palmolive Co.	30,745,274
	Insurance - 6.5%
886,193	American International Group, Inc.	55,626,335
387,376	Chubb Ltd.	82,859,726
540,909	MetLife, Inc.	38,015,084
289,002	Principal Financial Group, Inc.	21,215,637
502,357	Prudential Financial, Inc.	59,363,527
		257,080,309
	Materials - 3.4%
344,780	Celanese Corp.	49,258,719
Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.9% - (continued)
	Materials - 3.4% - (continued)
352,395	FMC Corp.	$ 46,364,610
306,951	PPG Industries, Inc.	40,232,067
		135,855,396
	Media & Entertainment - 5.3%
49,094	Alphabet, Inc. Class A*	136,547,597
1,538,721	Comcast Corp. Class A	72,042,917
		208,590,514
	Pharmaceuticals, Biotechnology & Life Sciences - 8.2%
182,678	Agilent Technologies, Inc.	24,173,780
675,126	AstraZeneca plc ADR	44,787,859
973,133	Bristol-Myers Squibb Co.	71,067,903
569,114	Merck & Co., Inc.	46,695,803
499,057	Novartis AG ADR	43,792,252
1,814,460	Pfizer, Inc.	93,934,594
		324,452,191
	Real Estate - 3.5%
181,490	American Tower Corp. REIT	45,593,918
1,880,055	Host Hotels & Resorts, Inc. REIT	36,529,469
140,297	Public Storage REIT	54,755,113
		136,878,500
	Retailing - 2.9%
123,791	Home Depot, Inc.	37,054,360
190,463	Lowe's Cos., Inc.	38,509,714
621,962	TJX Cos., Inc.	37,678,458
		113,242,532
	Semiconductors & Semiconductor Equipment - 2.7%
41,880	Broadcom, Inc.	26,370,998
359,827	Micron Technology, Inc.	28,026,925
291,753	Texas Instruments, Inc.	53,530,841
		107,928,764
	Software & Services - 10.1%
80,861	Accenture plc Class A	27,268,755
768,818	Cognizant Technology Solutions Corp. Class A	68,939,910
657,740	Fidelity National Information Services, Inc.	66,050,251
606,433	Microsoft Corp.	186,969,358
229,049	Visa, Inc. Class A	50,796,197
		400,024,471
	Technology Hardware & Equipment - 5.8%
652,920	Apple, Inc.	114,006,361
1,088,928	Cisco Systems, Inc.	60,718,625
261,414	Corning, Inc.	9,648,791
1,233,898	HP, Inc.	44,790,498
		229,164,275
	Telecommunication Services - 2.1%
1,614,379	Verizon Communications, Inc.	82,236,466
	Transportation - 1.3%
296,538	Ryanair Holdings plc ADR*	25,834,391
101,383	Union Pacific Corp.	27,698,849
		53,533,240
	Utilities - 5.0%
308,164	Constellation Energy Corp.	17,334,225
523,473	Dominion Energy, Inc.	44,479,501
417,227	Duke Energy Corp.	46,587,567
924,493	Exelon Corp.	44,033,601
281,506	Sempra Energy	47,326,789
		199,761,683
	Total Common Stocks (cost $2,215,131,422)	$ 3,873,337,519

18

Hartford Dividend and Growth HLS Fund
Schedule of Investments – (continued)
March 31, 2022  (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 1.7%
	Repurchase Agreements - 1.7%
$ 65,419,738	Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/2022 at 0.240%, due on 04/01/2022 with a maturity value of $65,420,174; collateralized by U.S. Treasury Bond at 2.750%, maturing 08/15/2047, with a market value of $66,728,218		$ 65,419,738
	Total Short-Term Investments (cost $65,419,738)		$ 65,419,738
	Total Investments (cost $2,280,551,160)	99.6%	$ 3,938,757,257
	Other Assets and Liabilities	0.4%	17,378,122
	Total Net Assets	100.0%	$ 3,956,135,379
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of March 31, 2022 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Banks	$ 237,316,366	$ 237,316,366	$ —	$ —
Capital Goods	259,814,957	259,814,957	—	—
Commercial & Professional Services	41,862,386	41,862,386	—	—
Consumer Services	94,256,049	94,256,049	—	—
Diversified Financials	232,841,185	232,841,185	—	—
Energy	165,650,125	165,650,125	—	—
Food & Staples Retailing	104,040,869	104,040,869	—	—
Food, Beverage & Tobacco	114,930,205	114,930,205	—	—
Health Care Equipment & Services	343,131,762	343,131,762	—	—
Household & Personal Products	30,745,274	30,745,274	—	—
Insurance	257,080,309	257,080,309	—	—
Materials	135,855,396	135,855,396	—	—
Media & Entertainment	208,590,514	208,590,514	—	—
Pharmaceuticals, Biotechnology & Life Sciences	324,452,191	324,452,191	—	—
Real Estate	136,878,500	136,878,500	—	—
Retailing	113,242,532	113,242,532	—	—
Semiconductors & Semiconductor Equipment	107,928,764	107,928,764	—	—
Software & Services	400,024,471	400,024,471	—	—
Technology Hardware & Equipment	229,164,275	229,164,275	—	—
Telecommunication Services	82,236,466	82,236,466	—	—
Transportation	53,533,240	53,533,240	—	—
Utilities	199,761,683	199,761,683	—	—
Short-Term Investments	65,419,738	—	65,419,738	—
Total	$ 3,938,757,257	$ 3,873,337,519	$ 65,419,738	$ —

(1)	For the period ended March 31, 2022, there were no transfers in and out of Level 3.
19

Hartford Healthcare HLS Fund
Schedule of Investments
March 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.6%
	Biotechnology - 12.2%
68,131	89bio, Inc.*	$ 256,854
56,715	Abcam plc*	1,025,128
57,580	Alkermes plc*	1,514,930
6,373	Alnylam Pharmaceuticals, Inc.*	1,040,647
118,175	Amicus Therapeutics, Inc.*	1,119,117
9,600	Apellis Pharmaceuticals, Inc.*	487,776
3,180	Argenx SE ADR*	1,002,686
7,993	Ascendis Pharma A/S ADR*	938,059
2,956	BioAtla, Inc.*	14,780
3,182	BioNTech SE ADR*(1)	542,722
19,811	Blueprint Medicines Corp.*	1,265,527
24,237	Celldex Therapeutics, Inc.*	825,512
47,304	Entrada Therapeutics, Inc.*(1)	444,185
141,000	Everest Medicines Ltd.*(2)	459,428
21,927	Exact Sciences Corp.*	1,533,136
24,013	Genus plc	890,191
130,579	ImmunoGen, Inc.*	621,556
119,000	InnoCare Pharma Ltd.*(1)(2)	183,484
77,646	Ironwood Pharmaceuticals, Inc. Class A*	976,787
4,456	Karuna Therapeutics, Inc.*	564,976
10,395	Kodiak Sciences, Inc.*	80,249
16,839	Kymera Therapeutics, Inc.*	712,626
15,062	Madrigal Pharmaceuticals, Inc.*	1,477,883
3,367	Moderna, Inc.*	579,999
22,376	Myovant Sciences Ltd.*(1)	298,048
32,966	Nurix Therapeutics, Inc.*	461,854
12,644	Sage Therapeutics, Inc.*	418,516
12,849	Seagen, Inc.*	1,850,898
26,676	Veracyte, Inc.*	735,457
14,163	Verve Therapeutics, Inc.*	323,200
		22,646,211
	Consumer Finance - 0.1%
14,030	Orion Acquisition Corp.*	137,915
	Health Care Distributors - 1.3%
22,932	AdaptHealth Corp. Class A*	367,600
54,281	Covetrus, Inc.*	911,378
25,455	Owens & Minor, Inc.	1,120,529
		2,399,507
	Health Care Equipment - 19.8%
31,237	Baxter International, Inc.	2,422,117
16,967	Becton Dickinson and Co.	4,513,222
120,646	Boston Scientific Corp.*	5,343,411
5,671	DexCom, Inc.*	2,901,284
7,455	DiaSorin S.p.A.	1,164,419
41,440	Edwards Lifesciences Corp.*	4,878,317
19,336	Glaukos Corp.*	1,118,008
20,575	Hologic, Inc.*	1,580,571
13,162	Inari Medical, Inc.*	1,193,004
7,418	Insulet Corp.*	1,976,081
38,073	Koninklijke Philips N.V.	1,160,986
69,116	Smith & Nephew plc	1,099,281
18,023	Stryker Corp.	4,818,449
6,123	Teleflex, Inc.	2,172,624
134,000	Venus MedTech Hangzhou, Inc. Class H*(1)(2)	273,404
		36,615,178
	Health Care Facilities - 2.9%
53,452	Cano Health, Inc.*	339,420
22,811	Encompass Health Corp.	1,622,091
13,339	HCA Healthcare, Inc.	3,343,020
		5,304,531
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.6% - (continued)
	Health Care Services - 2.1%
40,340	agilon health, Inc.*	$ 1,022,619
6,174	Amedisys, Inc.*	1,063,719
6,999	Laboratory Corp. of America Holdings*	1,845,356
		3,931,694
	Health Care Supplies - 2.2%
4,214	Align Technology, Inc.*	1,837,304
330,070	ConvaTec Group plc(2)	932,255
8,441	Haemonetics Corp.*	533,640
6,128	Quidel Corp.*	689,155
108,000	Shandong Weigao Group Medical Polymer Co., Ltd. Class H	114,708
		4,107,062
	Life & Health Insurance - 0.2%
27,945	Oscar Health, Inc. Class A*(1)	278,612
	Life Sciences Tools & Services - 11.4%
24,706	Agilent Technologies, Inc.	3,269,345
2,290	Bio-Techne Corp.	991,662
25,284	Danaher Corp.	7,416,556
6,966	Illumina, Inc.*	2,433,920
24,524	NanoString Technologies, Inc.*	852,209
32,279	NeoGenomics, Inc.*	392,190
35,761	Syneos Health, Inc.*	2,894,853
1,798	Tecan Group AG	710,821
4,297	Waters Corp.*	1,333,746
55,554	WuXi AppTec Co., Ltd. Class H(2)	867,973
		21,163,275
	Managed Health Care - 17.0%
43,424	Centene Corp.*	3,655,867
290,498	Hapvida Participacoes e Investimentos S.A.(2)	722,423
13,847	Humana, Inc.	6,025,799
7,836	Molina Healthcare, Inc.*	2,614,011
35,952	UnitedHealth Group, Inc.	18,334,441
		31,352,541
	Pharmaceuticals - 29.4%
20,694	Aclaris Therapeutics, Inc.*	356,765
26,900	Astellas Pharma, Inc.	420,309
41,768	AstraZeneca plc ADR	2,770,889
110,146	Bristol-Myers Squibb Co.	8,043,962
38,000	Chugai Pharmaceutical Co., Ltd.	1,268,000
294,000	CSPC Pharmaceutical Group Ltd.	336,879
84,435	Daiichi Sankyo Co., Ltd.	1,843,806
18,609	Eisai Co., Ltd.	862,128
20,910	Elanco Animal Health, Inc.*	545,542
45,476	Eli Lilly & Co.	13,022,962
22,405	Hikma Pharmaceuticals plc	604,441
166,600	Hypera S.A.	1,354,551
22,710	Intra-Cellular Therapies, Inc.*	1,389,625
40,000	Kyowa Kirin Co., Ltd.	930,556
10,867	Novartis AG	954,030
52,976	Ono Pharmaceutical Co., Ltd.	1,327,864
249,863	Pfizer, Inc.	12,935,408
7,834	UCB S.A.	936,922
24,058	Zoetis, Inc.	4,537,098
		54,441,737
	Total Common Stocks (cost $141,191,703)	$ 182,378,263

20

Hartford Healthcare HLS Fund
Schedule of Investments – (continued)
March 31, 2022  (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 1.9%
	Repurchase Agreements - 1.1%
$ 2,118,319	Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/2022 at 0.240%, due on 04/01/2022 with a maturity value of $2,118,333; collateralized by U.S. Treasury Note at 1.250%, maturing 04/30/2028, with a market value of $2,160,779		$ 2,118,319
	Securities Lending Collateral - 0.8%
1,293,779	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.25%(3)		1,293,779
154,636	Invesco Government & Agency Portfolio, Institutional Class, 0.26%(3)		154,636
			1,448,415
	Total Short-Term Investments (cost $3,566,734)		$ 3,566,734
	Total Investments (cost $144,758,437)	100.5%	$ 185,944,997
	Other Assets and Liabilities	(0.5)%	(1,016,156)
	Total Net Assets	100.0%	$ 184,928,841
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Represents entire or partial securities on loan.
(2)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At March 31, 2022, the aggregate value of these securities was $3,438,967, representing 1.9% of net assets.
(3)	Current yield as of period end.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of March 31, 2022 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Biotechnology	$ 22,646,211	$ 20,978,171	$ 1,668,040	$ —
Consumer Finance	137,915	137,915	—	—
Health Care Distributors	2,399,507	2,399,507	—	—
Health Care Equipment	36,615,178	32,917,088	3,698,090	—
Health Care Facilities	5,304,531	5,304,531	—	—
Health Care Services	3,931,694	3,931,694	—	—
Health Care Supplies	4,107,062	3,060,099	1,046,963	—
Life & Health Insurance	278,612	278,612	—	—
Life Sciences Tools & Services	21,163,275	19,584,481	1,578,794	—
Managed Health Care	31,352,541	31,352,541	—	—
Pharmaceuticals	54,441,737	44,956,802	9,484,935	—
Short-Term Investments	3,566,734	1,448,415	2,118,319	—
Total	$ 185,944,997	$ 166,349,856	$ 19,595,141	$ —

(1)	For the period ended March 31, 2022, there were no transfers in and out of Level 3.
21

Hartford International Opportunities HLS Fund
Schedule of Investments
March 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.7%
	Australia - 2.0%
1,264,202	Goodman Group REIT	$ 21,487,027
	Brazil - 2.0%
988,012	Localiza Rent a Car S.A.	12,679,458
263,242	XP, Inc. Class A*	7,923,584
		20,603,042
	Canada - 7.8%
322,581	Brookfield Asset Management, Inc. Class A	18,237,832
362,327	Canadian Pacific Railway Ltd.	29,904,331
885,995	Cenovus Energy, Inc.	14,769,536
9,473	Constellation Software, Inc.	16,193,098
15,476	Nutrien Ltd.	1,599,655
33,071	Ritchie Bros Auctioneers, Inc.	1,953,336
		82,657,788
	China - 6.0%
1,731,000	China Longyuan Power Group Corp. Ltd. Class H	3,890,846
544,400	China Merchants Bank Co., Ltd. Class A	3,993,275
1,245,500	China Merchants Bank Co., Ltd. Class H	9,695,497
180,126	ENN Energy Holdings Ltd.	2,690,348
673,500	Li Ning Co., Ltd.	5,718,924
317,100	Meituan Class B*(1)	6,007,122
403,400	Proya Cosmetics Co., Ltd. Class A	11,948,154
768,200	Shandong Sinocera Functional Material Co., Ltd. Class A	4,167,473
335,791	Tencent Holdings Ltd.	15,478,066
		63,589,705
	Denmark - 0.9%
41,635	Ascendis Pharma A/S ADR*	4,886,283
13,831	Genmab A/S*	4,995,108
		9,881,391
	Finland - 1.2%
2,212,651	Nokia Oyj*	12,185,108
	France - 5.6%
495,516	AXA S.A.	14,505,896
452,168	Bureau Veritas S.A.	12,891,697
2,644	Hermes International	3,742,174
492,719	Klepierre S.A. REIT*	13,118,196
24,281	L'Oreal S.A.	9,698,926
4,894	LVMH Moet Hennessy Louis Vuitton SE	3,493,331
9,599	Schneider Electric SE	1,611,579
		59,061,799
	Germany - 5.8%
1,279,822	Commerzbank AG*	9,725,247
267,775	Infineon Technologies AG	9,058,829
434,670	RWE AG	18,926,616
167,609	Siemens AG	23,208,358
		60,919,050
	Hong Kong - 1.5%
977,145	Techtronic Industries Co., Ltd.	15,655,293
	India - 1.3%
408,913	Reliance Industries Ltd.	14,143,305
	Ireland - 1.1%
202,532	CRH plc	8,089,459
80,802	Smurfit Kappa Group plc	3,589,010
		11,678,469
	Israel - 1.0%
61,722	CyberArk Software Ltd.*	10,415,587
Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.7% - (continued)
	Italy - 1.6%
60,356	Ferrari N.V.	$ 13,149,126
383,148	UniCredit S.p.A.	4,133,300
		17,282,426
	Japan - 11.0%
119,300	Bandai Namco Holdings, Inc.	9,046,457
281,300	Dai-ichi Life Holdings, Inc.	5,716,237
92,125	Daikin Industries Ltd.	16,730,253
53,972	Eisai Co., Ltd.	2,500,445
28,700	Hoya Corp.	3,270,590
71,000	Kao Corp.	2,898,974
19,022	Keyence Corp.	8,820,548
2,897,400	Mitsubishi UFJ Financial Group, Inc.	17,909,229
55,500	Oriental Land Co., Ltd.	10,622,993
138,215	Recruit Holdings Co., Ltd.	6,005,029
158,100	Sony Group Corp.	16,264,638
209,500	Subaru Corp.	3,327,485
17,587	Sysmex Corp.	1,273,783
543,300	T&D Holdings, Inc.	7,376,917
7,000	Tokyo Electron Ltd.	3,594,927
		115,358,505
	Luxembourg - 1.6%
510,109	ArcelorMittal S.A.	16,340,888
	Netherlands - 3.4%
114,616	AerCap Holdings N.V.*	5,762,892
79,614	Koninklijke DSM N.V.	14,242,445
233,567	Stellantis N.V.	3,781,325
110,130	Wolters Kluwer N.V.	11,740,556
		35,527,218
	Norway - 1.2%
348,240	Equinor ASA	13,002,107
	Singapore - 0.4%
36,471	Sea Ltd. ADR*	4,368,861
	South Korea - 2.7%
488,769	Samsung Electronics Co., Ltd.	27,968,812
	Spain - 1.9%
1,805,274	Iberdrola S.A.	19,731,589
	Sweden - 1.3%
204,682	Fastighets AB Balder Class B*	13,476,281
	Switzerland - 8.6%
104,309	Cie Financiere Richemont S.A.	13,221,663
27,180	Lonza Group AG	19,694,718
157,538	Nestle S.A.	20,482,880
192,088	Novartis AG	16,863,694
638	Partners Group Holding AG	789,973
50,169	Roche Holding AG	19,849,952
		90,902,880
	Taiwan - 3.7%
1,909,806	Taiwan Semiconductor Manufacturing Co., Ltd.	39,176,830
	Thailand - 1.3%
2,937,473	Kasikornbank PCL	14,196,273
	United Kingdom - 20.3%
234,271	Allfunds Group plc*	2,683,570
482,066	Anglo American plc	25,049,267
199,357	AstraZeneca plc	26,437,310
1,504,195	BAE Systems plc	14,126,569
570,500	CNH Industrial N.V.	8,985,818

22

Hartford International Opportunities HLS Fund
Schedule of Investments – (continued)
March 31, 2022  (Unaudited)

Shares or Principal Amount			Market Value†
COMMON STOCKS - 96.7% - (continued)
	United Kingdom - 20.3% - (continued)
531,213	Diageo plc		$ 26,945,531
2,892,824	HSBC Holdings plc		19,759,616
583,449	Intermediate Capital Group plc		13,545,978
143,079	London Stock Exchange Group plc		14,920,354
396,683	Prudential plc		5,856,337
167,165	Rio Tinto plc		13,364,263
444,358	Segro plc REIT		7,811,386
1,000,647	Shell plc		27,328,412
158,858	Unilever plc		7,212,590
			214,027,001
	United States - 1.5%
236,362	Mosaic Co.		15,718,073
	Total Common Stocks (cost $896,267,980)		$ 1,019,355,308
EXCHANGE-TRADED FUNDS - 0.3%
	Other Investment Pools & Funds - 0.3%
59,579	iShares MSCI ACWI ex U.S. ETF		$ 3,114,194
	Total Exchange-Traded Funds (cost $3,052,631)		$ 3,114,194
	Total Long-Term Investments (cost $899,320,611)		$ 1,022,469,502
SHORT-TERM INVESTMENTS - 1.9%
	Repurchase Agreements - 1.9%
19,739,389	Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/2022 at 0.240%, due on 04/01/2022 with a maturity value of $19,739,521; collateralized by U.S. Treasury Bond at 2.750%, maturing 08/15/2047, with a market value of $20,134,243		$ 19,739,389
	Total Short-Term Investments (cost $19,739,389)		$ 19,739,389
	Total Investments (cost $919,060,000)	98.9%	$ 1,042,208,891
	Other Assets and Liabilities	1.1%	11,407,161
	Total Net Assets	100.0%	$ 1,053,616,052
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At March 31, 2022, the aggregate value of this security was $6,007,122, representing 0.6% of net assets.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

23

Hartford International Opportunities HLS Fund
Schedule of Investments – (continued)
March 31, 2022  (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of March 31, 2022 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Australia	$ 21,487,027	$ —	$ 21,487,027	$ —
Brazil	20,603,042	20,603,042	—	—
Canada	82,657,788	82,657,788	—	—
China	63,589,705	—	63,589,705	—
Denmark	9,881,391	4,886,283	4,995,108	—
Finland	12,185,108	—	12,185,108	—
France	59,061,799	—	59,061,799	—
Germany	60,919,050	—	60,919,050	—
Hong Kong	15,655,293	—	15,655,293	—
India	14,143,305	—	14,143,305	—
Ireland	11,678,469	—	11,678,469	—
Israel	10,415,587	10,415,587	—	—
Italy	17,282,426	—	17,282,426	—
Japan	115,358,505	—	115,358,505	—
Luxembourg	16,340,888	—	16,340,888	—
Netherlands	35,527,218	5,762,892	29,764,326	—
Norway	13,002,107	—	13,002,107	—
Singapore	4,368,861	4,368,861	—	—
South Korea	27,968,812	—	27,968,812	—
Spain	19,731,589	—	19,731,589	—
Sweden	13,476,281	—	13,476,281	—
Switzerland	90,902,880	—	90,902,880	—
Taiwan	39,176,830	—	39,176,830	—
Thailand	14,196,273	—	14,196,273	—
United Kingdom	214,027,001	—	214,027,001	—
United States	15,718,073	15,718,073	—	—
Exchange-Traded Funds	3,114,194	3,114,194	—	—
Short-Term Investments	19,739,389	—	19,739,389	—
Total	$ 1,042,208,891	$ 147,526,720	$ 894,682,171	$ —

(1)	For the period ended March 31, 2022, there were no transfers in and out of Level 3.
24

Hartford MidCap HLS Fund
Schedule of Investments
March 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.8%
	Automobiles & Components - 0.2%
978,649	Arrival S.A.*(1)	$ 3,650,361
	Banks - 5.4%
124,062	Cullen/Frost Bankers, Inc.	17,171,421
28,816	First Citizens BancShares, Inc. Class A	19,179,930
124,895	First Republic Bank	20,245,480
135,412	M&T Bank Corp.	22,952,334
217,596	Prosperity Bancshares, Inc.	15,096,810
		94,645,975
	Capital Goods - 10.7%
127,715	Axon Enterprise, Inc.*	17,590,187
191,497	Builders FirstSource, Inc.*	12,359,216
138,015	Graco, Inc.	9,622,406
136,612	IDEX Corp.	26,192,619
645,041	Ingersoll Rand, Inc.	32,477,814
84,392	Lennox International, Inc.	21,761,321
150,832	Lincoln Electric Holdings, Inc.	20,786,158
65,274	Middleby Corp.*	10,701,020
48,477	Watsco, Inc.	14,768,033
207,517	Westinghouse Air Brake Technologies Corp.	19,956,910
		186,215,684
	Commercial & Professional Services - 3.3%
1,020,091	Dun & Bradstreet Holdings, Inc.*	17,871,995
443,374	GFL Environmental, Inc.	14,427,390
59,274	Robert Half International, Inc.	6,767,905
118,596	Science Applications International Corp.	10,930,993
71,886	TransUnion	7,428,699
		57,426,982
	Consumer Durables & Apparel - 5.1%
193,564	Carter's, Inc.	17,805,953
6,534	NVR, Inc.*	29,189,142
934,925	Under Armour, Inc. Class C*	14,547,433
576,906	Vizio Holding Corp. Class A*	5,128,694
373,254	YETI Holdings, Inc.*	22,387,775
		89,058,997
	Consumer Services - 2.2%
195,369	Choice Hotels International, Inc.	27,695,509
114,877	Hyatt Hotels Corp. Class A*	10,965,010
		38,660,519
	Diversified Financials - 2.4%
60,552	Credit Acceptance Corp.*(1)	33,326,004
109,532	Hamilton Lane, Inc. Class A	8,465,728
		41,791,732
	Energy - 1.8%
290,447	Coterra Energy, Inc.	7,833,356
279,748	Marathon Oil Corp.	7,024,472
220,821	Targa Resources Corp.	16,665,361
		31,523,189
	Food, Beverage & Tobacco - 1.1%
317,835	Lamb Weston Holdings, Inc.	19,041,495
	Health Care Equipment & Services - 5.4%
177,402	Inari Medical, Inc.*	16,079,717
30,081	Insulet Corp.*	8,013,278
373,774	Integra LifeSciences Holdings Corp.*	24,018,717
41,190	Molina Healthcare, Inc.*	13,740,572
102,407	Nevro Corp.*	7,407,098
68,907	Teleflex, Inc.	24,450,271
		93,709,653
	Insurance - 5.1%
11,430	Erie Indemnity Co. Class A	2,013,166
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.8% - (continued)
	Insurance - 5.1% - (continued)
303,152	Fidelity National Financial, Inc.	$ 14,805,944
142,391	Globe Life, Inc.	14,324,534
21,320	Markel Corp.*	31,452,117
12,069	White Mountains Insurance Group Ltd.	13,713,280
204,930	WR Berkley Corp.	13,646,289
		89,955,330
	Materials - 4.6%
1,054,582	Element Solutions, Inc.	23,095,346
102,497	FMC Corp.	13,485,530
367,918	Silgan Holdings, Inc.	17,008,849
318,961	Steel Dynamics, Inc.	26,610,916
		80,200,641
	Media & Entertainment - 3.1%
17,031	Cable One, Inc.	24,937,471
454,027	Cargurus, Inc.*	19,277,986
74,488	Roku, Inc.*	9,331,112
		53,546,569
	Pharmaceuticals, Biotechnology & Life Sciences - 12.7%
50,359	Alnylam Pharmaceuticals, Inc.*	8,223,121
461,235	Apellis Pharmaceuticals, Inc.*	23,435,350
16,544	Bio-Techne Corp.	7,164,214
240,355	Exact Sciences Corp.*	16,805,622
86,324	ICON plc*	20,995,723
992,143	Iovance Biotherapeutics, Inc.*	16,519,181
225,504	Jazz Pharmaceuticals plc*	35,104,208
147,133	NeoGenomics, Inc.*	1,787,666
421,855	PTC Therapeutics, Inc.*	15,739,410
248,260	Reata Pharmaceuticals, Inc. Class A*	8,132,998
413,365	Sage Therapeutics, Inc.*	13,682,381
193,829	Syneos Health, Inc.*	15,690,458
225,363	Ultragenyx Pharmaceutical, Inc.*	16,365,861
119,940	United Therapeutics Corp.*	21,518,435
		221,164,628
	Real Estate - 3.2%
114,324	Life Storage, Inc. REIT	16,054,519
46,942	PS Business Parks, Inc. REIT	7,890,011
258,339	Redfin Corp.*	4,660,436
187,110	Rexford Industrial Realty, Inc. REIT	13,956,535
445,098	STORE Capital Corp. REIT	13,010,215
		55,571,716
	Retailing - 2.7%
168,606	CarMax, Inc.*	16,267,107
300,163	Chewy, Inc. Class A*(1)	12,240,647
154,060	Etsy, Inc.*	19,146,577
		47,654,331
	Semiconductors & Semiconductor Equipment - 3.0%
191,582	MKS Instruments, Inc.	28,737,300
11,654	Silicon Laboratories, Inc.*	1,750,431
114,808	Synaptics, Inc.*	22,904,196
		53,391,927
	Software & Services - 12.1%
121,107	Black Knight, Inc.*	7,022,995
340,387	Digital Turbine, Inc.*	14,912,355
15,098	Fair Isaac Corp.*	7,042,613
842,385	Genpact Ltd.	36,652,171
171,530	Guidewire Software, Inc.*	16,230,169
531,297	Informatica, Inc. Class A*	10,487,803
256,771	LiveRamp Holdings, Inc.*	9,600,668
83,638	Nuvei Corp.*(2)	6,305,469
424,360	Olo, Inc. Class A*	5,622,770

25

Hartford MidCap HLS Fund
Schedule of Investments – (continued)
March 31, 2022  (Unaudited)

Shares or Principal Amount			Market Value†
COMMON STOCKS - 99.8% - (continued)
	Software & Services - 12.1% - (continued)
183,719	Q2 Holdings, Inc.*		$ 11,326,276
280,037	Shift4 Payments, Inc. Class A*		17,342,691
527,453	Teradata Corp.*		25,998,158
236,089	WEX, Inc.*		42,130,082
			210,674,220
	Technology Hardware & Equipment - 9.9%
90,873	CDW Corp.		16,256,271
1,674,305	CommScope Holding Co., Inc.*		13,193,523
179,989	F5, Inc.*		37,608,702
1,659,172	Flex Ltd.*		30,777,641
588,346	II-VI, Inc.*		42,649,201
342,796	Lumentum Holdings, Inc.*		33,456,890
			173,942,228
	Transportation - 3.1%
32,200	AMERCO		19,221,468
8,082	Expeditors International of Washington, Inc.		833,739
91,036	J.B. Hunt Transport Services, Inc.		18,279,118
309,141	Knight-Swift Transportation Holdings, Inc.		15,599,255
			53,933,580
	Utilities - 2.7%
180,963	Black Hills Corp.		13,937,771
284,809	NiSource, Inc.		9,056,926
657,528	UGI Corp.		23,815,664
			46,810,361
	Total Common Stocks (cost $1,301,491,382)		$ 1,742,570,118
SHORT-TERM INVESTMENTS - 2.1%
	Repurchase Agreements - 0.2%
$ 2,876,566	Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/2021 at 0.240%, due on 04/01/2022 with a maturity value of $2,876,585; collateralized by U.S. Treasury Note at 1.000%, maturing 07/31/2028, with a market value of $2,934,141		$ 2,876,566
	Securities Lending Collateral - 1.9%
29,551,179	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.25%(3)		29,551,179
3,532,043	Invesco Government & Agency Portfolio, Institutional Class, 0.26%(3)		3,532,043
			33,083,222
	Total Short-Term Investments (cost $35,959,788)		$ 35,959,788
	Total Investments (cost $1,337,451,170)	101.9%	$ 1,778,529,906
	Other Assets and Liabilities	(1.9)%	(33,278,452)
	Total Net Assets	100.0%	$ 1,745,251,454
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Represents entire or partial securities on loan.
(2)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At March 31, 2022, the aggregate value of this security was $6,305,469, representing 0.4% of net assets.
(3)	Current yield as of period end.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

26

Hartford MidCap HLS Fund
Schedule of Investments – (continued)
March 31, 2022  (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of March 31, 2022 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$ 3,650,361	$ 3,650,361	$ —	$ —
Banks	94,645,975	94,645,975	—	—
Capital Goods	186,215,684	186,215,684	—	—
Commercial & Professional Services	57,426,982	57,426,982	—	—
Consumer Durables & Apparel	89,058,997	89,058,997	—	—
Consumer Services	38,660,519	38,660,519	—	—
Diversified Financials	41,791,732	41,791,732	—	—
Energy	31,523,189	31,523,189	—	—
Food, Beverage & Tobacco	19,041,495	19,041,495	—	—
Health Care Equipment & Services	93,709,653	93,709,653	—	—
Insurance	89,955,330	89,955,330	—	—
Materials	80,200,641	80,200,641	—	—
Media & Entertainment	53,546,569	53,546,569	—	—
Pharmaceuticals, Biotechnology & Life Sciences	221,164,628	221,164,628	—	—
Real Estate	55,571,716	55,571,716	—	—
Retailing	47,654,331	47,654,331	—	—
Semiconductors & Semiconductor Equipment	53,391,927	53,391,927	—	—
Software & Services	210,674,220	210,674,220	—	—
Technology Hardware & Equipment	173,942,228	173,942,228	—	—
Transportation	53,933,580	53,933,580	—	—
Utilities	46,810,361	46,810,361	—	—
Short-Term Investments	35,959,788	33,083,222	2,876,566	—
Total	$ 1,778,529,906	$ 1,775,653,340	$ 2,876,566	$ —

(1)	For the period ended March 31, 2022, there were no transfers in and out of Level 3.
27

Hartford Small Company HLS Fund
Schedule of Investments
March 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.0%
	Banks - 3.2%
154,611	Ameris Bancorp	$ 6,784,331
124,578	Synovus Financial Corp.	6,104,322
63,070	Western Alliance Bancorp	5,223,457
		18,112,110
	Capital Goods - 14.1%
38,299	Acuity Brands, Inc.	7,250,001
139,707	Applied Industrial Technologies, Inc.	14,342,321
207,260	Colfax Corp.*	8,246,875
55,538	Curtiss-Wright Corp.	8,339,586
307,712	Fluor Corp.*	8,828,257
70,244	Helios Technologies, Inc.	5,637,081
74,418	Kornit Digital Ltd.*	6,153,625
54,234	Middleby Corp.*	8,891,122
49,399	WESCO International, Inc.*	6,428,786
129,288	Zurn Water Solutios Corp.	4,576,795
		78,694,449
	Commercial & Professional Services - 1.4%
78,378	TriNet Group, Inc.*	7,709,260
	Consumer Durables & Apparel - 2.5%
5,207	Cavco Industries, Inc.*	1,254,106
57,318	Crocs, Inc.*	4,379,095
155,599	Skyline Champion Corp.*	8,539,273
		14,172,474
	Consumer Services - 4.1%
89,409	Boyd Gaming Corp.	5,881,324
142,921	Chegg, Inc.*	5,185,174
327,105	Mister Car Wash, Inc.*	4,837,883
38,084	Planet Fitness, Inc. Class A*	3,217,336
33,528	Wingstop, Inc.	3,934,511
		23,056,228
	Diversified Financials - 0.9%
100,757	Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	4,778,905
	Energy - 4.3%
111,185	Cactus, Inc. Class A	6,308,637
128,931	Chesapeake Energy Corp.	11,216,997
268,967	Magnolia Oil & Gas Corp. Class A	6,361,069
		23,886,703
	Food, Beverage & Tobacco - 0.8%
45,530	Freshpet, Inc.*	4,673,199
	Health Care Equipment & Services - 12.3%
191,815	Cross Country Healthcare, Inc.*	4,156,631
80,966	Globus Medical, Inc. Class A*	5,973,672
122,680	Health Catalyst, Inc.*	3,205,628
66,721	Inari Medical, Inc.*	6,047,591
45,631	Inspire Medical Systems, Inc.*	11,713,021
110,259	Integra LifeSciences Holdings Corp.*	7,085,243
45,925	LHC Group, Inc.*	7,742,955
30,769	Omnicell, Inc.*	3,984,278
89,578	Owens & Minor, Inc.	3,943,224
372,235	R1 RCM, Inc.*	9,961,009
43,360	Tandem Diabetes Care, Inc.*	5,042,334
		68,855,586
	Household & Personal Products - 1.0%
211,682	elf Beauty, Inc.*	5,467,746
	Materials - 1.6%
132,002	Cabot Corp.	9,030,257
Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.0% - (continued)
	Media & Entertainment - 4.5%
72,727	Cardlytics, Inc.*	$ 3,998,530
266,139	Cargurus, Inc.*	11,300,262
132,352	Criteo S.A. ADR*	3,605,269
65,709	Ziff Davis, Inc.*	6,359,317
		25,263,378
	Pharmaceuticals, Biotechnology & Life Sciences - 9.6%
158,470	Aclaris Therapeutics, Inc.*	2,732,023
244,875	Amicus Therapeutics, Inc.*	2,318,966
49,610	Apellis Pharmaceuticals, Inc.*	2,520,684
28,240	Ascendis Pharma A/S ADR*	3,314,246
36,221	BioAtla, Inc.*	181,105
49,824	Blueprint Medicines Corp.*	3,182,757
88,788	Celldex Therapeutics, Inc.*	3,024,119
48,602	Crinetics Pharmaceuticals, Inc.*	1,066,814
49,002	Fate Therapeutics, Inc.*	1,899,808
300,220	ImmunoGen, Inc.*	1,429,047
48,124	Intellia Therapeutics, Inc.*	3,497,171
45,692	Intra-Cellular Therapies, Inc.*	2,795,893
24,624	Karuna Therapeutics, Inc.*	3,122,077
21,638	Kodiak Sciences, Inc.*	167,045
59,424	Kymera Therapeutics, Inc.*	2,514,824
23,580	Madrigal Pharmaceuticals, Inc.*	2,313,670
131,468	Myovant Sciences Ltd.*(1)	1,751,154
63,520	NanoString Technologies, Inc.*	2,207,320
126,799	NeoGenomics, Inc.*	1,540,608
34,340	Pacira BioSciences, Inc.*	2,620,829
55,828	PTC Therapeutics, Inc.*	2,082,943
49,788	RAPT Therapeutics, Inc.*	1,094,838
75,968	Revolution Medicines, Inc.*	1,937,944
67,154	Rocket Pharmaceuticals, Inc.*	1,065,062
47,756	Turning Point Therapeutics, Inc.*	1,282,249
59,365	Veracyte, Inc.*	1,636,693
		53,299,889
	Real Estate - 5.4%
203,379	Essential Properties Realty Trust, Inc. REIT	5,145,489
265,293	Independence Realty Trust, Inc. REIT	7,014,347
252,077	Pebblebrook Hotel Trust REIT	6,170,845
140,119	Phillips Edison & Co., Inc. REIT	4,818,692
71,992	Ryman Hospitality Properties, Inc. REIT*	6,678,698
		29,828,071
	Retailing - 5.1%
5,016,400	Allstar Co.(2)(3)(4)(5)	—
36,706	Floor & Decor Holdings, Inc. Class A*	2,973,186
178,877	National Vision Holdings, Inc.*	7,793,671
155,658	Revolve Group, Inc.*	8,357,278
78,101	Shutterstock, Inc.	7,269,641
43,094	Tory Burch LLC(3)(4)(5)	2,137,895
		28,531,671
	Semiconductors & Semiconductor Equipment - 3.9%
30,112	Ambarella, Inc.*	3,159,351
30,748	MKS Instruments, Inc.	4,612,200
68,867	Synaptics, Inc.*	13,738,967
		21,510,518
	Software & Services - 15.8%
41,808	Concentrix Corp.	6,963,540
157,708	Digital Turbine, Inc.*	6,909,187
65,332	Five9, Inc.*	7,212,653
299,900	Jamf Holding Corp.*	10,439,519
117,926	LiveRamp Holdings, Inc.*	4,409,253
34,587	Manhattan Associates, Inc.*	4,797,563
78,019	New Relic, Inc.*	5,217,911

28

Hartford Small Company HLS Fund
Schedule of Investments – (continued)
March 31, 2022  (Unaudited)

Shares or Principal Amount			Market Value†
COMMON STOCKS - 95.0% - (continued)
	Software & Services - 15.8% - (continued)
81,362	Olo, Inc. Class A*		$ 1,078,047
71,258	Perficient, Inc.*		7,844,793
100,759	Rapid7, Inc.*		11,208,431
251,659	Repay Holdings Corp.*		3,717,003
192,192	Varonis Systems, Inc.*		9,136,808
560,211	Verra Mobility Corp.*		9,120,235
			88,054,943
	Technology Hardware & Equipment - 4.5%
198,199	Calix, Inc.*		8,504,719
146,702	II-VI, Inc.*		10,634,428
40,183	Novanta, Inc.*		5,717,639
			24,856,786
	Total Common Stocks (cost $503,460,905)		$ 529,782,173
EXCHANGE-TRADED FUNDS - 0.5%
	Other Investment Pools & Funds - 0.5%
11,713	iShares Russell 2000 Growth ETF		$ 2,995,600
	Total Exchange-Traded Funds (cost $2,800,517)		$ 2,995,600
	Total Long-Term Investments (Cost $506,261,422)		$ 532,777,773
SHORT-TERM INVESTMENTS - 3.9%
	Repurchase Agreements - 3.6%
$ 19,747,092	Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/2022 at 0.240%, due on 04/01/2022 with a maturity value of $19,747,224; collateralized by U.S. Treasury Note at 1.250%, maturing 06/30/2028, with a market value of $20,142,061		$ 19,747,092
	Securities Lending Collateral - 0.3%
1,538,896	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.25%(6)		1,538,896
183,933	Invesco Government & Agency Portfolio, Institutional Class, 0.26%(6)		183,933
			1,722,829
	Total Short-Term Investments (cost $21,469,921)		$ 21,469,921
	Total Investments (cost $527,731,343)	99.4%	$ 554,247,694
	Other Assets and Liabilities	0.6%	3,370,072
	Total Net Assets	100.0%	$ 557,617,766
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Represents entire or partial securities on loan.
(2)	Affiliated company – The Fund owns greater than 5% of the outstanding voting securities of this issuer.
(3)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At March 31, 2022, the aggregate fair value of these securities are $2,137,895, which represented 0.4% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.
(4)	Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $2,137,895 or 0.4% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
08/2011	Allstar Co.	5,016,400	$ —	$ —
11/2013	Tory Burch LLC	43,094	3,377,559	2,137,895
			$ 3,377,559	$ 2,137,895

(5)	Investment valued using significant unobservable inputs.
(6)	Current yield as of period end.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

29

Hartford Small Company HLS Fund
Schedule of Investments – (continued)
March 31, 2022  (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of March 31, 2022 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Banks	$ 18,112,110	$ 18,112,110	$ —	$ —
Capital Goods	78,694,449	78,694,449	—	—
Commercial & Professional Services	7,709,260	7,709,260	—	—
Consumer Durables & Apparel	14,172,474	14,172,474	—	—
Consumer Services	23,056,228	23,056,228	—	—
Diversified Financials	4,778,905	4,778,905	—	—
Energy	23,886,703	23,886,703	—	—
Food, Beverage & Tobacco	4,673,199	4,673,199	—	—
Health Care Equipment & Services	68,855,586	68,855,586	—	—
Household & Personal Products	5,467,746	5,467,746	—	—
Materials	9,030,257	9,030,257	—	—
Media & Entertainment	25,263,378	25,263,378	—	—
Pharmaceuticals, Biotechnology & Life Sciences	53,299,889	53,299,889	—	—
Real Estate	29,828,071	29,828,071	—	—
Retailing	28,531,671	26,393,776	—	2,137,895
Semiconductors & Semiconductor Equipment	21,510,518	21,510,518	—	—
Software & Services	88,054,943	88,054,943	—	—
Technology Hardware & Equipment	24,856,786	24,856,786	—	—
Exchange-Traded Funds	2,995,600	2,995,600	—	—
Short-Term Investments	21,469,921	1,722,829	19,747,092	—
Total	$ 554,247,694	$ 532,362,707	$ 19,747,092	$ 2,137,895

(1)	For the period ended March 31, 2022, there were no transfers in and out of Level 3.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2022 is not presented.
30

Hartford Stock HLS Fund
Schedule of Investments
March 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.4%
	Banks - 1.3%
107,942	PNC Financial Services Group, Inc.	$ 19,909,902
	Capital Goods - 14.0%
43,843	Deere & Co.	18,215,013
170,259	General Dynamics Corp.	41,063,065
224,091	Honeywell International, Inc.	43,603,627
64,305	Lockheed Martin Corp.	28,384,227
111,686	Northrop Grumman Corp.	49,948,213
386,769	Raytheon Technologies Corp.	38,317,205
		219,531,350
	Consumer Durables & Apparel - 2.6%
305,672	NIKE, Inc. Class B	41,131,224
	Consumer Services - 2.7%
174,082	McDonald's Corp.	43,046,997
	Diversified Financials - 2.3%
197,397	American Express Co.	36,913,239
	Food & Staples Retailing - 2.2%
60,428	Costco Wholesale Corp.	34,797,464
	Food, Beverage & Tobacco - 7.6%
837,822	Coca-Cola Co.	51,944,964
534,281	Diageo plc	27,101,153
237,154	PepsiCo., Inc.	39,694,837
		118,740,954
	Health Care Equipment & Services - 10.9%
415,209	Baxter International, Inc.	32,195,306
347,669	Medtronic plc	38,573,876
152,571	Stryker Corp.	40,789,857
117,821	UnitedHealth Group, Inc.	60,085,175
		171,644,214
	Household & Personal Products - 6.5%
697,976	Colgate-Palmolive Co.	52,927,520
322,363	Procter & Gamble Co.	49,257,066
		102,184,586
	Insurance - 5.3%
187,485	Chubb Ltd.	40,103,041
251,787	Marsh & McLennan Cos., Inc.	42,909,541
		83,012,582
	Materials - 4.6%
173,434	Ecolab, Inc.	30,621,507
132,601	Linde plc*	42,356,737
		72,978,244
	Media & Entertainment - 1.8%
590,812	Comcast Corp. Class A	27,661,818
	Pharmaceuticals, Biotechnology & Life Sciences - 8.7%
88,092	Danaher Corp.	25,840,026
305,805	Johnson & Johnson	54,197,820
442,852	Merck & Co., Inc.	36,336,007
395,257	Pfizer, Inc.	20,462,455
		136,836,308
	Real Estate - 2.9%
80,280	American Tower Corp. REIT	20,167,941
66,106	Public Storage REIT	25,799,850
		45,967,791
	Retailing - 4.6%
9,440,100	Allstar Co.(1)(2)(3)(4)	—
Shares or Principal Amount			Market Value†
COMMON STOCKS - 98.4% - (continued)
	Retailing - 4.6% - (continued)
75,051	Home Depot, Inc.		$ 22,465,016
823,014	TJX Cos., Inc.		49,858,188
			72,323,204
	Semiconductors & Semiconductor Equipment - 1.5%
127,165	Texas Instruments, Inc.		23,332,234
	Software & Services - 11.5%
96,811	Accenture plc Class A		32,647,574
120,347	Automatic Data Processing, Inc.		27,383,756
107,410	Mastercard, Inc. Class A		38,386,186
118,172	Microsoft Corp.		36,433,609
207,832	Visa, Inc. Class A		46,090,903
			180,942,028
	Transportation - 7.4%
258,751	Canadian National Railway Co.		34,709,869
169,429	Union Pacific Corp.		46,289,697
161,273	United Parcel Service, Inc. Class B		34,586,608
			115,586,174
	Total Common Stocks (cost $851,515,465)		$ 1,546,540,313
SHORT-TERM INVESTMENTS - 1.1%
	Repurchase Agreements - 1.1%
$ 17,375,867	Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/2022 at 0.240%, due on 04/01/2022 with a maturity value of $17,375,983; collateralized by U.S. Treasury Note at 1.250%, maturing 04/30/2028, with a market value of $17,723,463		$ 17,375,867
	Total Short-Term Investments (cost $17,375,867)		$ 17,375,867
	Total Investments (cost $868,891,332)	99.5%	$ 1,563,916,180
	Other Assets and Liabilities	0.5%	8,479,662
	Total Net Assets	100.0%	$ 1,572,395,842
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Affiliated company – The Fund owns greater than 5% of the outstanding voting securities of this issuer.

31

Hartford Stock HLS Fund
Schedule of Investments – (continued)
March 31, 2022  (Unaudited)

(2)	This security is valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At March 31, 2022, the aggregate fair value of this security was $0, which represented 0.0% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.
(3)	Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $0 or 0.0% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
08/2011	Allstar Co.	9,440,100	$ —	$ —

(4)	Investment valued using significant unobservable inputs.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of March 31, 2022 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Banks	$ 19,909,902	$ 19,909,902	$ —	$ —
Capital Goods	219,531,350	219,531,350	—	—
Consumer Durables & Apparel	41,131,224	41,131,224	—	—
Consumer Services	43,046,997	43,046,997	—	—
Diversified Financials	36,913,239	36,913,239	—	—
Food & Staples Retailing	34,797,464	34,797,464	—	—
Food, Beverage & Tobacco	118,740,954	91,639,801	27,101,153	—
Health Care Equipment & Services	171,644,214	171,644,214	—	—
Household & Personal Products	102,184,586	102,184,586	—	—
Insurance	83,012,582	83,012,582	—	—
Materials	72,978,244	72,978,244	—	—
Media & Entertainment	27,661,818	27,661,818	—	—
Pharmaceuticals, Biotechnology & Life Sciences	136,836,308	136,836,308	—	—
Real Estate	45,967,791	45,967,791	—	—
Retailing	72,323,204	72,323,204	—	—
Semiconductors & Semiconductor Equipment	23,332,234	23,332,234	—	—
Software & Services	180,942,028	180,942,028	—	—
Transportation	115,586,174	115,586,174	—	—
Short-Term Investments	17,375,867	—	17,375,867	—
Total	$ 1,563,916,180	$ 1,519,439,160	$ 44,477,020	$ —

(1)	For the period ended March 31, 2022, there were no transfers in and out of Level 3.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2022 is not presented.
32

Hartford Total Return Bond HLS Fund
Schedule of Investments
March 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 23.4%
	Asset-Backed - Automobile - 0.9%
$ 2,375,000	AmeriCredit Automobile Receivables Trust 2.58%, 09/18/2025	$ 2,364,980
1,590,000	Credit Acceptance Auto Loan Trust 1.00%, 05/15/2030(1)	1,534,461
2,045,000	Drive Auto Receivables Trust 2.70%, 02/16/2027	2,043,365
	Exeter Automobile Receivables Trust
4,595,000	2.58%, 09/15/2025(1)	4,578,698
1,390,000	2.73%, 12/15/2025(1)	1,384,596
1,975,000	Prestige Auto Receivables Trust 1.62%, 11/16/2026(1)	1,940,598
665,000	Santander Drive Auto Receivables Trust 1.48%, 01/15/2027	647,134
	Westlake Automobile Receivables Trust
1,930,000	1.65%, 02/17/2026(1)	1,870,059
3,365,000	2.72%, 11/15/2024(1)	3,370,630
		19,734,521
	Asset-Backed - Credit Card - 0.1%
2,210,000	Mercury Financial Credit Card Master Trust 1.54%, 03/20/2026(1)	2,144,658
	Asset-Backed - Finance & Insurance - 3.4%
765,183	Aaset Trust 3.35%, 01/16/2040(1)	673,212
	Bayview Koitere Fund Trust
2,484,049	3.50%, 07/28/2057(1)(2)	2,468,160
978,811	4.00%, 11/28/2053(1)(2)	971,548
	BlueMountain CLO Ltd.
3,660,000	1.35%, 04/20/2034, 3 mo. USD LIBOR + 1.100%(1)(3)	3,615,729
6,995,000	1.40%, 04/19/2034, 3 mo. USD LIBOR + 1.150%(1)(3)	6,946,021
1,910,000	Carlyle U.S. CLO Ltd. 1.30%, 04/15/2034, 3 mo. USD LIBOR + 1.060%(1)(3)	1,894,663
1,059,107	CF Hippolyta LLC 1.99%, 07/15/2060(1)	974,624
4,175,000	Cirrus Funding Ltd. 4.80%, 01/25/2037(1)	4,228,970
4,485,000	Columbia Cent CLO Ltd. 1.44%, 01/25/2035, 3 mo. USD LIBOR + 1.190%(1)(3)	4,413,697
918,363	Fieldstone Mortgage Investment Trust 1.00%, 05/25/2036, 1 mo. USD LIBOR + 0.540%(3)	715,704
3,267,261	First Franklin Mortgage Loan Trust 0.94%, 04/25/2036, 1 mo. USD LIBOR + 0.480%(3)	3,068,380
2,641,672	GSAMP Trust 0.55%, 01/25/2037, 1 mo. USD LIBOR + 0.090%(3)	1,852,595
592,741	NRZ Excess Spread-Collateralized Notes 3.84%, 12/25/2025(1)	577,195
2,462,165	Pretium Mortgage Credit Partners LLC 2.49%, 07/25/2051(1)(4)	2,411,215
5,155,000	Regatta Funding Ltd. 1.41%, 04/20/2034, 3 mo. USD LIBOR + 1.160%(1)(3)	5,100,599
5,375,000	RR Ltd. 1.35%, 07/15/2036, 3 mo. USD LIBOR + 1.110%(1)(3)	5,338,993
367,299	Securitized Asset-Backed Receivables LLC Trust 0.64%, 07/25/2036, 1 mo. USD LIBOR + 0.180%(3)	156,048
5,775,000	Sound Point CLO Ltd. 1.33%, 04/25/2034, 3 mo. USD LIBOR + 1.070%(1)(3)	5,733,328
	Symphony CLO Ltd.
1,791,822	1.19%, 07/14/2026, 3 mo. USD LIBOR + 0.950%(1)(3)	1,783,730
6,615,000	1.23%, 04/19/2034, 3 mo. USD LIBOR + 0.980%(1)(3)	6,541,931
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 23.4% - (continued)
	Asset-Backed - Finance & Insurance - 3.4% - (continued)
$ 5,815,000	Thompson Park CLO Ltd. 1.24%, 04/15/2034, 3 mo. USD LIBOR + 1.000%(1)(3)	$ 5,787,635
5,844,845	Voya CLO Ltd. 1.14%, 01/18/2029, 3 mo. USD LIBOR + 0.900%(1)(3)	5,809,829
		71,063,806
	Asset-Backed - Home Equity - 0.4%
	GSAA Home Equity Trust
4,556,566	0.62%, 02/25/2037, 1 mo. USD LIBOR + 0.160%(3)	1,677,355
2,023,803	0.82%, 11/25/2036, 1 mo. USD LIBOR + 0.360%(3)	698,620
513,140	5.98%, 06/25/2036(2)	178,927
2,550,172	Legacy Mortgage Asset Trust 3.00%, 06/25/2059(1)(4)	2,544,997
63,546	Morgan Stanley Asset-Backed Securities Capital, Inc. Trust 0.76%, 06/25/2036, 1 mo. USD LIBOR + 0.300%(3)	57,504
	Soundview Home Loan Trust
1,889,396	0.64%, 07/25/2037, 1 mo. USD LIBOR + 0.180%(3)	1,770,937
395,432	0.96%, 11/25/2036, 1 mo. USD LIBOR + 0.500%(3)	381,706
		7,310,046
	Commercial Mortgage-Backed Securities - 4.9%
	BBCMS Mortgage Trust
8,553,000	1.25%, 08/15/2036, 1 mo. USD LIBOR + 0.850%(1)(3)	8,466,827
26,595,925	1.44%, 02/15/2050(2)(5)	1,462,116
	Benchmark Mortgage Trust
11,551,254	0.49%, 01/15/2051(2)(5)	262,403
19,442,687	0.51%, 07/15/2051(2)(5)	421,593
8,918,053	1.06%, 08/15/2052(2)(5)	468,958
25,813,554	1.23%, 03/15/2062(2)(5)	1,633,043
10,399,945	1.52%, 01/15/2054(2)(5)	1,089,563
2,758,387	1.79%, 07/15/2053(2)(5)	266,172
4,425,630	BX Commercial Mortgage Trust 1.32%, 10/15/2036, 1 mo. USD LIBOR + 0.920%(1)(3)	4,406,358
2,920,000	CAMB Commercial Mortgage Trust 2.95%, 12/15/2037, 1 mo. USD LIBOR + 2.550%(1)(3)	2,870,018
3,344,985	CD Mortgage Trust 2.46%, 08/10/2049	3,208,448
2,780,000	Century Plaza Towers 2.87%, 11/13/2039(1)	2,626,081
	Citigroup Commercial Mortgage Trust
17,289,051	0.91%, 07/10/2047(2)(5)	310,743
20,571,246	1.02%, 04/10/2048(2)(5)	524,131
2,357,000	4.10%, 11/15/2049(2)	2,243,197
1,367,866	Citigroup Mortgage Loan Trust 3.23%, 11/25/2070(1)(4)	1,367,382
	Commercial Mortgage Trust
6,748,330	0.54%, 02/10/2047(2)(5)	56,645
3,146,145	0.71%, 08/10/2046(2)(5)	24,429
841,000	2.82%, 01/10/2039(1)	808,035
763,172	2.82%, 10/15/2045	762,771
1,659,863	2.85%, 10/15/2045	1,662,564
1,145,000	3.10%, 03/10/2046	1,146,754
568,061	3.21%, 03/10/2046	569,586
6,780,000	3.42%, 03/10/2031(1)	6,841,359
1,260,000	3.61%, 06/10/2046(2)	1,268,168
860,000	3.90%, 01/10/2039(1)(2)	831,248
630,000	4.07%, 02/10/2047(2)	638,739

33

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
March 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 23.4% - (continued)
	Commercial Mortgage-Backed Securities - 4.9% - (continued)
$ 1,045,000	4.21%, 08/10/2046(2)	$ 1,059,814
535,000	4.24%, 02/10/2047(2)	543,939
607,068	4.25%, 07/10/2045(2)	614,685
1,920,000	4.75%, 10/15/2045(1)(2)	692,064
25,782	Credit Suisse First Boston Mortgage Securities Corp. 4.88%, 04/15/2037	25,370
	CSAIL Commercial Mortgage Trust
56,846,186	0.74%, 06/15/2057(2)(5)	1,020,031
2,478,426	0.93%, 11/15/2048(2)(5)	65,794
7,232,228	1.87%, 01/15/2049(2)(5)	439,210
4,275,494	DBJPM Mortgage Trust 1.71%, 09/15/2053(2)(5)	367,070
4,340,000	GS Mortgage Securities Corp. 2.95%, 11/05/2034(1)	4,333,329
	GS Mortgage Securities Trust
1,078,722	0.01%, 08/10/2044(1)(2)(5)	11
41,130,020	0.06%, 07/10/2046(2)(5)	27,208
1,580,166	3.67%, 04/10/2047(1)	62,669
785,121	4.07%, 01/10/2047	795,127
2,215,000	5.03%, 04/10/2047(1)(2)	1,280,332
	JP Morgan Chase Commercial Mortgage Securities Trust
2,185,000	2.73%, 10/15/2045(1)(2)	1,869,967
1,400,000	2.81%, 01/16/2037(1)	1,359,710
476,919	2.84%, 12/15/2047	477,781
1,290,924	4.36%, 12/15/2047(1)(2)	1,072,175
	JPMBB Commercial Mortgage Securities Trust
17,322,245	0.60%, 09/15/2047(2)(5)	208,040
4,143,288	0.60%, 05/15/2048(2)(5)	61,750
837,691	3.36%, 07/15/2045	839,286
	Morgan Stanley Bank of America Merrill Lynch Trust
9,857,503	0.96%, 12/15/2047(2)(5)	195,503
1,334,125	0.98%, 10/15/2048(2)(5)	32,433
1,530,000	3.13%, 12/15/2048	1,533,411
1,095,422	3.18%, 08/15/2045	1,095,292
795,172	4.26%, 10/15/2046(2)	806,008
	Morgan Stanley Capital Trust
7,418,117	1.34%, 06/15/2050(2)(5)	351,803
1,460,000	5.09%, 07/15/2049(1)(2)	776,936
82,680	5.66%, 10/12/2052(1)(2)	28,938
2,475,000	MTRO Commercial Mortgage Trust 2.20%, 12/15/2033, 1 mo. USD LIBOR + 1.800%(1)(3)	2,399,966
790,000	SFAVE Commercial Mortgage Securities Trust 3.87%, 01/05/2043(1)(2)	756,918
5,410,000	SG Commercial Mortgage Securities Trust 2.63%, 03/15/2037(1)	5,254,291
4,215,944	UBS Commercial Mortgage Trust 1.05%, 08/15/2050(2)(5)	171,003
	UBS-Barclays Commercial Mortgage Trust
790,000	2.85%, 12/10/2045	791,804
1,498,247	3.09%, 08/10/2049	1,500,403
2,065,000	3.18%, 03/10/2046	2,070,404
775,000	3.24%, 04/10/2046	777,618
	Wells Fargo Commercial Mortgage Trust
15,276,457	1.08%, 05/15/2048(2)(5)	392,046
940,345	2.92%, 10/15/2045	941,456
3,085,000	2.94%, 10/15/2049	3,034,831
430,000	4.15%, 05/15/2048(2)	408,816
	Wells Fargo N.A.
19,990,079	0.60%, 11/15/2062(2)(5)	759,409
9,750,420	0.64%, 11/15/2062(2)(5)	414,298
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 23.4% - (continued)
	Commercial Mortgage-Backed Securities - 4.9% - (continued)
$ 39,292,046	0.72%, 11/15/2050(2)(5)	$ 1,315,172
4,497,698	0.77%, 11/15/2054(2)(5)	157,927
19,661,737	0.85%, 09/15/2062(2)(5)	982,487
35,377,930	0.88%, 01/15/2063(2)(5)	1,956,530
12,708,405	0.90%, 05/15/2062(2)(5)	662,104
21,073,541	1.78%, 03/15/2063(2)(5)	2,455,415
2,545,000	2.04%, 02/15/2054	2,293,870
	WF-RBS Commercial Mortgage Trust
255,115	2.88%, 12/15/2045	255,031
760,481	3.00%, 08/15/2045	760,374
1,118,984	3.07%, 03/15/2045	1,120,218
450,000	3.35%, 05/15/2045	450,712
486,343	3.72%, 05/15/2047	480,543
230,000	4.05%, 03/15/2047	232,691
1,095,000	4.15%, 08/15/2046(2)	1,099,460
710,000	4.89%, 06/15/2044(1)(2)	456,012
		102,624,826
	Other Asset-Backed Securities - 3.1%
	Affirm Asset Securitization Trust
1,225,686	1.90%, 01/15/2025(1)	1,213,426
469,125	3.46%, 10/15/2024(1)	470,784
885,000	Arbor Realty Commercial Real Estate Notes Ltd. 1.50%, 05/15/2036, 1 mo. USD LIBOR + 1.100%(1)(3)	874,667
1,945,000	Avant Loans Funding Trust 1.21%, 07/15/2030(1)	1,879,668
5,645,000	Bain Capital Credit CLO Ltd. 1.44%, 07/25/2034, 3 mo. USD LIBOR + 1.180%(1)(3)	5,588,714
1,588,999	Bayview Mortgage Fund Trust 3.50%, 01/28/2058(1)(2)	1,565,406
	Bayview Opportunity Master Fund Trust
1,068,716	3.50%, 01/28/2055(1)(2)	1,061,854
1,244,259	3.50%, 06/28/2057(1)(2)	1,238,268
2,120,160	4.00%, 10/28/2064(1)(2)	2,097,495
	Domino's Pizza Master Issuer LLC
2,302,600	2.66%, 04/25/2051(1)	2,140,085
1,421,000	3.67%, 10/25/2049(1)	1,365,096
3,168,562	4.12%, 07/25/2048(1)	3,183,591
6,190,000	Madison Park Funding Ltd. 1.36%, 07/17/2034, 3 mo. USD LIBOR + 1.120%(1)(3)	6,144,689
1,015,000	Marlette Funding Trust 1.06%, 09/15/2031(1)	983,225
	Pretium Mortgage Credit Partners LLC
2,043,416	1.87%, 07/25/2051(1)(4)	1,941,760
5,423,122	2.98%, 01/25/2052(1)(4)	5,247,987
5,870,000	RR LLC 1.39%, 07/15/2035, 3 mo. USD LIBOR + 1.150%(1)(3)	5,840,644
472,475	Sapphire Aviation Finance Ltd. 3.23%, 03/15/2040(1)	426,509
1,435,000	Summit Issuer LLC 2.29%, 12/20/2050(1)	1,353,751
1,066,440	Upstart Securitization Trust 0.83%, 07/20/2031(1)	1,047,327
	Venture CLO Ltd.
5,775,000	1.37%, 04/15/2034, 3 mo. USD LIBOR + 1.130%(1)(3)	5,700,162
2,255,000	1.48%, 04/15/2034, 3 mo. USD LIBOR + 1.240%(1)(3)	2,248,244
4,560,000	Wellfleet CLO Ltd. 1.42%, 07/20/2032, 3 mo. USD LIBOR + 1.170%(1)(3)	4,531,090
	Wendy's Funding LLC
5,007,162	2.37%, 06/15/2051(1)	4,464,146

34

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
March 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 23.4% - (continued)
	Other Asset-Backed Securities - 3.1% - (continued)
$ 1,991,600	3.88%, 03/15/2048(1)	$ 1,970,593
771,125	Wingstop Funding LLC 2.84%, 12/05/2050(1)	717,011
		65,296,192
	Whole Loan Collateral CMO - 10.6%
4,369,180	510 Asset Backed Trust 2.12%, 06/25/2061(1)(4)	4,178,962
	Alternative Loan Trust
140,687	1.00%, 01/25/2036, 1 mo. USD LIBOR + 0.540%(3)	138,242
708,955	1.10%, 11/25/2035, 1 mo. USD LIBOR + 0.640%(3)	615,240
615,122	5.75%, 05/25/2036	343,195
	Angel Oak Mortgage Trust
1,923,154	0.91%, 01/25/2066(1)(2)	1,877,425
1,841,904	0.99%, 04/25/2053(1)(2)	1,810,992
1,601,907	0.99%, 04/25/2066(1)(2)	1,557,373
2,518,666	1.82%, 11/25/2066(1)(2)	2,358,953
139,949	3.63%, 03/25/2049(1)(2)	139,831
2,206,257	Arroyo Mortgage Trust 3.35%, 04/25/2049(1)(2)	2,154,080
	Banc of America Funding Trust
709,708	1.05%, 05/20/2047, 1 mo. USD LIBOR + 0.600%(3)	689,010
2,401,993	5.77%, 05/25/2037(2)	2,400,883
94,715	6.35%, 01/25/2037(4)	91,784
535,293	BCAP LLC Trust 0.64%, 03/25/2037, 1 mo. USD LIBOR + 0.180%(3)	508,937
137,704	Bear Stearns Adjustable Rate Mortgage Trust 2.38%, 10/25/2035, 12 mo. USD CMT + 2.300%(3)	139,551
205,910	Bear Stearns Mortgage Funding Trust 0.64%, 10/25/2036, 1 mo. USD LIBOR + 0.180%(3)	193,956
605,658	Bear Stearns Trust 0.96%, 01/25/2036, 1 mo. USD LIBOR + 0.500%(3)	879,458
	BRAVO Residential Funding Trust
1,184,492	0.94%, 02/25/2049(1)(2)	1,116,321
1,497,683	0.97%, 03/25/2060(1)(2)	1,465,298
	CHL Mortgage Pass-Through Trust
277,406	2.71%, 11/20/2035(2)	258,964
1,104,855	2.89%, 09/25/2047(2)	1,044,453
944,124	CIM Trust 3.00%, 04/25/2057(1)(2)	947,287
	COLT Mortgage Loan Trust
2,503,458	0.91%, 06/25/2066(1)(2)	2,304,182
5,548,844	1.11%, 10/25/2066(1)(2)	5,162,506
	Connecticut Avenue Securities Trust
24,916	2.46%, 07/25/2039, 1 mo. USD LIBOR + 2.000%(1)(3)	24,916
41,790	2.56%, 06/25/2039, 1 mo. USD LIBOR + 2.100%(1)(3)	41,791
247,166	2.61%, 09/25/2031, 1 mo. USD LIBOR + 2.150%(1)(3)	247,166
1,010,265	2.61%, 11/25/2039, 1 mo. USD LIBOR + 2.150%(1)(3)	994,047
259,144	2.76%, 08/25/2031, 1 mo. USD LIBOR + 2.300%(1)(3)	259,144
1,140,913	Credit Suisse First Boston Mortgage Securities Corp. 5.50%, 06/25/2035	997,973
	CSMC Trust
2,224,630	0.94%, 05/25/2066(1)(2)	2,100,591
1,448,919	1.80%, 12/27/2060(1)(2)	1,401,554
2,527,482	1.84%, 10/25/2066(1)(2)	2,427,091
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 23.4% - (continued)
	Whole Loan Collateral CMO - 10.6% - (continued)
$ 5,483,914	2.27%, 11/25/2066(1)(2)	$ 5,276,883
1,585,826	3.25%, 04/25/2047(1)(2)	1,541,781
1,127,166	Deephaven Residential Mortgage Trust 0.90%, 04/25/2066(1)(2)	1,060,281
1,015,180	Eagle RE Ltd. 1.89%, 11/25/2028, 1 mo. USD LIBOR + 1.700%(1)(3)	1,013,248
	Ellington Financial Mortgage Trust
967,348	0.93%, 06/25/2066(1)(2)	904,845
2,628,199	2.21%, 01/25/2067(1)(2)	2,555,918
	Fannie Mae Connecticut Avenue Securities
1,217,099	4.01%, 07/25/2029, 1 mo. USD LIBOR + 3.550%(3)	1,238,957
2,150,998	4.81%, 05/25/2029, 1 mo. USD LIBOR + 4.350%(3)	2,241,179
433,304	5.36%, 11/25/2024, 1 mo. USD LIBOR + 4.900%(3)	446,101
358,491	6.16%, 04/25/2028, 1 mo. USD LIBOR + 5.700%(3)	383,469
188,572	6.46%, 09/25/2028, 1 mo. USD LIBOR + 6.000%(3)	198,780
	GCAT Trust
2,104,344	1.04%, 05/25/2066(1)(2)	2,055,072
2,126,504	1.92%, 08/25/2066(1)(2)	2,065,671
18,133	GMACM Mortgage Loan Trust 2.89%, 04/19/2036(2)	15,208
	GSR Mortgage Loan Trust
836,433	0.76%, 01/25/2037, 1 mo. USD LIBOR + 0.300%(3)	191,684
912,550	2.87%, 01/25/2036(2)	923,629
	HarborView Mortgage Loan Trust
656,229	0.64%, 01/19/2038, 1 mo. USD LIBOR + 0.190%(3)	620,887
2,298,017	0.69%, 12/19/2036, 1 mo. USD LIBOR + 0.240%(3)	2,339,361
905,561	Home Re Ltd. 2.06%, 10/25/2028, 1 mo. USD LIBOR + 1.600%(1)(3)	904,034
5,365,000	Imperial Fund LLC 3.64%, 03/25/2067	5,311,048
744,378	IndyMac Index Mortgage Loan Trust 2.92%, 03/25/2036(2)	629,957
124,598	JP Morgan Mortgage Trust 2.90%, 04/25/2037(2)	112,299
1,179,419	LCM L.P. 1.29%, 10/20/2027, 3 mo. USD LIBOR + 1.040%(1)(3)	1,175,981
	Legacy Mortgage Asset Trust
1,439,186	1.75%, 04/25/2061(1)(4)	1,397,991
1,840,851	1.75%, 07/25/2061(1)(4)	1,780,064
3,549,531	3.25%, 11/25/2059(1)(4)	3,533,484
660,763	Lehman XS Trust 0.88%, 07/25/2046, 1 mo. USD LIBOR + 0.420%(3)	670,304
	LSTAR Securities Investment Ltd.
3,765,994	1.93%, 03/02/2026, 1 mo. USD LIBOR + 1.700%(1)(3)	3,716,813
2,393,978	2.26%, 02/01/2026, 1 mo. USD LIBOR + 1.800%(1)(3)	2,374,306
1,177,671	2.96%, 04/01/2024, 1 mo. USD LIBOR + 2.500%(1)(3)	1,186,289
2,414,625	2.96%, 05/01/2024, 1 mo. USD LIBOR + 2.50%(1)(3)	2,444,199
216,905	MASTR Adjustable Rate Mortgages Trust 2.76%, 11/21/2034(2)	216,261
4,040,965	MFA LLC 2.36%, 03/25/2060(1)(4)	4,006,908
	MFA Trust
398,013	1.01%, 01/26/2065(1)(2)	388,938
1,707,541	1.03%, 11/25/2064(1)(2)	1,615,259

35

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
March 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 23.4% - (continued)
	Whole Loan Collateral CMO - 10.6% - (continued)
$ 1,585,638	1.15%, 04/25/2065(1)(2)	$ 1,541,317
1,239,467	Morgan Stanley Mortgage Loan Trust 0.80%, 11/25/2036, 1 mo. USD LIBOR + 0.340%(3)	451,247
	New Residential Mortgage Loan Trust
1,318,428	0.94%, 10/25/2058(1)(2)	1,277,216
2,356,714	1.21%, 01/25/2048, 1 mo. USD LIBOR + 0.750%(1)(3)	2,341,398
1,787,404	1.96%, 06/25/2057, 1 mo. USD LIBOR + 1.500%(1)(3)	1,802,050
484,904	2.49%, 09/25/2059(1)(2)	481,946
1,723,372	3.50%, 08/25/2059(1)(2)	1,717,020
1,973,443	3.75%, 11/26/2035(1)(2)	1,974,052
1,876,004	3.75%, 11/25/2056(1)(2)	1,893,193
3,337,203	4.00%, 02/25/2057(1)(2)	3,346,349
3,396,297	4.00%, 03/25/2057(1)(2)	3,407,169
2,663,276	4.00%, 04/25/2057(1)(2)	2,672,912
1,831,917	4.00%, 05/25/2057(1)(2)	1,836,111
3,027,623	4.00%, 08/27/2057(1)(2)	3,046,923
1,335,364	4.00%, 12/25/2057(1)(2)	1,347,185
4,265,752	NMLT Trust 1.19%, 05/25/2056(1)(2)	4,037,402
	Oaktown Re Ltd.
267,669	1.86%, 07/25/2029, 1 mo. USD LIBOR + 1.400%(1)(3)	267,660
791,098	2.01%, 07/25/2028, 1 mo. USD LIBOR + 1.550%(1)(3)	790,067
4,780,669	OBX Trust 2.31%, 11/25/2061(1)(2)	4,624,133
966,312	OZLM Ltd. 1.35%, 04/30/2027, 3 mo. USD LIBOR + 1.050%(1)(3)	966,191
	Preston Ridge Partners Mortgage Trust LLC
2,626,692	1.79%, 06/25/2026(1)(4)	2,565,842
2,633,905	1.79%, 07/25/2026(1)(4)	2,532,852
4,904,486	1.87%, 04/25/2026(1)(4)	4,708,048
813,931	2.36%, 11/25/2025(1)(4)	791,944
2,158,961	2.49%, 10/25/2026(1)(4)	2,072,968
4,501,518	2.95%, 10/25/2025(1)(4)	4,386,475
5,071,778	Pretium Mortgage Credit Partners LLC 1.99%, 02/25/2061(1)(4)	4,874,897
650,383	RBSGC Mortgage Loan Trust 6.25%, 01/25/2037	631,744
1,877,589	RCO VII Mortgage LLC 1.87%, 05/26/2026(1)(4)	1,835,083
477,736	Residential Accredit Loans, Inc. 6.00%, 12/25/2035	462,088
	Seasoned Credit Risk Transfer Trust
2,350,391	2.50%, 08/25/2059	2,279,824
1,927,440	3.50%, 11/25/2057	1,958,020
3,923,627	3.50%, 03/25/2058	3,944,262
5,140,076	3.50%, 07/25/2058	5,232,733
1,020,039	3.50%, 08/25/2058	1,039,611
4,201,126	3.50%, 10/25/2058	4,235,133
	Starwood Residential Mortgage Trust
1,030,455	0.94%, 05/25/2065(1)(2)	998,748
3,800,185	1.92%, 11/25/2066(1)(2)	3,582,942
435,406	Structured Agency Credit Risk Trust 2.11%, 04/25/2043, 1 mo. USD LIBOR + 1.650%(1)(3)	434,312
2,840,000	Toorak Mortgage Corp. Ltd. 2.24%, 06/25/2024(1)(4)	2,687,902
	Towd Point Mortgage Trust
1,652,078	1.06%, 02/25/2057, 1 mo. USD LIBOR + 0.600%(1)(3)	1,645,906
124,600	2.75%, 08/25/2055(1)(2)	124,484
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 23.4% - (continued)
	Whole Loan Collateral CMO - 10.6% - (continued)
$ 1,625,178	2.75%, 10/25/2056(1)(2)	$ 1,625,173
411,054	2.75%, 04/25/2057(1)(2)	411,287
2,051,207	2.75%, 06/25/2057(1)(2)	2,036,468
1,002,974	2.75%, 07/25/2057(1)(2)	1,003,842
5,496,168	2.92%, 11/30/2060(1)(2)	5,347,392
	VCAT LLC
2,558,986	1.74%, 05/25/2051(1)(4)	2,459,060
818,542	2.12%, 03/27/2051(1)(4)	793,073
	Verus Securitization Trust
1,604,575	0.92%, 02/25/2064(1)(2)	1,571,348
1,770,809	0.94%, 07/25/2066(1)(2)	1,699,380
1,386,494	1.03%, 02/25/2066(1)(2)	1,334,729
2,706,495	1.82%, 11/25/2066(1)(2)	2,590,849
5,306,465	1.83%, 10/25/2066(1)(2)	5,014,940
2,644,599	VOLT XCIV LLC 2.24%, 02/27/2051(1)(4)	2,540,818
	WaMu Mortgage Pass-Through Certificates Trust
1,768,456	0.92%, 12/25/2046, 12 mo. USD MTA + 0.820%(3)	1,615,954
341,479	1.30%, 06/25/2044, 1 mo. USD LIBOR + 0.840%(3)	333,054
677,302	2.81%, 06/25/2037(2)	647,828
25,765,287	Wells Fargo Commercial Mortgage Trust 0.90%, 09/15/2057(2)(5)	662,384
		221,943,183
	Total Asset & Commercial Mortgage-Backed Securities (cost $508,079,265)	$ 490,117,232
CORPORATE BONDS - 30.6%
	Advertising - 0.1%
1,990,000	Lamar Media Corp. 3.75%, 02/15/2028	$ 1,889,595
	Aerospace/Defense - 0.5%
	Boeing Co.
1,900,000	5.04%, 05/01/2027	2,003,569
1,390,000	5.15%, 05/01/2030	1,482,550
590,000	BWX Technologies, Inc. 4.13%, 04/15/2029(1)	567,875
2,127,000	L3Harris Technologies, Inc. 3.85%, 06/15/2023	2,157,689
960,000	Northrop Grumman Corp. 5.15%, 05/01/2040	1,118,145
	Raytheon Technologies Corp.
665,000	2.38%, 03/15/2032	611,959
32,000	3.65%, 08/16/2023	32,430
945,000	3.95%, 08/16/2025	975,443
760,000	4.45%, 11/16/2038	824,934
		9,774,594
	Agriculture - 0.6%
	BAT Capital Corp.
585,000	2.26%, 03/25/2028	525,847
1,755,000	2.79%, 09/06/2024	1,733,473
2,110,000	4.74%, 03/16/2032	2,122,771
	BAT International Finance plc
3,265,000	1.67%, 03/25/2026	2,999,702
3,165,000	4.45%, 03/16/2028	3,177,047
1,760,000	Kernel Holding S.A. 6.50%, 10/17/2024(6)	891,651
		11,450,491
	Airlines - 0.0%
285,000	United Airlines, Inc. 4.63%, 04/15/2029(1)	271,021

36

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
March 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 30.6% - (continued)
	Apparel - 0.2%
$ 550,000	Hanesbrands, Inc. 4.88%, 05/15/2026(1)	$ 554,125
3,550,000	William Carter Co. 5.63%, 03/15/2027(1)	3,602,398
		4,156,523
	Auto Manufacturers - 0.2%
505,000	Ford Motor Co. 3.25%, 02/12/2032	450,278
145,000	General Motors Co. 6.80%, 10/01/2027	163,909
2,660,000	General Motors Financial Co., Inc. 1.50%, 06/10/2026	2,434,430
		3,048,617
	Beverages - 0.2%
	Anheuser-Busch InBev Worldwide, Inc.
1,507,000	3.75%, 07/15/2042	1,436,034
645,000	4.75%, 04/15/2058	699,017
1,699,000	5.45%, 01/23/2039	1,985,660
	Constellation Brands, Inc.
150,000	2.25%, 08/01/2031	132,102
612,000	3.15%, 08/01/2029	590,229
		4,843,042
	Biotechnology - 0.2%
	Amgen, Inc.
570,000	3.35%, 02/22/2032	564,751
125,000	4.20%, 02/22/2052	129,203
95,000	Baxalta, Inc. 3.60%, 06/23/2022	95,096
	Royalty Pharma plc
210,000	1.75%, 09/02/2027	190,907
3,565,000	2.15%, 09/02/2031	3,066,753
750,000	2.20%, 09/02/2030	655,810
475,000	3.30%, 09/02/2040	404,131
		5,106,651
	Chemicals - 0.2%
290,000	Chemours Co. 5.38%, 05/15/2027(7)	290,271
2,760,000	DuPont de Nemours, Inc. 4.21%, 11/15/2023	2,825,854
1,120,000	International Flavors & Fragrances, Inc. 2.30%, 11/01/2030(1)	1,001,133
731,000	LYB International Finance LLC 1.25%, 10/01/2025	677,497
		4,794,755
	Commercial Banks - 5.2%
3,775,000	Bangkok Bank PCL 3.47%, 09/23/2036, (3.47% fixed rate until 09/23/2031; 5 year USD CMT + 2.150% thereafter)(1)(8)	3,398,079
	Bank of America Corp.
1,370,000	2.46%, 10/22/2025, (2.46% fixed rate until 10/22/2024; 3 mo. USD LIBOR + 0.870% thereafter)(8)	1,347,341
965,000	2.57%, 10/20/2032, (2.57% fixed rate until 10/20/2031; 3 mo. USD SOFR + 1.210% thereafter)(8)	876,993
1,565,000	3.19%, 07/23/2030, (3.19% fixed rate until 07/23/2029; 3 mo. USD LIBOR + 1.180% thereafter)(8)	1,514,510
2,465,000	3.31%, 04/22/2042, (3.31% fixed rate until 04/22/2041; 3 mo. USD SOFR + 1.580% thereafter)(8)	2,284,296
3,650,000	3.37%, 01/23/2026, (3.37% fixed rate until 01/23/2025; 3 mo. USD LIBOR + 0.810% thereafter)(8)	3,655,636
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 30.6% - (continued)
	Commercial Banks - 5.2% - (continued)
$ 1,860,000	3.71%, 04/24/2028, (3.71% fixed rate until 04/24/2027; 3 mo. USD LIBOR + 1.512% thereafter)(8)	$ 1,874,702
4,225,000	4.08%, 03/20/2051, (4.08% fixed rate until 03/20/2050; 3 mo. USD LIBOR + 3.150% thereafter)(8)	4,355,008
185,000	7.75%, 05/14/2038	258,359
3,350,000	Bank of NY Mellon Corp. 2.05%, 01/26/2027(7)	3,232,450
	BNP Paribas S.A.
890,000	1.32%, 01/13/2027, (1.32% fixed rate until 01/13/2026; 3 mo. USD SOFR + 1.004% thereafter)(1)(8)	811,366
410,000	2.16%, 09/15/2029, (2.16% fixed rate until 09/15/2028; 3 mo. USD SOFR + 1.218% thereafter)(1)(8)	365,469
1,940,000	2.22%, 06/09/2026, (2.22% fixed rate until 06/09/2025; 3 mo. USD SOFR + 2.074% thereafter)(1)(8)	1,846,943
1,875,000	2.59%, 01/20/2028, (2.59% fixed rate until 01/20/2027; 3 mo. USD SOFR + 1.228% thereafter)(1)(2)(8)	1,767,139
	Citigroup, Inc.
1,780,000	2.52%, 11/03/2032, (2.52% fixed rate until 11/03/2031; 3 mo. USD SOFR + 1.177% thereafter)(8)	1,597,178
555,000	2.56%, 05/01/2032, (2.56% fixed rate until 05/01/2031; 3 mo. USD SOFR + 1.167% thereafter)(8)	500,555
3,275,000	3.35%, 04/24/2025, (3.35% fixed rate until 04/24/2024; 3 mo. USD LIBOR + 0.897% thereafter)(8)	3,285,374
1,900,000	3.70%, 01/12/2026	1,924,023
1,795,000	3.98%, 03/20/2030, (3.98% fixed rate until 03/20/2029; 3 mo. USD LIBOR + 1.338% thereafter)(8)	1,822,591
631,000	4.41%, 03/31/2031, (4.41% fixed rate until 03/31/2030; 3 mo. USD SOFR + 3.914% thereafter)(8)	655,156
1,660,000	4.45%, 09/29/2027	1,714,903
865,000	Credit Suisse Group AG 3.09%, 05/14/2032, (3.09% fixed rate until 05/14/2031; 3 mo. USD SOFR + 1.730% thereafter)(1)(8)	780,251
1,970,000	Danske Bank A/S 5.38%, 01/12/2024(1)	2,032,453
1,545,000	Deutsche Bank AG 2.31%, 11/16/2027, (2.31% fixed rate until 11/16/2026; 3 mo. USD SOFR + 1.219% thereafter)(8)	1,417,858
	Goldman Sachs Group, Inc.
1,530,000	0.93%, 10/21/2024, (0.93% fixed rate until 10/21/2023; 3 mo. USD SOFR + 0.486% thereafter)(8)	1,483,890
2,810,000	2.38%, 07/21/2032, (2.38% fixed rate until 07/21/2031; 3 mo. USD SOFR + 1.248% thereafter)(8)	2,489,195
3,500,000	2.62%, 04/22/2032, (2.62% fixed rate until 04/22/2031; 3 mo. USD SOFR + 1.281% thereafter)(8)	3,181,471
320,000	2.65%, 10/21/2032, (2.65% fixed rate until 10/21/2031; 3 mo. USD SOFR + 1.264% thereafter)(8)	290,920

37

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
March 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 30.6% - (continued)
	Commercial Banks - 5.2% - (continued)
$ 965,000	2.91%, 07/24/2023, (2.91% fixed rate until 07/24/2022; 3 mo. USD LIBOR + 0.990% thereafter)(8)	$ 966,176
435,000	3.10%, 02/24/2033, (3.10% fixed rate until 02/24/2032; 3 mo. USD LIBOR + 0.910% thereafter)(8)	410,074
2,680,000	3.81%, 04/23/2029, (3.81% fixed rate until 04/23/2028; 3 mo. USD LIBOR + 1.158% thereafter)(8)	2,704,177
3,035,000	4.22%, 05/01/2029, (4.22% fixed rate until 05/01/2028; 3 mo. USD LIBOR + 1.301% thereafter)(8)	3,112,939
546,000	6.75%, 10/01/2037	688,166
	HSBC Holdings plc
2,070,000	0.98%, 05/24/2025, (0.98% fixed rate until 05/24/2024; 3 mo. USD SOFR + 0.708% thereafter)(8)	1,966,698
1,425,000	1.59%, 05/24/2027, (1.59% fixed rate until 05/24/2026; 3 mo. USD SOFR + 1.290% thereafter)(8)	1,302,304
200,000	2.21%, 08/17/2029, (2.21% fixed rate until 08/17/2028; 3 mo. USD SOFR + 1.285% thereafter)(8)	180,237
2,700,000	4.58%, 06/19/2029, (4.58% fixed rate until 06/19/2028; 3 mo. USD LIBOR + 1.535% thereafter)(8)	2,782,932
2,940,000	4.76%, 03/29/2033, (4.76% fixed rate until 03/29/2032; 3 mo. USD SOFR + 2.530% thereafter)(8)	3,019,633
	JP Morgan Chase & Co.
1,560,000	2.55%, 11/08/2032, (2.55% fixed rate until 11/08/2031; 3 mo. USD SOFR + 1.180% thereafter)(8)	1,425,661
955,000	2.58%, 04/22/2032, (2.58% fixed rate until 04/22/2031; 3 mo. USD SOFR + 1.250% thereafter)(8)	875,053
390,000	2.96%, 05/13/2031, (2.96% fixed rate until 05/13/2030; 3 mo. USD SOFR + 2.515% thereafter)(8)	364,969
1,700,000	3.11%, 04/22/2041, (3.11% fixed rate until 04/22/2040; 3 mo. USD SOFR + 2.460% thereafter)(8)	1,537,849
575,000	3.11%, 04/22/2051, (3.11% fixed rate until 04/22/2050; 3 mo. USD SOFR + 2.440% thereafter)(8)	508,937
3,905,000	3.16%, 04/22/2042, (3.16% fixed rate until 04/22/2041; 3 mo. USD SOFR + 1.460% thereafter)(8)	3,556,007
1,025,000	3.51%, 01/23/2029, (3.51% fixed rate until 01/23/2028; 3 mo. USD LIBOR + 0.945% thereafter)(7)(8)	1,022,007
1,655,000	3.70%, 05/06/2030, (3.70% fixed rate until 05/06/2029; 3 mo. USD LIBOR + 1.160% thereafter)(8)	1,663,077
4,480,000	3.96%, 01/29/2027, (3.96% fixed rate until 01/29/2026; 3 mo. USD LIBOR + 1.245% thereafter)(8)	4,578,078
2,230,000	4.01%, 04/23/2029, (4.01% fixed rate until 04/23/2028; 3 mo. USD LIBOR + 1.120% thereafter)(8)	2,283,946
	Morgan Stanley
4,595,000	1.79%, 02/13/2032, (1.79% fixed rate until 02/13/2031; 3 mo. USD SOFR + 1.034% thereafter)(8)	3,951,937
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 30.6% - (continued)
	Commercial Banks - 5.2% - (continued)
$ 2,540,000	1.93%, 04/28/2032, (1.93% fixed rate until 04/28/2031; 3 mo. USD SOFR + 1.020% thereafter)(8)	$ 2,195,746
2,090,000	2.24%, 07/21/2032, (2.24% fixed rate until 07/21/2031; 3 mo. USD SOFR + 1.178% thereafter)(8)	1,857,894
1,875,000	2.48%, 01/21/2028, (2.48% fixed rate until 01/21/2027; 3 mo. USD SOFR + 1.100% thereafter)(8)	1,791,698
240,000	2.51%, 10/20/2032, (2.51% fixed rate until 10/20/2031; 3 mo. USD SOFR + 1.200% thereafter)(8)	216,339
2,000,000	3.59%, 07/22/2028, (3.59% fixed rate until 07/22/2027; 3 mo. USD LIBOR + 1.340% thereafter)(8)	2,010,786
1,475,000	3.63%, 01/20/2027	1,489,810
1,095,000	4.00%, 07/23/2025	1,123,503
1,310,000	Truist Bank 2.25%, 03/11/2030	1,200,931
	Wells Fargo & Co.
325,000	2.41%, 10/30/2025, (2.41% fixed rate until 10/30/2024; 3 mo. USD SOFR + 1.087% thereafter)(8)	318,451
2,125,000	3.00%, 04/22/2026	2,103,826
665,000	3.00%, 10/23/2026	656,655
2,300,000	3.35%, 03/02/2033, (3.35% fixed rate until 03/02/2032; 3 mo. USD SOFR + 1.500% thereafter)(8)	2,236,192
155,000	4.90%, 11/17/2045	171,245
765,000	5.01%, 04/04/2051, (5.01% fixed rate until 04/04/2050; 3 mo. USD SOFR + 4.502% thereafter)(8)	907,407
214,000	5.61%, 01/15/2044	255,929
		108,201,378
	Commercial Services - 1.3%
	Ashtead Capital, Inc.
1,190,000	4.00%, 05/01/2028(1)	1,174,811
4,990,000	4.38%, 08/15/2027(1)	5,052,475
118,800	Belron Finance US LLC 3.25%, 04/13/2028, 1 mo. USD LIBOR, 3 mo. USD LIBOR + 2.750%	117,820
	Gartner, Inc.
635,000	3.63%, 06/15/2029(1)	595,312
3,345,000	3.75%, 10/01/2030(1)	3,131,756
	Global Payments, Inc.
475,000	2.15%, 01/15/2027	446,478
1,965,000	3.20%, 08/15/2029	1,867,270
	Howard University (AGM Insured)
1,000,000	2.70%, 10/01/2029	932,056
1,000,000	2.90%, 10/01/2031	925,743
720,000	3.48%, 10/01/2041	645,793
2,376,000	Nielsen Finance LLC / Nielsen Finance Co. 4.50%, 07/15/2029(1)	2,370,060
	S&P Global, Inc.
605,000	2.45%, 03/01/2027	589,294
1,035,000	2.70%, 03/01/2029	1,005,180
765,000	2.90%, 03/01/2032(1)	742,125
	Service Corp. International
2,500,000	3.38%, 08/15/2030	2,252,200
385,000	4.63%, 12/15/2027	391,745
4,561,000	5.13%, 06/01/2029	4,641,228

38

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
March 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 30.6% - (continued)
	Commercial Services - 1.3% - (continued)
	United Rentals North America, Inc.
$ 140,000	4.00%, 07/15/2030	$ 133,886
445,000	4.88%, 01/15/2028	452,029
		27,467,261
	Construction Materials - 0.3%
3,340,000	Builders FirstSource, Inc. 5.00%, 03/01/2030(1)	3,303,962
	Standard Industries, Inc.
805,000	3.38%, 01/15/2031(1)	705,381
3,370,000	4.38%, 07/15/2030(1)	3,100,400
		7,109,743
	Diversified Financial Services - 0.8%
2,320,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.30%, 01/30/2032	2,091,698
1,725,000	Capital One Financial Corp. 3.90%, 01/29/2024	1,753,089
7,400,000	GTP Acquisition Partners LLC 3.48%, 06/15/2050(1)	7,429,524
1,000,000	Mastercard, Inc. 2.95%, 03/15/2051	914,377
4,220,000	Power Finance Corp. Ltd. 3.95%, 04/23/2030(1)	4,025,711
		16,214,399
	Electric - 2.2%
1,235,000	Alabama Power Co. 3.45%, 10/01/2049	1,151,391
	Berkshire Hathaway Energy Co.
705,000	1.65%, 05/15/2031	614,014
215,000	3.25%, 04/15/2028	215,135
	Cleco Corporate Holdings LLC
1,215,000	3.38%, 09/15/2029	1,161,307
75,000	4.97%, 05/01/2046	79,105
1,155,000	Commonwealth Edison Co. 3.65%, 06/15/2046	1,142,027
1,050,000	Consolidated Edison Co. of New York, Inc. 3.20%, 12/01/2051	927,811
1,525,000	Duke Energy Carolinas LLC 4.25%, 12/15/2041	1,595,794
2,595,000	Duke Energy Corp. 2.55%, 06/15/2031	2,372,948
	Duke Energy Indiana LLC
1,110,000	2.75%, 04/01/2050	938,774
780,000	3.25%, 10/01/2049	693,101
	Duke Energy Progress LLC
530,000	4.00%, 04/01/2052	561,493
670,000	4.38%, 03/30/2044	710,241
1,120,000	Duquesne Light Holdings, Inc. 2.78%, 01/07/2032(1)	1,001,158
1,865,000	Enel Finance International N.V. 1.38%, 07/12/2026(1)	1,713,091
	Evergy, Inc.
730,000	2.45%, 09/15/2024	718,234
715,000	2.90%, 09/15/2029	683,873
	Exelon Corp.
2,745,000	3.95%, 06/15/2025	2,801,622
255,000	4.10%, 03/15/2052	258,853
	FirstEnergy Corp.
285,000	1.60%, 01/15/2026	266,475
675,000	2.25%, 09/01/2030	599,062
1,835,000	Georgia Power Co. 4.30%, 03/15/2042	1,857,127
1,465,000	IPALCO Enterprises, Inc. 3.70%, 09/01/2024	1,469,990
1,370,000	ITC Holdings Corp. 2.95%, 05/14/2030(1)	1,298,019
1,075,000	Jersey Central Power & Light Co. 2.75%, 03/01/2032(1)	1,001,184
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 30.6% - (continued)
	Electric - 2.2% - (continued)
	MidAmerican Energy Co.
$ 210,000	3.15%, 04/15/2050	$ 192,756
215,000	3.65%, 08/01/2048	212,903
1,705,000	NRG Energy, Inc. 2.45%, 12/02/2027(1)	1,574,022
	Pacific Gas and Electric Co.
3,780,000	2.50%, 02/01/2031	3,258,802
535,000	4.40%, 03/01/2032	526,027
3,220,000	4.95%, 07/01/2050	3,031,473
515,000	5.25%, 03/01/2052	516,575
	PacifiCorp
306,000	4.13%, 01/15/2049	316,267
360,000	4.15%, 02/15/2050	378,067
2,070,000	Puget Energy, Inc. 3.65%, 05/15/2025	2,076,714
	Sempra Energy
1,615,000	3.40%, 02/01/2028	1,613,758
720,000	3.80%, 02/01/2038	706,734
205,000	4.00%, 02/01/2048	203,245
	Southern California Edison Co.
1,700,000	2.75%, 02/01/2032	1,578,019
1,550,000	2.85%, 08/01/2029	1,475,173
511,000	4.00%, 04/01/2047	490,739
	Southern Co.
625,000	2.95%, 07/01/2023	628,531
1,830,000	3.70%, 04/30/2030	1,837,947
		46,449,581
	Electronics - 0.0%
580,000	Imola Merger Corp. 4.75%, 05/15/2029(1)	558,517
	Energy-Alternate Sources - 0.2%
2,650,000	Energo-Pro AS 8.50%, 02/04/2027(1)	2,491,000
1,085,000	FS Luxembourg S.a.r.l. 10.00%, 12/15/2025(1)	1,137,178
845,000	Investment Energy Resources Ltd. 6.25%, 04/26/2029(1)	853,458
		4,481,636
	Engineering & Construction - 0.2%
1,615,000	IHS Holding Ltd. 6.25%, 11/29/2028(1)	1,514,870
3,211,759	International Airport Finance S.A. 12.00%, 03/15/2033(1)	3,320,156
		4,835,026
	Entertainment - 0.3%
2,175,000	Magallanes, Inc. 4.28%, 03/15/2032(1)	2,184,347
4,525,000	WMG Acquisition Corp. 3.88%, 07/15/2030(1)	4,321,375
		6,505,722
	Environmental Control - 0.3%
	Clean Harbors, Inc.
5,434,000	4.88%, 07/15/2027(1)	5,420,415
116,000	5.13%, 07/15/2029(1)	116,435
		5,536,850
	Food - 0.4%
	Conagra Brands, Inc.
615,000	4.30%, 05/01/2024	632,303
411,000	4.85%, 11/01/2028	435,466
335,000	5.40%, 11/01/2048	384,460
1,715,000	JBS Finance Luxembourg S.a.r.l 2.50%, 01/15/2027(1)	1,592,823
1,325,000	Kellogg Co. 3.40%, 11/15/2027	1,324,479
	Mondelez International, Inc.
905,000	2.63%, 03/17/2027	884,375

39

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
March 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 30.6% - (continued)
	Food - 0.4% - (continued)
$ 685,000	3.00%, 03/17/2032	$ 660,678
3,070,000	NBM U.S. Holdings, Inc. 7.00%, 05/14/2026(1)	3,186,292
		9,100,876
	Food Service - 0.0%
285,000	Aramark Services, Inc. 5.00%, 02/01/2028(1)(7)	279,186
	Gas - 0.1%
	NiSource, Inc.
1,090,000	3.49%, 05/15/2027	1,088,171
990,000	3.60%, 05/01/2030	981,907
		2,070,078
	Healthcare - Products - 0.8%
	Alcon Finance Corp.
1,164,000	2.75%, 09/23/2026(1)	1,128,563
915,000	3.00%, 09/23/2029(1)	874,957
3,220,000	Avantor Funding, Inc. 4.63%, 07/15/2028(1)	3,179,750
4,790,000	Baxter International, Inc. 2.54%, 02/01/2032(1)	4,374,613
1,030,000	Boston Scientific Corp. 1.90%, 06/01/2025	989,831
4,410,000	Hologic, Inc. 4.63%, 02/01/2028(1)	4,465,125
570,000	Teleflex, Inc. 4.25%, 06/01/2028(1)	555,037
		15,567,876
	Healthcare - Services - 0.8%
1,335,000	Anthem, Inc. 3.50%, 08/15/2024	1,355,907
	Centene Corp.
95,000	3.38%, 02/15/2030	89,300
435,000	4.25%, 12/15/2027	436,631
5,230,000	4.63%, 12/15/2029	5,292,760
360,000	CommonSpirit Health 3.35%, 10/01/2029	349,565
	HCA, Inc.
545,000	3.63%, 03/15/2032	533,984
470,000	4.63%, 03/15/2052	473,801
	Humana, Inc.
920,000	2.15%, 02/03/2032	806,205
1,890,000	3.70%, 03/23/2029	1,897,664
560,000	IQVIA, Inc. 5.00%, 05/15/2027(1)	568,249
	Kaiser Foundation Hospitals
865,000	2.81%, 06/01/2041	756,103
1,430,000	3.00%, 06/01/2051	1,258,963
770,000	Sutter Health 3.36%, 08/15/2050	686,252
	UnitedHealth Group, Inc.
1,280,000	2.75%, 05/15/2040	1,150,545
190,000	3.50%, 08/15/2039	188,650
		15,844,579
	Home Builders - 0.3%
2,465,000	PulteGroup, Inc. 5.50%, 03/01/2026	2,625,262
	Taylor Morrison Communities, Inc.
540,000	5.13%, 08/01/2030(1)	529,200
2,558,000	5.75%, 01/15/2028(1)	2,634,740
		5,789,202
	Household Products - 0.1%
	GSK Consumer Healthcare Capital US LLC
1,135,000	3.38%, 03/24/2029	1,124,304
265,000	3.63%, 03/24/2032	265,151
		1,389,455
	Insurance - 1.0%
4,045,000	American International Group, Inc. 2.50%, 06/30/2025	3,959,618
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 30.6% - (continued)
	Insurance - 1.0% - (continued)
	Aon Corp / Aon Global Holdings PLC
$ 230,000	2.85%, 05/28/2027(7)	$ 225,351
655,000	3.90%, 02/28/2052	645,905
1,515,000	Aon Corp. 2.20%, 11/15/2022	1,517,818
	Athene Global Funding
1,780,000	2.65%, 10/04/2031(1)	1,571,045
3,010,000	2.72%, 01/07/2029(1)	2,768,788
2,035,000	Brighthouse Financial, Inc. 5.63%, 05/15/2030	2,231,050
	Corebridge Financial, Inc.
650,000	3.85%, 04/05/2029	649,408
280,000	3.90%, 04/05/2032	279,586
3,390,000	Equitable Financial Life Global Funding 1.80%, 03/08/2028(1)	3,054,554
1,300,000	Marsh & McLennan Cos., Inc. 4.75%, 03/15/2039	1,428,624
345,000	MGIC Investment Corp. 5.75%, 08/15/2023	353,625
1,910,000	New York Life Global Funding 2.00%, 01/22/2025(1)	1,854,338
130,000	Unum Group 4.13%, 06/15/2051	113,440
1,035,000	Willis North America, Inc. 3.60%, 05/15/2024	1,041,701
		21,694,851
	Internet - 0.5%
990,000	Alibaba Group Holding Ltd. 3.40%, 12/06/2027	972,984
1,270,000	Amazon.com, Inc. 3.88%, 08/22/2037	1,344,496
	Go Daddy Operating Co. LLC
770,000	3.50%, 03/01/2029(1)	706,236
3,190,000	5.25%, 12/01/2027(1)	3,205,950
4,490,000	NortonLifeLock, Inc. 5.00%, 04/15/2025(1)	4,490,000
		10,719,666
	Investment Company Security - 0.3%
5,935,000	Magallanes, Inc. 5.14%, 03/15/2052	6,073,552
	Iron/Steel - 0.1%
EUR 1,755,000	Metinvest B.V. 5.63%, 06/17/2025(1)	842,209
	Vale Overseas Ltd.
$ 1,115,000	3.75%, 07/08/2030	1,073,789
555,000	6.25%, 08/10/2026	611,305
		2,527,303
	IT Services - 0.8%
	Apple, Inc.
3,790,000	1.40%, 08/05/2028	3,468,482
370,000	2.20%, 09/11/2029	352,675
2,000,000	2.65%, 02/08/2051	1,724,093
885,000	3.45%, 02/09/2045	878,678
6,750,000	Booz Allen Hamilton, Inc. 3.88%, 09/01/2028(1)	6,524,833
1,110,000	International Business Machines Corp. 2.72%, 02/09/2032	1,054,200
1,460,000	Kyndryl Holdings, Inc. 3.15%, 10/15/2031(1)	1,230,640
1,070,000	Leidos, Inc. 3.63%, 05/15/2025	1,069,732
564,908	Tempo Acquisition LLC 3.50%, 08/31/2028, 1 mo. USD LIBOR + 3.000%	560,530
		16,863,863
	Leisure Time - 0.0%
575,000	Carnival Corp. 4.00%, 08/01/2028(1)	534,750
	Lodging - 0.0%
975,000	Las Vegas Sands Corp. 3.50%, 08/18/2026	919,730

40

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
March 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 30.6% - (continued)
	Machinery-Diversified - 0.1%
$ 1,380,000	Otis Worldwide Corp. 2.57%, 02/15/2030	$ 1,289,902
	Media - 1.7%
	CCO Holdings LLC / CCO Holdings Capital Corp.
150,000	4.25%, 02/01/2031(1)	136,125
500,000	4.50%, 08/15/2030(1)	469,146
150,000	4.75%, 03/01/2030(1)	143,947
150,000	5.13%, 05/01/2027(1)	150,317
	Charter Communications Operating LLC / Charter Communications Operating Capital
1,305,000	4.40%, 04/01/2033	1,301,345
1,380,000	5.13%, 07/01/2049	1,369,954
3,165,000	6.48%, 10/23/2045	3,606,269
380,000	6.83%, 10/23/2055	450,343
	Comcast Corp.
2,914,000	2.94%, 11/01/2056(1)	2,404,693
651,000	2.99%, 11/01/2063(1)	532,356
305,000	3.20%, 07/15/2036	293,239
10,000	3.25%, 11/01/2039	9,487
1,495,000	Cox Communications, Inc. 2.60%, 06/15/2031(1)	1,350,947
	CSC Holdings LLC
4,740,000	3.38%, 02/15/2031(1)	3,993,118
400,000	4.13%, 12/01/2030(1)	350,746
200,000	5.38%, 02/01/2028(1)	194,112
430,000	5.50%, 04/15/2027(1)	426,238
	Discovery Communications LLC
840,000	3.80%, 03/13/2024	846,558
19,000	3.95%, 06/15/2025	19,206
1,070,000	3.95%, 03/20/2028	1,070,611
1,970,000	4.00%, 09/15/2055	1,698,731
180,000	4.13%, 05/15/2029	181,636
790,000	5.20%, 09/20/2047	821,402
2,196,000	5.30%, 05/15/2049	2,295,600
555,000	DISH DBS Corp. 5.88%, 11/15/2024	553,613
	Sirius XM Radio, Inc.
3,550,000	3.13%, 09/01/2026(1)	3,356,429
590,000	4.13%, 07/01/2030(1)	553,320
780,000	Time Warner Cable LLC 6.55%, 05/01/2037	897,185
3,900,000	Time Warner Entertainment Co., L.P. 8.38%, 07/15/2033	5,092,337
550,000	Videotron Ltd. 5.38%, 06/15/2024(1)	563,750
		35,132,760
	Miscellaneous Manufacturing - 0.0%
340,000	Ingersoll-Rand Luxembourg Finance S.A. 4.50%, 03/21/2049	361,984
	Office/Business Equipment - 0.3%
	CDW LLC / CDW Finance Corp.
485,000	2.67%, 12/01/2026	456,346
5,898,000	3.25%, 02/15/2029	5,419,141
450,000	3.28%, 12/01/2028	423,855
430,000	3.57%, 12/01/2031	398,374
280,000	Xerox Holdings Corp. 5.50%, 08/15/2028(1)	273,073
		6,970,789
	Oil & Gas - 1.6%
270,000	Apache Corp. 4.88%, 11/15/2027	276,750
	BP Capital Markets America, Inc.
1,005,000	2.94%, 06/04/2051	856,444
285,000	3.00%, 02/24/2050	246,023
490,000	3.06%, 06/17/2041	439,525
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 30.6% - (continued)
	Oil & Gas - 1.6% - (continued)
$ 910,000	3.38%, 02/08/2061	$ 812,212
1,760,000	3.63%, 04/06/2030	1,790,992
	ConocoPhillips Co.
210,000	3.80%, 03/15/2052	213,558
365,000	4.03%, 03/15/2062(1)	370,000
570,000	Continental Resources, Inc. 5.75%, 01/15/2031(1)	623,466
442,000	Diamondback Energy, Inc. 3.50%, 12/01/2029	437,721
3,225,000	Ecopetrol S.A. 4.63%, 11/02/2031	2,929,429
	Energean Israel Finance Ltd.
860,000	4.50%, 03/30/2024(1)(6)	849,465
735,000	4.88%, 03/30/2026(1)(6)	709,275
695,000	5.88%, 03/30/2031(1)(6)	661,814
	Equinor ASA
930,000	1.75%, 01/22/2026	891,567
675,000	3.63%, 04/06/2040	679,501
850,000	3.70%, 04/06/2050	859,348
1,530,000	Exxon Mobil Corp. 4.23%, 03/19/2040	1,654,383
	Hess Corp.
942,000	7.13%, 03/15/2033	1,162,547
715,000	7.30%, 08/15/2031	876,520
2,045,000	Leviathan Bond Ltd. 6.50%, 06/30/2027(1)(6)	2,092,379
	Lundin Energy Finance B.V.
775,000	2.00%, 07/15/2026(1)	722,639
2,470,000	3.10%, 07/15/2031(1)	2,287,752
1,730,000	Marathon Petroleum Corp. 4.70%, 05/01/2025	1,799,728
	Occidental Petroleum Corp.
5,000	3.20%, 08/15/2026	4,913
10,000	3.40%, 04/15/2026	9,900
35,000	3.50%, 08/15/2029	34,510
660,000	4.10%, 02/15/2047	607,200
26,000	6.13%, 01/01/2031	29,282
10,000	6.38%, 09/01/2028	11,262
1,390,000	Ovintiv, Inc. 6.63%, 08/15/2037	1,645,109
	Shell International Finance B.V.
485,000	2.88%, 11/26/2041	435,881
620,000	3.00%, 11/26/2051	554,591
720,000	3.25%, 04/06/2050	675,244
	Sunoco L.P. / Sunoco Finance Corp.
200,000	4.50%, 04/30/2030(1)	184,567
250,000	6.00%, 04/15/2027	254,687
2,320,000	Tullow Oil plc 7.00%, 03/01/2025(1)	1,914,000
2,200,000	Viper Energy Partners L.P. 5.38%, 11/01/2027(1)	2,240,942
		32,845,126
	Packaging & Containers - 0.3%
400,000	Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc. 4.13%, 08/15/2026(1)	385,370
4,650,000	Ball Corp. 4.00%, 11/15/2023	4,702,312
461,000	Owens-Brockway Glass Container, Inc. 5.88%, 08/15/2023(1)	470,974
		5,558,656
	Pharmaceuticals - 0.9%
	AbbVie, Inc.
625,000	3.20%, 11/21/2029	617,128
680,000	4.63%, 10/01/2042	723,944
2,510,000	Astrazeneca Finance LLC 1.75%, 05/28/2028	2,317,135

41

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
March 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 30.6% - (continued)
	Pharmaceuticals - 0.9% - (continued)
$ 635,000	Bausch Health Cos., Inc. 5.75%, 08/15/2027(1)	$ 625,697
2,515,000	Bayer U.S. Finance LLC 4.25%, 12/15/2025(1)	2,560,475
	Bristol-Myers Squibb Co.
2,090,000	0.75%, 11/13/2025	1,938,162
855,000	2.55%, 11/13/2050	709,281
530,000	2.95%, 03/15/2032	518,513
2,425,000	3.55%, 03/15/2042	2,397,904
3,010,000	Cigna Corp. 1.25%, 03/15/2026	2,813,485
	CVS Health Corp.
435,000	4.13%, 04/01/2040	442,954
1,050,000	5.13%, 07/20/2045	1,186,450
430,000	Organon & Co. 4.13%, 04/30/2028(1)	410,496
	Teva Pharmaceutical Finance Netherlands III B.V.
375,000	3.15%, 10/01/2026	339,893
735,000	4.75%, 05/09/2027	709,045
		18,310,562
	Pipelines - 1.2%
215,000	DCP Midstream Operating L.P. 5.60%, 04/01/2044	225,913
	Energy Transfer L.P.
1,095,000	4.95%, 06/15/2028	1,148,290
1,390,000	5.25%, 04/15/2029	1,483,432
175,000	5.30%, 04/01/2044	179,954
180,000	5.35%, 05/15/2045	185,389
2,190,000	6.13%, 12/15/2045	2,416,073
	Enterprise Products Operating LLC
175,000	3.30%, 02/15/2053	149,243
570,000	4.25%, 02/15/2048	572,103
665,000	4.95%, 10/15/2054	722,621
125,000	EQM Midstream Partners L.P. 6.50%, 07/01/2027(1)	130,568
	Galaxy Pipeline Assets Bidco Ltd.
2,282,043	2.16%, 03/31/2034(1)	2,099,134
5,635,000	2.63%, 03/31/2036(1)	5,051,129
1,095,610	2.94%, 09/30/2040(1)	987,882
	MPLX L.P.
135,000	1.75%, 03/01/2026	126,653
1,655,000	4.95%, 03/14/2052	1,727,644
895,000	NGPL PipeCo LLC 3.25%, 07/15/2031(1)	835,729
	ONEOK, Inc.
695,000	3.10%, 03/15/2030	651,468
380,000	4.55%, 07/15/2028	391,124
505,000	5.85%, 01/15/2026	543,353
237,000	6.35%, 01/15/2031	274,117
1,310,000	Sabine Pass Liquefaction LLC 4.50%, 05/15/2030	1,370,116
	Targa Resources Corp.
1,150,000	4.20%, 02/01/2033	1,161,546
110,000	4.95%, 04/15/2052	112,013
280,000	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp. 4.88%, 02/01/2031	282,800
505,000	Transcontinental Gas Pipe Line Co. LLC 3.25%, 05/15/2030	493,238
	Venture Global Calcasieu Pass LLC
415,000	3.88%, 08/15/2029(1)	402,892
155,000	4.13%, 08/15/2031(1)	152,078
670,000	Western Midstream Operating L.P. 4.55%, 02/01/2030	666,650
		24,543,152
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 30.6% - (continued)
	Real Estate Investment Trusts - 0.9%
	American Tower Corp.
$ 745,000	1.45%, 09/15/2026	$ 680,644
465,000	1.50%, 01/31/2028	411,610
1,085,000	2.40%, 03/15/2025	1,056,621
1,130,000	3.65%, 03/15/2027	1,129,864
	EPR Properties
735,000	3.60%, 11/15/2031	666,448
1,020,000	3.75%, 08/15/2029	954,890
1,955,000	4.95%, 04/15/2028	1,960,127
878,000	Equinix, Inc. 2.00%, 05/15/2028	792,506
	GLP Capital L.P. / GLP Financing II, Inc.
890,000	3.25%, 01/15/2032	807,497
435,000	4.00%, 01/15/2031	421,898
1,025,000	5.30%, 01/15/2029	1,076,834
1,535,000	5.75%, 06/01/2028	1,652,080
	Realty Income Corp.
120,000	2.20%, 06/15/2028	110,906
145,000	2.85%, 12/15/2032	136,662
465,000	3.40%, 01/15/2028	464,469
	SBA Tower Trust
2,240,000	2.84%, 01/15/2050(1)	2,205,079
4,540,000	3.45%, 03/15/2048(1)	4,540,894
		19,069,029
	Retail - 0.8%
	1011778 BC ULC / New Red Finance, Inc.
150,000	3.50%, 02/15/2029(1)	139,500
620,000	3.88%, 01/15/2028(1)	587,472
275,000	Asbury Automotive Group, Inc. 4.50%, 03/01/2028	264,165
	FirstCash, Inc.
3,352,000	4.63%, 09/01/2028(1)	3,121,550
1,735,000	5.63%, 01/01/2030(1)	1,671,325
	Gap, Inc.
2,641,000	3.63%, 10/01/2029(1)	2,342,461
3,819,000	3.88%, 10/01/2031(1)	3,326,731
1,440,000	Home Depot, Inc. 3.30%, 04/15/2040	1,388,262
227,125	IRB Holding Corp 3.75%, 12/15/2027, 1 mo. USD LIBOR + 3.000%	225,610
270,000	KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC 4.75%, 06/01/2027(1)	274,050
550,000	Lithia Motors, Inc. 4.63%, 12/15/2027(1)	544,500
	Lowe's Cos., Inc.
350,000	3.35%, 04/01/2027	352,386
235,000	3.75%, 04/01/2032	237,725
1,035,000	McDonald's Corp. 3.35%, 04/01/2023	1,047,888
315,000	Suburban Propane Partners L.P. / Suburban Energy Finance Corp. 5.88%, 03/01/2027	319,331
300,000	Yum! Brands, Inc. 3.63%, 03/15/2031	273,553
		16,116,509
	Semiconductors - 1.1%
	Broadcom, Inc.
1,835,000	3.42%, 04/15/2033(1)	1,715,592
6,525,000	4.00%, 04/15/2029	6,521,803
270,000	4.30%, 11/15/2032	274,358
	Entegris, Inc.
225,000	3.63%, 05/01/2029(1)	210,524
460,000	4.38%, 04/15/2028(1)	445,050
1,110,000	Intel Corp. 3.10%, 02/15/2060	953,184
	Marvell Technology, Inc.
1,730,000	2.45%, 04/15/2028	1,593,570
1,300,000	2.95%, 04/15/2031	1,201,816

42

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
March 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 30.6% - (continued)
	Semiconductors - 1.1% - (continued)
$ 2,545,000	Microchip Technology, Inc. 2.67%, 09/01/2023	$ 2,537,803
1,445,000	NVIDIA Corp. 3.50%, 04/01/2040	1,450,613
	NXP B.V. / NXP Funding LLC
425,000	4.63%, 06/01/2023(1)	431,773
2,372,000	4.88%, 03/01/2024(1)	2,441,361
786,000	5.35%, 03/01/2026(1)	834,772
1,080,000	5.55%, 12/01/2028(1)	1,188,511
355,000	Sensata Technologies B.V. 5.00%, 10/01/2025(1)	359,881
		22,160,611
	Software - 1.6%
7,134,000	Black Knight InfoServ LLC 3.63%, 09/01/2028(1)	6,741,630
	CDK Global, Inc.
150,000	4.88%, 06/01/2027	151,218
4,585,000	5.25%, 05/15/2029(1)	4,607,925
3,542,000	Fair Isaac Corp. 4.00%, 06/15/2028(1)	3,429,081
	Microsoft Corp.
131,000	2.68%, 06/01/2060	112,881
530,000	2.92%, 03/17/2052	497,033
619,000	3.04%, 03/17/2062	577,448
1,460,000	MSCI, Inc. 4.00%, 11/15/2029(1)	1,417,930
3,075,000	Open Text Corp. 3.88%, 12/01/2029(1)	2,921,250
600,000	Open Text Holdings, Inc. 4.13%, 12/01/2031(1)	561,750
	Oracle Corp.
1,340,000	2.30%, 03/25/2028	1,226,121
385,000	2.88%, 03/25/2031	351,315
662,000	3.60%, 04/01/2040	574,804
1,105,000	3.60%, 04/01/2050	916,521
3,615,000	3.85%, 04/01/2060	2,964,985
1,194,000	3.95%, 03/25/2051	1,043,264
945,000	4.00%, 07/15/2046	838,137
570,000	4.00%, 11/15/2047	503,842
1,005,000	4.10%, 03/25/2061	856,266
70,000	4.13%, 05/15/2045	62,832
3,245,000	SS&C Technologies, Inc. 5.50%, 09/30/2027(1)	3,283,275
		33,639,508
	Telecommunications - 1.5%
	AT&T, Inc.
2,975,000	3.50%, 02/01/2061	2,500,102
3,459,000	3.55%, 09/15/2055	3,048,895
1,300,000	3.65%, 06/01/2051	1,181,045
1,266,000	3.80%, 12/01/2057	1,154,326
300,000	Lumen Technologies, Inc. 4.00%, 02/15/2027(1)	279,750
	Nokia Oyj
3,175,000	4.38%, 06/12/2027	3,220,625
575,000	6.63%, 05/15/2039	684,969
2,785,000	NTT Finance Corp. 1.16%, 04/03/2026(1)	2,570,982
	Rogers Communications, Inc.
1,055,000	3.80%, 03/15/2032(1)	1,045,184
1,245,000	4.55%, 03/15/2052(1)	1,243,739
425,000	Sprint Corp. 7.13%, 06/15/2024	455,834
	Telecom Italia Capital S.A.
265,000	6.00%, 09/30/2034	249,118
160,000	7.72%, 06/04/2038	163,169
3,085,000	Telefonica Celular del Paraguay S.A. 5.88%, 04/15/2027(1)	3,123,562
	T-Mobile USA, Inc.
219,000	2.05%, 02/15/2028	200,372
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 30.6% - (continued)
	Telecommunications - 1.5% - (continued)
$ 2,745,000	3.50%, 04/15/2025	$ 2,766,172
1,475,000	3.88%, 04/15/2030	1,480,842
1,195,000	4.50%, 04/15/2050	1,211,138
	Verizon Communications, Inc.
715,000	3.40%, 03/22/2041	670,917
520,000	3.55%, 03/22/2051	489,720
555,000	3.85%, 11/01/2042	553,448
210,000	4.00%, 03/22/2050	211,924
1,143,000	4.27%, 01/15/2036	1,204,366
540,000	Vmed UK Financing plc 4.25%, 01/31/2031(1)	493,895
		30,204,094
	Transportation - 0.1%
	Union Pacific Corp.
2,375,000	2.38%, 05/20/2031	2,222,517
695,000	2.80%, 02/14/2032	667,390
		2,889,907
	Trucking & Leasing - 0.3%
3,775,000	DAE Funding LLC 1.55%, 08/01/2024(1)	3,568,556
	Penske Truck Leasing Co. L.P. / PTL Finance Corp.
1,675,000	2.70%, 11/01/2024(1)	1,651,122
1,890,000	4.00%, 07/15/2025(1)	1,910,538
		7,130,216
	Water - 0.0%
355,000	American Water Capital Corp. 4.15%, 06/01/2049	367,836
	Total Corporate Bonds (cost $668,244,054)	$ 638,661,010
FOREIGN GOVERNMENT OBLIGATIONS - 5.6%
	Angola - 0.1%
	Angolan Government International Bond
1,600,000	8.00%, 11/26/2029(6)	$ 1,605,792
910,000	8.25%, 05/09/2028(6)	925,925
		2,531,717
	Benin - 0.1%
EUR 2,640,000	Benin Government International Bond 4.95%, 01/22/2035(1)	2,377,286
	Bermuda - 0.0%
$ 735,000	Bermuda Government International Bond 2.38%, 08/20/2030(1)	672,525
	Brazil - 0.4%
BRL 47,432,000	Brazil Notas do Tesouro Nacional 10.00%, 01/01/2031	9,141,284
	Chile - 0.4%
	Chile Government International Bond
EUR 4,930,000	1.25%, 01/22/2051	4,043,259
$ 615,000	2.55%, 07/27/2033	559,976
1,740,000	3.10%, 05/07/2041	1,536,194
505,000	3.25%, 09/21/2071	409,434
235,000	3.50%, 01/31/2034	231,806
340,000	4.00%, 01/31/2052	336,077
		7,116,746
	Colombia - 0.2%
	Colombia Government International Bond
605,000	3.88%, 04/25/2027	580,824
2,685,000	5.00%, 06/15/2045	2,263,939

43

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
March 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 5.6% - (continued)
	Colombia - 0.2% - (continued)
$ 395,000	5.20%, 05/15/2049	$ 337,310
1,180,000	5.63%, 02/26/2044	1,071,511
		4,253,584
	Croatia - 0.2%
EUR 4,555,000	Croatia Government International Bond 1.50%, 06/17/2031(6)	4,724,032
	Dominican Republic - 0.2%
$ 4,890,000	Dominican Republic International Bond 6.40%, 06/05/2049(1)	4,572,199
	Egypt - 0.1%
	Egypt Government International Bond
840,000	7.63%, 05/29/2032(1)	759,983
720,000	8.50%, 01/31/2047(6)	612,561
595,000	8.88%, 05/29/2050(1)	514,009
		1,886,553
	Ghana - 0.0%
418,000	Ghana Government International Bond 6.38%, 02/11/2027(1)	312,865
	Hungary - 0.3%
EUR 5,610,000	Hungary Government International Bond 1.63%, 04/28/2032(6)	5,882,725
	Indonesia - 0.3%
	Indonesia Government International Bond
5,235,000	1.10%, 03/12/2033	5,038,127
240,000	2.15%, 07/18/2024(6)	269,881
470,000	2.63%, 06/14/2023(6)	529,660
$ 415,000	3.55%, 03/31/2032	425,375
		6,263,043
	Ivory Coast - 0.1%
EUR 1,965,000	Ivory Coast Government International Bond 4.88%, 01/30/2032(6)	1,911,101
	Jordan - 0.1%
$ 1,830,000	Jordan Government International Bond 5.85%, 07/07/2030(6)	1,702,925
	Macedonia - 0.2%
	North Macedonia Government International Bond
EUR 1,825,000	2.75%, 01/18/2025(6)	1,963,830
2,165,000	3.68%, 06/03/2026(1)	2,389,235
		4,353,065
	Mexico - 1.2%
MXN 308,198,500	Mexican Bonos 7.75%, 05/29/2031	14,928,801
	Mexico Government International Bond
EUR 885,000	1.13%, 01/17/2030	873,732
6,185,000	1.45%, 10/25/2033	5,761,094
$ 1,375,000	3.50%, 02/12/2034	1,277,787
1,350,000	3.77%, 05/24/2061	1,094,999
355,000	4.28%, 08/14/2041	331,623
		24,268,036
	Morocco - 0.1%
EUR 2,865,000	Morocco Government International Bond 2.00%, 09/30/2030(6)	2,766,802
	Oman - 0.2%
$ 3,495,000	Oman Government International Bond 6.75%, 01/17/2048(1)	3,486,682
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 5.6% - (continued)
	Panama - 0.3%
	Panama Government International Bond
$ 5,000,000	3.87%, 07/23/2060	$ 4,380,950
815,000	4.30%, 04/29/2053	783,329
530,000	4.50%, 04/16/2050	524,181
1,010,000	4.50%, 01/19/2063	970,398
		6,658,858
	Philippines - 0.3%
	Philippine Government International Bond
EUR 4,855,000	1.20%, 04/28/2033	4,773,068
1,010,000	1.75%, 04/28/2041	948,319
		5,721,387
	Romania - 0.4%
	Romanian Government International Bond
2,970,000	2.63%, 12/02/2040(1)	2,495,811
1,315,000	2.75%, 04/14/2041(6)	1,110,782
1,315,000	3.38%, 02/08/2038(6)	1,256,317
3,241,000	4.63%, 04/03/2049(6)	3,515,083
		8,377,993
	Russia - 0.0%
RUB 636,260,000	Russian Federal Bond - OFZ 5.90%, 03/12/2031(9)(10)(11)	8
	Saudi Arabia - 0.2%
EUR 3,295,000	Saudi Government International Bond 2.00%, 07/09/2039(6)	3,358,993
	Senegal - 0.1%
	Senegal Government International Bond
785,000	4.75%, 03/13/2028(6)	842,354
$ 2,115,000	6.25%, 05/23/2033(6)	1,994,318
		2,836,672
	United Arab Emirates - 0.1%
2,455,000	Finance Department Government of Sharjah 3.63%, 03/10/2033(1)	2,261,791
	Total Foreign Government Obligations (cost $145,591,935)	$ 117,438,872
MUNICIPAL BONDS - 1.4%
	Development - 0.6%
5,880,000	New York Transportation Dev Corp. Rev 4.25%, 09/01/2035	$ 6,080,647
5,445,000	Philadelphia, PA, Auth Industrial Dev, (NATL Insured) 6.55%, 10/15/2028	6,431,843
		12,512,490
	Education - 0.2%
	Chicago, IL, Board of Education, GO
365,000	6.04%, 12/01/2029	385,041
1,115,000	6.14%, 12/01/2039	1,219,151
2,315,000	6.32%, 11/01/2029	2,523,921
		4,128,113
	General - 0.2%
4,130,000	State Board of Administration Finance Corp. 1.26%, 07/01/2025	3,923,189
	General Obligation - 0.2%
	State of Illinois, GO
1,951,345	4.95%, 06/01/2023	1,986,122
280,000	5.00%, 01/01/2023	285,536
980,000	5.95%, 04/01/2022	980,000
		3,251,658

44

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
March 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 1.4% - (continued)
	Transportation - 0.2%
$ 720,000	Chicago, IL, Transit Auth 3.91%, 12/01/2040	$ 718,489
2,790,000	Metropolitan Transportation Auth, NY, Rev 6.81%, 11/15/2040	3,579,244
		4,297,733
	Utility - Electric - 0.0%
749,000	Municipal Electric Auth, GA 6.64%, 04/01/2057	999,612
	Total Municipal Bonds (cost $29,276,349)	$ 29,112,795
SENIOR FLOATING RATE INTERESTS - 3.3%(12)
	Advertising - 0.0%
260,000	ABG Intermediate Holdings 2 LLC 0.00%, 12/21/2028(13)	$ 255,450
302,250	Clear Channel Outdoor Holdings, Inc. 3.80%, 08/21/2026, 1 mo. USD LIBOR + 3.500%	296,810
		552,260
	Aerospace/Defense - 0.0%
555,167	TransDigm, Inc. 2.71%, 12/09/2025, 1 mo. USD LIBOR + 2.250%	545,452
	Airlines - 0.1%
245,000	AAdvantage Loyalty IP Ltd. 5.50%, 04/20/2028, 1 mo. USD LIBOR + 4.750%	247,832
273,700	Kestrel Bidco Inc. 0.04%, 12/11/2026	265,867
180,000	Mileage Plus Holdings LLC 6.25%, 06/21/2027, 1 mo. USD LIBOR + 5.250%	186,525
210,000	SkyMiles IP Ltd. 4.75%, 10/20/2027, 3 mo. USD LIBOR + 3.750%	216,529
157,652	United Airlines, Inc. 4.50%, 04/21/2028, 1 mo. USD LIBOR + 3.750%	155,550
		1,072,303
	Apparel - 0.0%
243,163	Birkenstock GmbH & Co. KG 3.75%, 04/28/2028, 1 mo. USD LIBOR + 3.250%	240,325
	Auto Parts & Equipment - 0.1%
148,875	Adient U.S. LLC 3.71%, 04/10/2028, 1 mo. USD LIBOR + 3.250%	146,270
	Clarios Global L.P.
EUR 686,394	3.25%, 04/30/2026, 3 mo. EURIBOR + 3.250%	741,669
$ 401,474	3.71%, 04/30/2026, 1 mo. USD LIBOR + 3.250%	395,953
	First Brands Group LLC
82,246	6.00%, 03/30/2027, 1 mo. USD LIBOR + 5.000%	81,423
155,000	9.50%, 03/30/2028, 1 mo. USD LIBOR + 8.500%	154,354
		1,519,669
	Chemicals - 0.2%
3,490,925	Axalta Coating Systems U.S. Holdings, Inc. 2.76%, 06/01/2024, 3 mo. USD LIBOR + 1.750%	3,456,644
99,000	CPC Acquisition Corp. 4.76%, 12/29/2027, 1 mo. USD LIBOR + 3.750%	96,030
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 3.3%(12) - (continued)
	Chemicals - 0.2% - (continued)
$ 448,875	Diamond (BC) B.V. 3.25%, 09/29/2028, 1 mo. USD LIBOR + 2.750%	$ 439,224
251,863	Tronox Finance LLC 3.16%, 03/10/2028, 1 mo. USD LIBOR + 2.250%	247,930
		4,239,828
	Commercial Services - 0.4%
287,100	AlixPartners LLP 3.25%, 02/04/2028, 1 mo. USD LIBOR + 2.750%	282,300
100,000	Amentum Government Services Holdings LLC 4.65%, 02/15/2029, SOFR + 4.000%	98,875
318,400	APX Group, Inc. 4.00%, 07/10/2028, 1 mo. USD LIBOR + 3.500%	313,739
477,144	AVSC Holding Corp. 4.25%, 03/03/2025, 3 mo. USD LIBOR + 3.250%	448,978
195,745	Belron Finance U.S. LLC 2.56%, 10/30/2026, 1 mo. USD LIBOR + 2.250%	193,421
108,608	Ensemble RCM LLC 4.05%, 08/03/2026, 3 mo. USD LIBOR + 3.750%	107,883
448,875	MPH Acquisition Holdings LLC 4.76%, 09/01/2028, 3 mo. USD LIBOR + 4.250%	435,355
164,587	PECF USS Intermediate Holding III Corp. 4.76%, 12/15/2028, 1 mo. USD LIBOR + 4.250%	162,825
EUR 105,975	Techem Verwaltungsgesellschaft 675 mbH 2.63%, 07/15/2025, 3 mo. EURIBOR + 2.375%	114,919
	Verisure Holding AB
260,000	3.25%, 07/20/2026, 3 mo. EURIBOR + 3.250%	281,064
570,000	3.25%, 03/27/2028, 3 mo. EURIBOR + 3.250%	615,082
$ 4,098,600	WEX, Inc. 2.71%, 03/31/2028, 1 mo. USD LIBOR + 2.250%	4,043,720
113,400	WW International, Inc. 4.00%, 04/13/2028, 1 mo. USD LIBOR + 3.500%	102,910
		7,201,071
	Construction Materials - 0.1%
337,450	ACProducts, Inc. 4.75%, 05/17/2028, 1 mo. USD LIBOR + 4.250%	303,516
239,400	Chamberlain Group, Inc. 4.51%, 11/03/2028, 1 mo. USD LIBOR + 3.500%	236,209
425,282	Cornerstone Building Brands, Inc. 3.75%, 04/12/2028, 1 mo. USD LIBOR + 3.250%	410,750
108,914	CP Atlas Buyer, Inc. 4.25%, 11/23/2027, 1 mo. USD LIBOR + 3.750%	105,664
279,300	Ingersoll-Rand Services Co. 2.21%, 03/01/2027, 1 mo. USD LIBOR + 1.750%	274,239
592,139	Quikrete Holdings, Inc. 2.96%, 02/01/2027, 1 mo. USD LIBOR + 2.625%	576,845
210,458	Standard Industries Inc. 3.79%, 09/22/2028	209,826
		2,117,049
	Distribution/Wholesale - 0.2%
3,546,761	American Builders & Contractors Supply Co., Inc. 2.46%, 01/15/2027, 1 mo. USD LIBOR + 2.000%	3,497,568

45

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
March 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 3.3%(12) - (continued)
	Diversified Financial Services - 0.1%
$ 149,962	Aretec Group, Inc. 4.71%, 10/01/2025, 3 mo. USD LIBOR + 4.250%	$ 148,526
612,760	Blackhawk Network Holdings, Inc. 3.46%, 06/15/2025, 3 mo. USD LIBOR + 3.000%	600,505
629,046	Deerfield Dakota Holding LLC 4.75%, 04/09/2027, 1 mo. USD LIBOR + 3.750%	625,115
213,389	Fleetcor Technologies Operating Co. LLC 2.21%, 04/28/2028, 1 mo. USD LIBOR + 1.750%	209,464
135,800	Minotaur Acquisition, Inc. 5.21%, 03/27/2026, 3 mo. USD LIBOR + 4.750%	134,138
220,000	Setanta Aircraft Leasing Designated Activity Company 3.01%, 11/05/2028, 1 mo. USD LIBOR + 2.000%	216,517
		1,934,265
	Electronics - 0.0%
195,000	II-VI, Inc. 0.00%, 12/01/2028, 1 mo. USD LIBOR + 3.750%(13)	193,537
163,762	Ingram Micro, Inc. 4.51%, 06/30/2028, 1 mo. USD LIBOR + 3.500%	162,166
		355,703
	Engineering & Construction - 0.1%
228,275	Artera Services LLC 4.51%, 03/06/2025, 1 mo. USD LIBOR + 3.500%	213,380
714,375	Brand Energy & Infrastructure Services, Inc. 5.25%, 06/21/2024, 3 mo. USD LIBOR + 4.250%	680,342
437,802	Brown Group Holding LLC 3.51%, 06/07/2028, 1 mo. USD LIBOR + 2.500%	431,235
		1,324,957
	Entertainment - 0.1%
	Crown Finance U.S., Inc.
EUR 32,519	2.63%, 02/28/2025, 3 mo. EURIBOR + 2.625%	27,700
$ 180,758	3.51%, 02/28/2025, 1 mo. USD LIBOR + 2.500%	139,048
9,531	9.25%, 02/28/2025, 1 mo. USD LIBOR + 8.250%	10,133
795,546	Delta (LUX) S.a.r.l. 3.50%, 02/01/2024, 3 mo. USD LIBOR + 2.500%	791,075
593,750	Golden Entertainment, Inc. 3.75%, 10/21/2024, 3 mo. USD LIBOR + 3.000%	585,586
125,515	Penn National Gaming, Inc. 3.00%, 10/15/2025, 3 mo. USD LIBOR + 2.250%	124,626
443,077	Scientific Games International, Inc. 3.21%, 08/14/2024, 1 mo. USD LIBOR + 2.750%	441,140
338,616	UFC Holdings LLC 3.50%, 04/29/2026, 1 mo. USD LIBOR + 2.750%	334,807
220,371	William Morris Endeavor Entertainment LLC 3.21%, 05/18/2025, 3 mo. USD LIBOR + 2.750%	216,286
		2,670,401
	Environmental Control - 0.0%
105,000	Covanta Holding Corp. 3.00%, 11/30/2028, 1 mo. USD LIBOR + 2.500%	104,366
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 3.3%(12) - (continued)
	Food - 0.1%
	Froneri International Ltd.
EUR 170,000	2.38%, 01/29/2027, 3 mo. EURIBOR + 2.375%	$ 180,801
$ 162,113	2.71%, 01/29/2027, 1 mo. USD LIBOR + 2.250%	158,958
479,860	Hostess Brands LLC 3.00%, 08/03/2025, 1 mo. USD LIBOR + 2.250%	473,089
243,750	U.S. Foods, Inc. 2.51%, 09/13/2026, 3 mo. USD LIBOR + 2.000%	238,488
		1,051,336
	Food Service - 0.0%
111,920	Aramark Services, Inc. 2.21%, 03/11/2025, 1 mo. USD LIBOR + 1.750%	109,569
	Gas - 0.0%
520,287	UGI Energy Services LLC 4.21%, 08/13/2026, 1 mo. USD LIBOR + 3.750%	517,686
	Hand/Machine Tools - 0.0%
219,777	Alliance Laundry Systems LLC 4.25%, 10/08/2027, 1 mo. USD LIBOR + 3.500%	217,443
	Healthcare - Products - 0.1%
	Avantor Funding, Inc.
295,514	2.75%, 11/08/2027, 1 mo. USD LIBOR + 2.250%	292,822
EUR 173,688	2.75%, 06/12/2028, 1 mo. EURIBOR + 2.750%	189,350
$ 119,100	Insulet Corp. 3.75%, 05/04/2028, 1 mo. USD LIBOR + 3.250%	118,207
395,000	Medline Borrower LP 3.75%, 10/23/2028, 1 mo. USD LIBOR + 3.250%	390,852
534,154	Sunshine Luxembourg S.a.r.l. 4.76%, 10/01/2026, 1 mo. USD LIBOR + 3.750%	530,148
		1,521,379
	Healthcare - Services - 0.1%
242,550	ADMI Corp. 3.88%, 12/23/2027, 1 mo. USD LIBOR + 3.375%	238,041
EUR 285,000	Biogroup-LCD 3.00%, 02/09/2028, 3 mo. EURIBOR + 3.000%	306,611
$ 266,063	Envision Healthcare Corp. 4.21%, 10/10/2025, 3 mo. USD LIBOR + 3.750%	176,045
98,992	eResearchTechnology, Inc. 5.50%, 02/04/2027, 1 mo. USD LIBOR + 4.500%	98,518
	EyeCare Partners LLC
39,000	3.24%, 11/15/2028, 1 mo. USD LIBOR + 3.750%(14)	38,525
245,374	4.76%, 02/18/2027, 1 mo. USD LIBOR + 3.750%	241,848
117,000	4.76%, 11/15/2028, 1 mo. USD LIBOR + 3.750%	115,574
92,126	ICON Luxembourg S.a r.l. 3.31%, 07/03/2028, 1 mo. USD LIBOR + 2.250%	91,608
EUR 197,032	IQVIA, Inc. 2.00%, 06/11/2025, 1 mo. EURIBOR + 2.000%	214,261
145,000	LGC Group Holdings Ltd. 3.00%, 04/21/2027, 3 mo. EURIBOR + 3.000%	158,201

46

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
March 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 3.3%(12) - (continued)
	Healthcare - Services - 0.1% - (continued)
$ 293,522	MED ParentCo L.P. 4.71%, 08/31/2026, 1 mo. USD LIBOR + 4.250%	$ 289,944
282,150	Surgery Center Holdings, Inc. 4.50%, 08/31/2026, 1 mo. USD LIBOR + 3.750%	279,647
		2,248,823
	Insurance - 0.2%
319,611	Acrisure LLC 3.96%, 02/15/2027, 1 mo. USD LIBOR + 3.500%	314,551
	Asurion LLC
297,031	3.58%, 11/03/2023, 1 mo. USD LIBOR + 3.125%	294,951
591,099	3.71%, 12/23/2026, 1 mo. USD LIBOR + 3.250%	577,551
180,000	5.71%, 01/31/2028, 1 mo. USD LIBOR + 5.250%	176,220
280,000	5.71%, 01/20/2029, 1 mo. USD LIBOR + 5.250%	273,350
	Hub International Ltd.
413,493	3.27%, 04/25/2025, 1 mo. USD LIBOR +3.000%	408,366
99,496	4.00%, 04/25/2025, 1 mo. USD LIBOR + 3.250%	98,773
	Sedgwick Claims Management Services, Inc.
275,737	3.71%, 12/31/2025, 3 mo. USD LIBOR + 3.250%	272,635
534,875	4.21%, 09/03/2026, 1 mo. USD LIBOR + 3.750%	530,698
510,925	USI, Inc. 4.01%, 05/16/2024, 3 mo. USD LIBOR + 3.000%	507,083
		3,454,178
	Internet - 0.2%
EUR 160,000	Adevinta ASA 3.00%, 06/26/2028, 3 mo. EURIBOR + 3.000%	174,848
$ 178,650	Endure Digital, Inc. 4.25%, 02/10/2028, 1 mo. USD LIBOR + 3.500%	173,290
	Go Daddy Operating Co. LLC
3,452,188	2.21%, 02/15/2024, 1 mo. USD LIBOR + 1.750%	3,424,847
201,412	2.45%, 08/10/2027, 1 mo. USD LIBOR + 2.000%	199,461
99,494	MH Sub LLC 4.75%, 09/13/2024, 1 mo. USD LIBOR + 3.750%	98,268
169,575	Proofpoint, Inc. 3.76%, 08/31/2028, 1 mo. USD LIBOR + 3.250%	167,572
130,275	Rodan & Fields LLC 4.40%, 06/16/2025, 3 mo. USD LIBOR + 4.000%	78,450
153,450	Shutterfly, Inc. 6.01%, 09/25/2026, 1 mo. USD LIBOR + 5.000%	140,330
		4,457,066
	IT Services - 0.0%
575,000	McAfee, LLC 4.50%, 03/01/2029, 1 mo. USD LIBOR + 4.000%	569,969
213,865	Peraton Corp. 4.50%, 02/01/2028, 1 mo. USD LIBOR + 3.750%	212,059
		782,028
	Leisure Time - 0.0%
249,375	Carnival Corp. 4.00%, 10/18/2028, 1 mo. USD LIBOR + 3.250%	243,452
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 3.3%(12) - (continued)
	Leisure Time - 0.0% - (continued)
$ 223,312	Hayward Industries, Inc. 3.00%, 05/30/2028, 1 mo. USD LIBOR + 2.500%	$ 220,336
193,538	MajorDrive Holdings LLC 4.56%, 06/01/2028, 1 mo. USD LIBOR + 4.000%	190,273
88,636	SRAM LLC 3.25%, 05/18/2028, 1 mo. USD LIBOR + 2.750%	87,491
		741,552
	Lodging - 0.0%
	Caesars Resort Collection LLC
426,242	3.21%, 12/23/2024, 3 mo. USD LIBOR + 2.750%	423,578
167,450	3.96%, 07/21/2025, 1 mo. USD LIBOR + 3.500%	166,696
		590,274
	Machinery - Construction & Mining - 0.0%
261,292	Brookfield WEC Holdings, Inc. 3.25%, 08/01/2025, 1 mo. USD LIBOR + 2.750%	256,312
	Machinery-Diversified - 0.0%
345,457	Vertical U.S. Newco, Inc. 4.01%, 07/30/2027, 1 mo. USD LIBOR + 3.500%	341,788
	Media - 0.2%
142,825	Banijay Entertainment S.A.S 3.99%, 03/01/2025, 1 mo. USD LIBOR + 3.750%	141,397
337,450	Cable One, Inc. 2.46%, 05/03/2028, 1 mo. USD LIBOR + 2.000%	332,051
1,189,367	Charter Communications Operating LLC 2.21%, 02/01/2027, 1 mo. USD LIBOR + 1.750%	1,178,140
433,405	CSC Holdings LLC 2.90%, 04/15/2027, 1 mo. USD LIBOR + 2.500%	425,170
	E.W. Scripps Co.
295,455	3.31%, 05/01/2026, 1 mo. USD LIBOR + 2.563%	291,498
83,125	3.75%, 01/07/2028, 1 mo. USD LIBOR + 3.000%	82,462
436,432	Gray Television, Inc. 2.73%, 01/02/2026, 3 mo. USD LIBOR + 2.500%	432,613
3,490	Houghton Mifflin Harcourt Publishing Co. 7.25%, 11/22/2024, 1 mo. USD LIBOR + 6.250%	3,464
182,812	Sinclair Television Group, Inc. 2.96%, 09/30/2026, 1 mo. USD LIBOR + 2.500%	177,023
320,000	Telenet Financing USD LLC 2.40%, 04/30/2028, 6 mo. USD LIBOR + 2.000%	312,227
575,000	UPC Financing Partnership 3.40%, 01/31/2029, 1 mo. USD LIBOR + 3.000%	566,617
EUR 260,000	Virgin Media Bristol LLC 3.25%, 01/31/2029, 3 mo. EURIBOR + 3.250%	285,056
		4,227,718
	Miscellaneous Manufacturing - 0.0%
345,986	CeramTec AcquiCo GmbH 3.75%, 01/19/2029, 1 mo. USD LIBOR + 2.750%	378,850

47

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
March 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 3.3%(12) - (continued)
	Miscellaneous Manufacturing - 0.0% - (continued)
$ 120,624	LTI Holdings, Inc. 3.96%, 09/06/2025, 3 mo. USD LIBOR + 3.500%	$ 117,734
269,458	Momentive Performance Materials USA LLC 3.70%, 05/15/2024, 3 mo. USD LIBOR + 3.250%	265,754
		762,338
	Oil & Gas Services - 0.0%
711,463	PES Holdings LLC 0.00%, 12/31/2022, 3 mo. USD LIBOR + 6.990%(9)(13)	21,344
	Packaging & Containers - 0.1%
338,300	Berlin Packaging LLC 4.34%, 03/11/2028, 1 mo. USD LIBOR + 3.750%	334,748
325,000	Clydesdale Acquisition Holdings Inc 0.00%, 03/30/2029(13)	319,582
537,592	Flex Acquisition Co., Inc. 4.00%, 03/02/2028, 1 mo. USD LIBOR + 3.500%	536,204
99,750	Pretium PKG Holdings, Inc. 4.50%, 10/02/2028, 1 mo. USD LIBOR + 4.000%	96,740
839	Proampac PG Borrower LLC 4.50%, 11/03/2025, 1 mo. USD LIBOR + 3.750%	832
218,416	TricorBraun Holdings, Inc. 3.75%, 03/03/2028, 1 mo. USD LIBOR + 3.250%	212,622
		1,500,728
	Pharmaceuticals - 0.2%
265,000	Bausch Health Companies Inc. 0.00%, 01/27/2027(13)	262,019
297,611	Bausch Health Cos., Inc. 3.46%, 06/02/2025, 3 mo. USD LIBOR + 3.000%	294,882
487,243	Change Healthcare Holdings LLC 3.50%, 03/01/2024, 1 mo. USD LIBOR + 2.500%	483,954
349,474	Elanco Animal Health, Inc. 1.98%, 08/01/2027, 1 mo. USD LIBOR + 1.750%	343,467
784,312	Endo Luxembourg Finance Co. S.a r.l. 5.75%, 03/27/2028, 1 mo. USD LIBOR + 5.000%	732,924
350,946	Gainwell Acquisition Corp. 5.01%, 10/01/2027, 1 mo. USD LIBOR + 4.000%	350,069
123,750	Horizon Therapeutics USA, Inc. 2.25%, 03/15/2028, 1 mo. USD LIBOR + 1.750%	122,358
22,953	ICON Luxembourg S.a r.l. 3.26%, 07/03/2028, 1 mo. USD LIBOR + 2.250%	22,824
277,900	Jazz Financing Lux S.a.r.l. 4.00%, 05/05/2028, 1 mo. USD LIBOR + 3.500%	276,616
347,100	Organon & Co. 3.56%, 06/02/2028, 1 mo. USD LIBOR + 3.000%	344,930
98,047	Pathway Vet Alliance LLC 4.21%, 03/31/2027, 1 mo. USD LIBOR + 3.750%	96,883
		3,330,926
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 3.3%(12) - (continued)
	Pipelines - 0.0%
$ 151,172	BCP Raptor LLC 5.25%, 06/24/2024, 3 mo. USD LIBOR + 4.250%	$ 150,712
86,370	BCP Renaissance Parent LLC 4.50%, 10/31/2024, 3 mo. USD LIBOR + 3.500%	85,039
295,509	Medallion Midland Acquisition LLC 4.50%, 10/18/2028, 1 mo. USD LIBOR + 3.750%	292,002
305,445	NorthRiver Midstream Finance L.P. 3.46%, 10/01/2025, 3 mo. USD LIBOR + 3.250%	302,582
		830,335
	Real Estate - 0.0%
EUR 110,000	Blitz GmbH 3.50%, 04/28/2028, 3 mo. EURIBOR + 3.500%	119,691
	Retail - 0.2%
	EG Group Ltd.
$ 144,280	5.25%, 03/31/2026, 1 mo. USD LIBOR + 4.250%	141,936
EUR 130,000	7.00%, 04/10/2027, 3 mo. EURIBOR + 7.000%	142,554
$ 370,327	Great Outdoors Group LLC 4.50%, 03/06/2028, 1 mo. USD LIBOR + 3.750%	368,475
699,198	Harbor Freight Tools USA, Inc. 3.25%, 10/19/2027, 1 mo. USD LIBOR + 2.750%	683,466
451,955	LBM Acquisition LLC 4.50%, 12/17/2027, 1 mo. USD LIBOR + 3.750%	440,263
325,875	Les Schwab Tire Centers 4.00%, 11/02/2027, 1 mo. USD LIBOR + 3.250%	322,616
332,488	Michaels Cos., Inc. 5.26%, 04/15/2028, 1 mo. USD LIBOR + 4.250%	311,198
159,200	PetSmart, Inc. 4.50%, 02/11/2028, 1 mo. USD LIBOR + 3.750%	158,536
487,550	SRS Distribution, Inc. 4.00%, 06/02/2028, 1 mo. USD LIBOR + 3.500%	481,051
375,494	Staples, Inc. 5.32%, 04/16/2026, 3 mo. USD LIBOR + 5.000%	354,099
237,000	White Cap Buyer LLC 4.25%, 10/19/2027, 1 mo. USD LIBOR + 3.750%	233,938
		3,638,132
	Semiconductors - 0.0%
320,000	MKS Instruments, Inc. 0.00%, 10/21/2028, 1 mo. USD LIBOR + 2.250%(13)	316,899
	Software - 0.4%
	Athenahealth, Inc.
26,812	0.00%, 02/15/2029, 1 mo. USD LIBOR + 3.500%(13)(14)	26,483
158,188	4.00%, 02/15/2029, 1 mo. USD LIBOR + 3.500%	156,251
EUR 125,000	Concorde Midco Ltd. 4.00%, 03/01/2028, 3 mo. EURIBOR + 4.000%	136,840
$ 437,285	DCert Buyer, Inc. 4.46%, 10/16/2026, 3 mo. USD LIBOR + 4.000%	433,581
727,366	Dun & Bradstreet Corp. 3.70%, 02/06/2026, 1 mo. USD LIBOR + 3.250%	719,700
334,534	Epicor Software Corp. 4.00%, 07/30/2027, 1 mo. USD LIBOR + 3.250%	331,487

48

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
March 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 3.3%(12) - (continued)
	Software - 0.4% - (continued)
$ 498,325	Finastra USA, Inc. 4.50%, 06/13/2024, 3 mo. USD LIBOR + 3.500%	$ 491,418
786,175	Hyland Software, Inc. 4.25%, 07/01/2024, 1 mo. USD LIBOR + 3.500%	781,136
380,000	Mitchell International, Inc. 4.25%, 10/15/2028, 1 mo. USD LIBOR + 3.750%	373,308
98,494	Navicure, Inc. 4.46%, 10/22/2026, 1 mo. USD LIBOR + 4.000%	98,124
323,375	Polaris Newco LLC 4.50%, 06/02/2028, 1 mo. USD LIBOR + 4.000%	320,707
303,475	RealPage, Inc. 3.75%, 04/24/2028, 1 mo. USD LIBOR + 3.250%	299,651
951,623	SS&C European Holdings S.a.r.l. 2.21%, 04/16/2025, 1 mo. USD LIBOR + 1.750%	935,712
2,322,823	SS&C Technologies, Inc. 2.21%, 04/16/2025, 1 mo. USD LIBOR + 1.750%	2,283,571
	Ultimate Software Group, Inc.
202,446	3.75%, 05/04/2026, 1 mo. USD LIBOR + 3.250%	200,606
136,500	4.76%, 05/04/2026, 3 mo. USD LIBOR + 3.750%	135,844
537,694	Zelis Healthcare Corp. 3.73%, 09/30/2026, 1 mo. USD LIBOR + 3.500%	531,645
		8,256,064
	Telecommunications - 0.1%
166,175	CenturyLink, Inc. 2.71%, 03/15/2027, 1 mo. USD LIBOR + 2.250%	161,554
242,550	Frontier Communications Corp. 4.81%, 05/01/2028, 1 mo. USD LIBOR + 3.750%	238,507
	Lorca Finco plc
EUR 310,000	3.75%, 09/17/2027, 3 mo. EURIBOR + 3.750%	338,105
200,000	4.25%, 09/17/2027, 3 mo. EURIBOR + 4.250%	220,104
$ 258,329	Zayo Group Holdings, Inc. 3.46%, 03/09/2027, 1 mo. USD LIBOR + 3.000%	251,160
		1,209,430
	Textiles - 0.0%
445,000	Crocs, Inc. 4.45%, 02/20/2029, 1 mo. USD LIBOR + 3.500%	433,399
	Transportation - 0.0%
259,525	First Student Bidco, Inc. 3.98%, 07/21/2028, 1 mo. USD LIBOR + 3.000%	257,145
	Total Senior Floating Rate Interests (cost $70,341,319)	$ 68,568,800
U.S. GOVERNMENT AGENCIES - 40.5%
	Mortgage-Backed Agencies - 40.5%
	FHLMC - 3.8%
61,491	0.00%, 11/15/2036(15)(16)	$ 53,855
19,858,736	0.60%, 03/25/2027(2)(5)	515,314
4,893,151	0.64%, 10/25/2026(2)(5)	116,451
17,270,822	0.72%, 12/25/2030(2)(5)	898,197
10,371,048	0.75%, 06/25/2027(2)(5)	343,300
4,257,070	0.88%, 11/25/2030(2)(5)	261,571
7,779,118	1.03%, 10/25/2030(2)(5)	545,870
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 40.5% - (continued)
	Mortgage-Backed Agencies - 40.5% - (continued)
	FHLMC - 3.8% - (continued)
$ 12,865,294	1.12%, 06/25/2030(2)(5)	$ 975,057
6,263,052	1.57%, 05/25/2030(2)(5)	655,169
782,315	1.75%, 10/15/2042	732,277
369,174	2.00%, 12/01/2040	350,311
2,221,179	2.00%, 05/01/2041	2,085,431
2,469,095	2.00%, 12/01/2041	2,320,464
2,017,521	2.00%, 02/01/2051	1,878,705
9,793,917	2.00%, 03/01/2051	9,118,995
1,485,120	2.31%, 09/25/2049, 1 mo. USD LIBOR + 1.850%(1)(3)	1,482,797
364,663	2.50%, 05/15/2028(5)	18,656
1,175,192	2.50%, 05/01/2050	1,127,440
1,330,139	2.50%, 06/01/2050	1,273,827
3,684,753	2.81%, 02/25/2049, 1 mo. USD LIBOR + 2.350%(1)(3)	3,684,749
654,900	2.91%, 03/25/2049, 1 mo. USD LIBOR + 2.450%(1)(3)	655,710
855,982	3.00%, 03/15/2028(5)	49,982
1,075,871	3.00%, 08/01/2029	1,088,164
406,210	3.00%, 05/15/2032(5)	15,999
2,935,360	3.00%, 10/01/2032	2,966,838
427,096	3.00%, 03/15/2033(5)	38,579
1,892,836	3.00%, 04/01/2033	1,914,086
2,396,624	3.00%, 11/01/2036	2,389,130
1,401,636	3.00%, 01/01/2037	1,397,240
4,192,691	3.00%, 08/15/2043	4,163,987
723,119	3.00%, 05/15/2046	714,002
4,472,428	3.00%, 11/01/2046	4,450,483
1,216,548	3.00%, 12/01/2046	1,209,980
440,323	3.25%, 11/15/2041	444,102
65,823	3.50%, 06/15/2026(5)	252
172,020	3.50%, 09/15/2026(5)	8,556
231,190	3.50%, 03/15/2027(5)	11,044
1,437,511	3.50%, 05/15/2034(5)	124,132
1,827,169	3.50%, 08/01/2034	1,852,801
940,340	3.50%, 03/15/2041(5)	49,988
406,702	3.50%, 10/15/2045	417,486
408,179	3.50%, 06/01/2046	415,426
1,559,106	3.50%, 10/01/2047	1,579,215
580,839	3.50%, 12/01/2047	589,324
8,441,972	3.50%, 03/01/2048	8,553,963
212,271	3.50%, 08/01/2048	215,550
1,207,685	4.00%, 08/01/2025	1,243,971
477,821	4.00%, 12/15/2026(5)	19,981
817,144	4.00%, 07/15/2027(5)	34,179
398,526	4.00%, 03/15/2028(5)	19,238
217,887	4.00%, 06/15/2028(5)	11,894
538,084	4.00%, 07/15/2030(5)	48,757
1,727,119	4.00%, 05/25/2040(5)	223,207
1,450,646	4.00%, 05/01/2042	1,519,427
509,820	4.00%, 08/01/2042	533,538
856,519	4.00%, 09/01/2042	895,713
38,757	4.00%, 07/01/2044	39,653
183,848	4.00%, 06/01/2045	192,147
590,315	4.00%, 02/01/2046	616,849
152,918	4.00%, 09/01/2048	157,108
267,442	4.50%, 09/01/2044	283,165
1,360,261	4.75%, 07/15/2039	1,435,939
17,035	5.00%, 08/01/2029	18,110
25,843	5.00%, 07/01/2030	27,853
167,556	5.00%, 03/01/2031	178,117
269,181	5.00%, 05/01/2031	286,151
337,960	5.00%, 09/01/2031	359,151

49

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
March 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 40.5% - (continued)
	Mortgage-Backed Agencies - 40.5% - (continued)
	FHLMC - 3.8% - (continued)
$ 286,393	5.00%, 11/01/2031	$ 304,357
95,754	5.00%, 07/01/2032	101,779
559,490	5.00%, 09/15/2033(5)	93,753
4,491	5.00%, 12/01/2034	4,732
8,125	5.00%, 11/01/2035	8,778
14,638	5.00%, 03/01/2039	15,613
154,812	5.00%, 08/01/2039	167,758
7,312	5.00%, 09/01/2039	7,840
8,776	5.00%, 12/01/2039	9,508
7,673	5.00%, 04/01/2041	8,310
17,937	5.00%, 04/01/2044	19,418
10,533	5.00%, 05/01/2044	11,204
685,411	5.00%, 02/15/2048(5)	142,142
17,404	5.50%, 03/01/2028	18,509
44,054	5.50%, 04/01/2033	48,275
480,690	5.50%, 05/01/2034	526,999
356	5.50%, 11/01/2035	381
9,134	5.50%, 05/01/2037	10,066
23,836	5.50%, 11/01/2037	26,287
42,711	5.50%, 02/01/2038	47,150
17,418	5.50%, 04/01/2038	19,228
22,278	5.50%, 06/01/2038	24,565
2,419,520	5.50%, 08/01/2038	2,612,052
255,524	5.50%, 09/01/2038	281,781
4,710	5.50%, 12/01/2039	5,196
62,372	5.50%, 02/01/2040	68,779
210,056	5.50%, 05/01/2040	231,717
208,191	5.50%, 08/01/2040	229,658
1,019,298	5.50%, 06/01/2041	1,124,407
881,068	5.50%, 10/15/2046(5)	175,019
1,046	6.00%, 07/01/2029	1,117
115,161	6.00%, 10/01/2032	127,598
55,048	6.00%, 11/01/2032	58,814
151,772	6.00%, 12/01/2032	168,156
11,560	6.00%, 11/01/2033	12,833
22,982	6.00%, 01/01/2034	25,524
11,711	6.00%, 02/01/2034	13,000
116,121	6.00%, 08/01/2034	129,247
129,011	6.00%, 09/01/2034	143,010
162,675	6.00%, 01/01/2035	174,569
819,363	6.00%, 11/01/2037	907,515
138	6.50%, 08/01/2032	149
419,641	6.50%, 07/15/2036	452,156
85,431	6.50%, 12/01/2037	94,674
41	7.50%, 09/01/2029	42
		80,552,268
	FNMA - 17.0%
73,284	0.00%, 03/25/2036(15)(16)	64,761
623,063	0.00%, 06/25/2036(15)(16)	562,496
489,519	0.00%, 06/25/2041(15)(16)	422,837
8,148,423	0.33%, 01/25/2030(2)(5)	148,308
1,546,608	1.43%, 05/25/2046(2)(5)	73,169
11,690,887	1.44%, 05/25/2029(2)(5)	982,137
8,664,000	1.50%, 04/18/2037(17)	8,215,232
2,380,000	1.50%, 04/13/2052(17)	2,125,148
1,140,607	1.61%, 06/25/2055(2)(5)	54,064
1,159,588	1.63%, 08/25/2044(2)(5)	59,559
1,613,611	1.69%, 04/25/2055(3)(5)	68,379
1,368,538	1.75%, 12/25/2042	1,287,475
822,562	2.00%, 09/25/2039	794,365
3,409,040	2.00%, 12/01/2040	3,205,702
1,355,757	2.00%, 04/01/2041	1,273,034
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 40.5% - (continued)
	Mortgage-Backed Agencies - 40.5% - (continued)
	FNMA - 17.0% - (continued)
$ 467,422	2.00%, 05/01/2041	$ 441,261
1,768,776	2.00%, 10/01/2041	1,660,662
23,172	2.00%, 08/25/2043	23,150
6,535,997	2.00%, 02/01/2051	6,086,420
15,867,692	2.00%, 03/01/2051	14,772,349
132,899,000	2.00%, 04/13/2052(17)	123,423,376
357,153	2.50%, 06/25/2028(5)	17,716
2,483,368	2.50%, 09/01/2040	2,404,155
104,820	2.50%, 01/01/2043	101,150
2,554,426	2.50%, 02/01/2043	2,468,875
899,210	2.50%, 03/01/2043	869,166
1,853,146	2.50%, 05/01/2043	1,778,770
1,442,643	2.50%, 06/01/2043	1,394,487
723,025	2.50%, 04/01/2045	696,378
13,676,706	2.50%, 11/01/2051	13,139,380
4,173,344	2.50%, 12/01/2051	3,992,400
1,989,889	2.50%, 01/01/2052	1,903,880
9,290,143	2.50%, 02/01/2052	8,888,050
2,530,602	2.50%, 01/01/2057	2,420,416
613,789	3.00%, 02/25/2027(5)	21,298
299,270	3.00%, 09/25/2027(5)	16,673
1,944,117	3.00%, 01/25/2028(5)	103,006
3,170,576	3.00%, 04/25/2033(5)	214,139
765,733	3.00%, 08/01/2033	773,872
1,642,818	3.00%, 03/01/2037	1,641,072
1,608,843	3.00%, 03/25/2043	1,582,610
489,157	3.00%, 05/25/2047	484,746
1,403,467	3.00%, 09/01/2048	1,395,188
1,665,939	3.00%, 08/25/2049	1,637,360
865,715	3.00%, 08/01/2050	850,900
1,909,445	3.00%, 05/01/2051	1,878,507
1,573,424	3.00%, 10/01/2051	1,542,580
1,700,223	3.00%, 12/01/2051	1,668,658
450,671	3.24%, 12/01/2026	458,824
331,041	3.50%, 05/25/2027(5)	19,862
530,794	3.50%, 10/25/2027(5)	35,218
696,046	3.50%, 05/25/2030(5)	57,975
190,907	3.50%, 08/25/2030(5)	13,408
310,599	3.50%, 02/25/2031(5)	16,330
428,696	3.50%, 09/25/2035(5)	43,791
2,928,558	3.50%, 11/25/2039(5)	331,732
857,770	3.50%, 10/01/2044	874,058
806,945	3.50%, 02/01/2045	822,438
736,240	3.50%, 01/01/2046	749,743
560,239	3.50%, 03/01/2046	569,850
1,361,956	3.50%, 09/01/2046	1,384,887
559,178	3.50%, 10/01/2046	567,951
437,042	3.50%, 10/25/2046(5)	76,026
730,576	3.50%, 11/01/2046	740,135
978,664	3.50%, 05/01/2047	993,446
2,168,619	3.50%, 09/01/2047	2,199,966
401,557	3.50%, 12/01/2047	407,937
1,308,728	3.50%, 01/01/2048	1,321,890
330,024	3.50%, 02/01/2048	334,551
362,937	3.50%, 02/25/2048	363,624
1,476,337	3.50%, 07/01/2048	1,500,884
1,007,000	3.50%, 04/13/2052(17)	1,009,537
5,109,979	3.50%, 09/01/2057	5,184,250
2,977,730	3.50%, 05/01/2058	3,021,288
3,072,840	3.50%, 12/25/2058	3,129,858
1,821,388	3.74%, 06/01/2026	1,879,213
487,501	4.00%, 06/01/2025	501,800
191,601	4.00%, 10/01/2025	197,203

50

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
March 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 40.5% - (continued)
	Mortgage-Backed Agencies - 40.5% - (continued)
	FNMA - 17.0% - (continued)
$ 169,019	4.00%, 04/25/2032(5)	$ 18,005
1,631,965	4.00%, 10/01/2040	1,707,112
687,872	4.00%, 11/01/2040	719,455
488,095	4.00%, 12/01/2040	511,044
252,063	4.00%, 02/01/2041	263,828
709,044	4.00%, 03/01/2041	742,290
1,729,732	4.00%, 06/01/2041	1,789,808
281,220	4.00%, 03/25/2042(5)	31,395
341,954	4.00%, 08/01/2042	357,806
680,585	4.00%, 09/01/2042	712,548
184,744	4.00%, 11/25/2042(5)	23,865
98,616	4.00%, 03/01/2045	102,995
579,739	4.00%, 07/01/2045	604,219
162,800	4.00%, 05/01/2046	168,488
655,343	4.00%, 06/01/2046	681,628
641,247	4.00%, 04/01/2047	665,346
1,649,886	4.00%, 10/01/2047	1,703,719
868,258	4.00%, 09/01/2048	889,247
111,843	4.50%, 04/01/2025	115,161
171,213	4.50%, 07/25/2027(5)	6,843
508,040	4.50%, 09/01/2035	539,462
1,469,237	4.50%, 08/01/2040	1,559,173
1,435,579	4.50%, 10/01/2040	1,527,486
667,733	4.50%, 10/01/2041	710,655
1,691,962	4.50%, 08/25/2043(5)	321,422
610,702	4.50%, 09/01/2043	649,564
809,744	4.50%, 04/01/2049	842,040
3,214,145	4.50%, 01/01/2051	3,437,001
16,481	5.00%, 06/01/2022	16,795
62,110	5.00%, 06/01/2025	63,439
266,032	5.00%, 04/25/2038	275,618
2,382	5.50%, 06/01/2022	2,386
113,255	5.50%, 06/01/2033	123,991
76,918	5.50%, 08/01/2033	84,210
602,040	5.50%, 09/01/2033	659,517
540,074	5.50%, 12/01/2033	591,339
379,210	5.50%, 01/01/2034	415,109
2,053,511	5.50%, 11/01/2035	2,249,023
563,231	5.50%, 04/01/2036	609,657
434,841	5.50%, 09/01/2036	473,967
33,226	5.50%, 01/01/2037	36,379
319,133	5.50%, 04/25/2037	345,373
1,809,366	5.50%, 11/25/2040(5)	270,481
1,223,991	5.50%, 06/25/2042(5)	265,922
1,556,931	5.50%, 08/25/2044(5)	267,195
78,845	5.51%, 05/25/2042(2)(5)	7,907
254,896	6.00%, 12/01/2032	275,713
175,568	6.00%, 01/01/2033	189,877
24,387	6.00%, 02/01/2033	26,029
234,024	6.00%, 03/01/2033	256,187
454,044	6.00%, 02/01/2037	506,684
1,212,910	6.00%, 01/25/2042(5)	145,929
945,401	6.00%, 09/25/2047(5)	193,494
160	6.50%, 05/01/2031	172
660	6.50%, 09/01/2031	715
774	6.50%, 07/01/2032	833
752	7.00%, 07/01/2029	819
74	7.00%, 12/01/2030	76
254	7.00%, 02/01/2032	258
101	7.00%, 03/01/2032	113
1,445	7.00%, 09/01/2032	1,512
116	7.50%, 10/01/2022	117
868	7.50%, 06/01/2027	933
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 40.5% - (continued)
	Mortgage-Backed Agencies - 40.5% - (continued)
	FNMA - 17.0% - (continued)
$ 8,035	7.50%, 03/01/2030	$ 8,605
6,614	7.50%, 04/01/2030	6,906
701	7.50%, 06/01/2030	759
1,212	7.50%, 07/01/2030	1,310
367	7.50%, 08/01/2030	397
5,918	7.50%, 05/01/2031	6,343
4,509	7.50%, 06/01/2031	4,569
752	7.50%, 08/01/2031	803
17,192	7.50%, 09/01/2031	17,377
131	7.50%, 05/01/2032	144
18,835,000	2.50%, 04/21/2052(17)	18,287,608
2,550,000	2.50%, 05/19/2052(17)	2,470,412
6,285,000	3.00%, 04/21/2052(17)	6,217,393
6,250,000	3.00%, 05/19/2052(17)	6,166,656
35,455,000	3.50%, 04/21/2052(17)	35,677,286
2,545,000	4.50%, 04/21/2052	2,632,882
4,400,000	5.00%, 04/21/2052	4,747,875
		354,443,690
	GNMA - 3.6%
602,264	1.75%, 09/20/2043	588,660
478,801	2.00%, 01/20/2042	475,515
4,895,000	2.00%, 04/21/2052(17)	4,656,318
622,613	2.50%, 12/16/2039	609,445
1,081,319	2.50%, 07/20/2041	1,042,934
2,667,302	2.50%, 09/20/2051	2,593,311
8,787,685	2.50%, 10/20/2051	8,543,912
342,630	3.00%, 09/20/2028(5)	18,747
3,728,245	3.00%, 05/20/2035(5)	224,759
347,931	3.00%, 02/16/2043(5)	45,082
1,942,955	3.00%, 03/15/2045	1,926,857
87,030	3.00%, 04/15/2045	86,308
1,443,550	3.00%, 07/15/2045	1,431,931
34,144	3.00%, 08/15/2045	33,869
659,219	3.00%, 10/20/2047	660,046
8,697,202	3.00%, 12/20/2051	8,618,409
140,004	3.50%, 02/16/2027(5)	7,791
363,587	3.50%, 03/20/2027(5)	20,534
281,431	3.50%, 07/20/2040(5)	14,421
389,975	3.50%, 02/20/2041(5)	11,332
881,196	3.50%, 04/20/2042(5)	55,291
1,886,673	3.50%, 10/20/2042(5)	281,081
215,625	3.50%, 11/15/2042	221,328
5,195	3.50%, 12/15/2042	5,352
128,787	3.50%, 02/15/2043	132,050
7,602	3.50%, 03/15/2043	7,831
1,007,393	3.50%, 04/15/2043	1,037,794
2,503,140	3.50%, 05/15/2043	2,548,539
168,927	3.50%, 05/20/2043(5)	24,020
805,227	3.50%, 07/20/2043(5)	104,888
1,830,804	3.50%, 06/20/2046	1,865,091
464,284	3.50%, 07/20/2046	472,866
480,843	3.50%, 10/20/2046	490,064
1,922,186	3.50%, 02/20/2047	1,952,960
571,573	3.50%, 08/20/2047	580,260
399,760	3.50%, 11/20/2047	405,838
495,110	3.50%, 03/20/2048	502,616
1,564,542	3.50%, 07/20/2049	1,578,540
1,188,257	3.88%, 08/15/2042	1,247,811
91,328	4.00%, 12/16/2026(5)	4,016
1,389,288	4.00%, 05/20/2029(5)	71,046
2,024,523	4.00%, 07/20/2040	2,128,649
2,241,118	4.00%, 09/20/2040	2,356,201

51

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
March 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 40.5% - (continued)
	Mortgage-Backed Agencies - 40.5% - (continued)
	GNMA - 3.6% - (continued)
$ 3,552,292	4.00%, 10/20/2040	3,728,463
932,176	4.00%, 12/20/2040	$ 973,201
233,494	4.00%, 05/16/2042(5)	26,948
2,642,258	4.00%, 09/16/2042(5)	566,280
347,392	4.00%, 03/20/2043(5)	55,898
157,003	4.00%, 01/20/2044(5)	26,029
1,145,735	4.00%, 01/16/2046(5)	156,685
1,091,315	4.00%, 03/20/2047(5)	146,005
504,331	4.00%, 11/20/2047	517,965
1,433,593	4.00%, 03/20/2048	1,471,962
3,870,561	4.00%, 07/20/2048	3,992,574
144,858	4.50%, 11/15/2039	155,797
627,177	4.50%, 05/15/2040	677,249
2,274,442	4.50%, 05/20/2040	2,423,328
97,099	4.50%, 07/15/2041	103,529
569,769	4.50%, 04/20/2045(5)	102,993
2,078,366	4.50%, 08/20/2045(5)	364,322
202,678	4.50%, 01/20/2046	216,421
1,598,823	4.50%, 01/20/2047(5)	174,735
1,496,502	4.50%, 05/20/2048(5)	223,365
1,368,341	5.00%, 02/16/2040(5)	282,284
711,387	5.00%, 06/15/2041	776,006
874,963	5.00%, 10/16/2041(5)	139,993
1,016,656	5.00%, 03/15/2044	1,108,396
305,977	5.00%, 01/16/2047(5)	61,672
271,503	5.50%, 03/15/2033	293,845
417,393	5.50%, 04/15/2033	456,382
484,080	5.50%, 05/15/2033	533,256
578,318	5.50%, 10/20/2034	641,853
1,000,340	5.50%, 03/20/2039(5)	166,200
1,030,856	5.50%, 02/16/2047(5)	170,865
632,528	5.50%, 02/20/2047(5)	107,232
606	6.00%, 12/15/2023	645
534	6.00%, 01/15/2029	571
599	6.00%, 04/15/2029	641
18,616	6.00%, 12/15/2031	19,922
549	6.00%, 10/15/2032	611
10,748	6.00%, 06/15/2033	11,832
463	6.00%, 03/15/2034	494
25,507	6.00%, 08/15/2034	28,403
29,721	6.00%, 09/15/2034	31,986
24,601	6.00%, 02/15/2035	27,477
197,423	6.00%, 12/15/2035	212,912
22,613	6.00%, 02/15/2036	24,148
93,925	6.00%, 03/15/2036	104,173
15,581	6.00%, 04/15/2036	16,636
42,063	6.00%, 05/15/2036	46,105
114,290	6.00%, 06/15/2036	126,054
10,404	6.00%, 07/15/2036	11,187
17,222	6.00%, 08/15/2036	18,425
91,342	6.00%, 02/15/2037	102,020
466	6.00%, 05/15/2037	515
190,519	6.00%, 06/15/2037	212,162
151,666	6.00%, 07/15/2037	168,066
33,760	6.00%, 08/15/2037	37,528
49,605	6.00%, 10/15/2037	55,564
24,821	6.00%, 11/15/2037	27,526
27,029	6.00%, 12/15/2037	29,265
90,921	6.00%, 01/15/2038	99,403
4,205	6.00%, 02/15/2038	4,513
10,205	6.00%, 05/15/2038	11,015
1,379	6.00%, 06/15/2038	1,477
13,812	6.00%, 08/15/2038	15,107
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 40.5% - (continued)
	Mortgage-Backed Agencies - 40.5% - (continued)
	GNMA - 3.6% - (continued)
$ 51,901	6.00%, 09/15/2038	$ 56,830
62,680	6.00%, 10/15/2038	68,143
130,222	6.00%, 11/15/2038	144,109
28,030	6.00%, 12/15/2038	30,945
785	6.00%, 01/15/2039	860
33,082	6.00%, 08/15/2039	35,691
32,927	6.00%, 11/15/2039	36,309
424,897	6.00%, 06/15/2040	468,127
81,546	6.00%, 07/15/2040	91,465
1,017,680	6.00%, 09/20/2040(5)	189,963
417,357	6.00%, 06/15/2041	461,437
941,624	6.00%, 02/20/2046(5)	135,579
16,251	6.50%, 06/15/2028	17,367
360	6.50%, 07/15/2028	384
1,100	6.50%, 08/15/2028	1,176
1,881	6.50%, 09/15/2028	2,027
590	6.50%, 10/15/2028	630
993	6.50%, 11/15/2028	1,061
3,681	6.50%, 12/15/2028	3,934
11,098	6.50%, 02/15/2029	11,861
86,116	6.50%, 03/15/2029	92,055
20,976	6.50%, 04/15/2029	22,707
6,509	6.50%, 05/15/2029	6,956
96,095	6.50%, 06/15/2029	102,692
3,778	6.50%, 07/15/2029	4,037
109	6.50%, 03/15/2031	117
143,150	6.50%, 04/15/2031	152,977
28,119	6.50%, 05/15/2031	30,587
5,569	6.50%, 06/15/2031	6,011
136,845	6.50%, 07/15/2031	146,326
19,152	6.50%, 08/15/2031	20,467
49,216	6.50%, 09/15/2031	52,594
88,027	6.50%, 10/15/2031	94,069
183,637	6.50%, 11/15/2031	196,246
38,557	6.50%, 12/15/2031	41,631
132,989	6.50%, 01/15/2032	142,146
25,886	6.50%, 02/15/2032	28,130
29,532	6.50%, 03/15/2032	31,559
118,859	6.50%, 04/15/2032	127,838
540	6.50%, 05/15/2032	578
14,571	6.50%, 06/15/2032	15,572
1,090	7.00%, 06/20/2030	1,101
397	7.00%, 02/15/2031	413
153	7.00%, 06/15/2031	160
90	7.00%, 08/15/2031	96
286	8.50%, 11/15/2024	287
		75,047,679
	UMBS - 16.1%
62,975,000	2.00%, 06/13/2052(17)	58,246,816
15,910,000	2.50%, 04/18/2037(17)	15,726,041
95,639,000	2.50%, 04/13/2052(17)	91,365,132
95,700,000	2.50%, 05/12/2052(17)	91,207,460
78,454,000	3.00%, 04/13/2052(17)	76,825,540
2,715,000	4.00%, 04/13/2052(17)	2,773,542
		336,144,531
	Total U.S. Government Agencies (cost $860,850,134)	$ 846,188,168
U.S. GOVERNMENT SECURITIES - 20.8%
	U.S. Treasury Securities - 20.8%
	U.S. Treasury Bonds - 10.8%
1,743,538	0.13%, 02/15/2051(18)	$ 1,814,823

52

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
March 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT SECURITIES - 20.8% - (continued)
	U.S. Treasury Securities - 20.8% - (continued)
	U.S. Treasury Bonds - 10.8% - (continued)
$ 9,169,493	0.88%, 02/15/2047(18)	$ 11,120,875
2,068,755	1.00%, 02/15/2048(18)	2,600,382
24,645,000	1.25%, 05/15/2050	18,418,287
1,490,000	1.88%, 02/15/2041	1,328,545
5,115,000	1.88%, 11/15/2051	4,483,617
7,090,000	2.25%, 08/15/2046	6,644,936
78,145,000	2.88%, 08/15/2045	81,646,262
6,175,000	3.00%, 02/15/2047	6,659,593
18,440,000	3.13%, 02/15/2043	19,873,422
20,715,000	3.13%, 08/15/2044(19)(20)	22,431,270
26,860,000	3.38%, 05/15/2044(20)(21)	30,207,008
16,575,000	3.75%, 11/15/2043	19,629,721
		226,858,741
	U.S. Treasury Notes - 10.0%
66,230,000	0.63%, 05/15/2030(20)	57,772,740
13,360,000	0.63%, 08/15/2030	11,614,328
4,483,439	0.75%, 07/15/2028(18)	4,914,182
20,360,000	0.88%, 11/15/2030	18,044,050
40,215,000	1.25%, 08/15/2031	36,576,799
20,030,000	1.38%, 11/15/2031	18,386,914
64,680,000	1.63%, 05/15/2031	60,930,581
		208,239,594
	Total U.S. Government Securities (cost $488,939,298)	$ 435,098,335
COMMON STOCKS - 0.0%
	Diversified Financials - 0.0%
30,559	Philadelphia Energy Solutions*(10)(11)	$ —
	Energy - 0.0%
64,657	Ascent Resources - Marcellus LLC Class A(10)(11)	80,821
6,767	Foresight Energy LLC*	108,277
206,275,142	KCA Deutag*(10)(11)(22)	—
		189,098
	Total Common Stocks (cost $3,317,133)	$ 189,098
PREFERRED STOCKS - 0.1%
	Banks - 0.1%
2,242	U.S. Bancorp Series A, 3.50%(23)	$ 1,771,180
	Total Preferred Stocks (cost $1,591,820)	$ 1,771,180
WARRANTS - 0.0%
	Energy - 0.0%
16,740	Ascent Resources - Marcellus LLC Expires 3/30/2023*(10)(11)	$ 268
	Total Warrants (cost $1,339)	$ 268
	Total Long-Term Investments (Cost $2,776,232,646)	$ 2,627,145,758
Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.8%
	Repurchase Agreements - 0.6%
$ 11,757,697	Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/2022 at 0.240%, due on 04/01/2022 with a maturity value of $11,757,775; collateralized by U.S. Treasury Note at 1.250%, maturing 05/31/2028, with a market value of $11,992,894		$ 11,757,697
	Securities Lending Collateral - 0.2%
3,567,616	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.25%(24)		3,567,616
426,412	Invesco Government & Agency Portfolio, Institutional Class, 0.26%(24)		426,412
			3,994,028
	Total Short-Term Investments (cost $15,751,725)		$ 15,751,725
	Total Investments (cost $2,791,984,371)	126.5%	$ 2,642,897,483
	Other Assets and Liabilities	(26.5)%	(553,549,246)
	Total Net Assets	100.0%	$ 2,089,348,237
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At March 31, 2022, the aggregate value of these securities was $632,955,874, representing 30.3% of net assets.
(2)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(3)	Variable rate securities; the rate reported is the coupon rate in effect at March 31, 2022. Base lending rates may be subject to a floor or cap.
(4)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(5)	Securities disclosed are interest-only strips.

53

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
March 31, 2022  (Unaudited)

(6)	Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At March 31, 2022, the aggregate value of these securities was $40,177,665, representing 1.9% of net assets.
(7)	Represents entire or partial securities on loan.
(8)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2022. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(9)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(10)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At March 31, 2022, the aggregate fair value of these securities are $81,097, which represented 0.0% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.
(11)	Investment valued using significant unobservable inputs.
(12)	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the "Prime Rate") and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of March 31, 2022.
(13)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.
(14)	This security, or a portion of this security, has unfunded loan commitments. As of March 31, 2022, the aggregate value of the unfunded commitment was $65,008, which represents to 0.0% of total net assets.
(15)	Securities disclosed are principal-only strips.
(16)	Security is a zero-coupon bond.
(17)	Represents or includes a TBA transaction.
(18)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(19)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of March 31, 2022, the market value of securities pledged was $8,987,668.
(20)	All, or a portion of the security, was pledged as collateral in connection with OTC swap contracts. As of March 31, 2022, the market value of securities pledged was $9,653,192.
(21)	All, or a portion of the security, was pledged as collateral in connection with centrally cleared swap contracts. As of March 31, 2022, the market value of securities pledged was $1,461,992.
(22)	Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $0 or 0.0% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
03/2011	KCA Deutag	206,275,142	$ 2,795,441	$ —

(23)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(24)	Current yield as of period end.

OTC Swaptions Outstanding at March 31, 2022
Description	Counter- party	Exercise Price/ FX Rate/Rate	Pay/ Receive Floating Rate	Expiration Date	Notional Amount		Market Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Written swaptions:
Call
CDX.NA.IG.S37.V1.5Y*	GSC	75.00%	Receive	04/20/2022	USD	(160,150,000)	$ (982,360)	$ (440,412)	$ (541,948)
CDX.NA.IG.S37.V1.5Y*	GSC	65.00%	Receive	04/20/2022	USD	(160,150,000)	(358,294)	(224,210)	(134,084)
							$ (1,340,654)	$ (664,622)	$ (676,032)
Put
CDX.NA.IG.S37.V1.5Y*	GSC	75.00%	Receive	04/20/2022	USD	(160,150,000)	$ (51,729)	$ (680,638)	$ 628,909
CDX.NA.IG.S37.V1.5Y*	GSC	65.00%	Receive	04/20/2022	USD	(160,150,000)	(129,513)	(313,894)	184,381
							$ (181,242)	$ (994,532)	$ 813,290
Total Written Option Contracts OTC swaption contracts							$ (1,521,896)	$ (1,659,154)	$ 137,258

*	Swaptions with forward premiums.

54

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
March 31, 2022  (Unaudited)

Futures Contracts Outstanding at March 31, 2022
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Treasury 2-Year Note Future	616	06/30/2022	$ 130,543,876	$ (1,446,654)
U.S. Treasury 5-Year Note Future	315	06/30/2022	36,126,562	(1,005,874)
U.S. Treasury 10-Year Note Future	196	06/21/2022	24,083,500	35,921
Total				$ (2,416,607)
Short position contracts:
Euro-BUND Future	439	06/08/2022	$ 77,052,221	$ 2,866,504
Euro-BUXL 30-Year Bond Future	68	06/08/2022	14,006,892	1,025,170
U.S. Treasury 10-Year Ultra Bond Future	815	06/21/2022	110,407,031	3,303,265
U.S. Treasury Long Bond Futures	587	06/21/2022	88,086,687	2,255,707
U.S. Treasury Ultra Bond Future	256	06/21/2022	45,344,000	1,579,101
Total				$ 11,029,747
Total futures contracts				$ 8,613,140

TBA Sale Commitments Outstanding at March 31, 2022
Description	Principal Amount	Maturity Date	Market Value†	Unrealized Appreciation/ (Depreciation)
FNMA, 3.00%	$ 400,000	04/18/2037	$ (402,875)	$ 2,078
FNMA, 3.50%	4,785,000	04/13/2052	(4,797,056)	51,308
GNMA, 4.00%	5,454,000	04/21/2052	(5,565,211)	49,853
UMBS, 4.00%	500,000	04/13/2052	(510,781)	9,863
UMBS, 5.00%	184,500	04/13/2052	(194,157)	4,699
UMBS, 5.50%	10,750,000	04/13/2052	(11,424,815)	101,201
UMBS, 6.00%	3,300,000	04/13/2052	(3,521,203)	24,235
Total TBA sale commitments (proceeds receivable $26,659,335)			$ (26,416,098)	$ 243,237
At March 31, 2022, the aggregate market value of TBA Sale Commitments represents (1.3)% of total net assets.

OTC Credit Default Swap Contracts Outstanding at March 31, 2022
Reference Entity	Counter- party	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Market Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
ABX.HE.AAA.07	GSC	USD	1,279,624	(0.09%)	08/25/2037	Monthly	$ 209,697	$ —	$ 55,342	$ (154,355)
ABX.HE.AAA.07	CSI	USD	3,110,516	(0.09%)	08/25/2037	Monthly	586,099	—	134,525	(451,574)
ABX.HE.PENAAA.06	MSC	USD	314,501	(0.11%)	05/25/2046	Monthly	27,622	—	23,030	(4,592)
ABX.HE.PENAAA.06	JPM	USD	717,983	(0.11%)	05/25/2046	Monthly	62,911	—	52,576	(10,335)
ABX.HE.PENAAA.06	GSC	USD	304,485	(0.11%)	05/25/2046	Monthly	70,612	—	22,297	(48,315)
Total							$ 956,941	$ —	$ 287,770	$ (669,171)
Sell protection:
ABX.HE.AAA.07	MSC	USD	1,279,624	0.09%	08/25/2037	Monthly	$ 9,396	$ —	$ (55,338)	$ (64,734)
ABX.HE.AAA.07	MSC	USD	3,110,514	0.09%	08/25/2037	Monthly	23,002	—	(134,515)	(157,517)
ABX.HE.PENAAA.06	BCLY	USD	1,327,197	0.11%	05/25/2046	Monthly	—	(30,215)	(97,181)	(66,966)
Total							$ 32,398	$ (30,215)	$ (287,034)	$ (289,217)
Total OTC credit default swap contracts							$ 989,339	$ (30,215)	$ 736	$ (958,388)

(1)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

55

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
March 31, 2022  (Unaudited)

Centrally Cleared Credit Default Swap Contracts Outstanding at March 31, 2022
Reference Entity	Notional Amount		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Cost Basis	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.EM.35.V1	USD	16,930,000	(1.00%)	06/20/2026	Quarterly	$ 438,238	$ 1,270,167	$ 831,929
Total centrally cleared credit default swap contracts						$ 438,238	$ 1,270,167	$ 831,929

Foreign Currency Contracts Outstanding at March 31, 2022
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
1,378,000	EUR	1,510,773	USD	NWM	06/15/2022	$ 18,179
1,783,000	EUR	1,966,585	USD	MSC	06/15/2022	11,732
414,000	EUR	454,865	USD	BOA	06/15/2022	4,487
1,931,000	EUR	2,143,382	USD	SCB	06/15/2022	(852)
8,632,352	USD	44,795,000	BRL	CBK	06/15/2022	(571,659)
4,853,525	USD	4,382,704	EUR	DEUT	04/29/2022	1,020
63,854,048	USD	56,981,000	EUR	DEUT	06/15/2022	631,112
2,960,802	USD	2,692,000	EUR	MSC	06/15/2022	(26,091)
9,588,880	USD	203,570,000	MXN	CBK	06/15/2022	(506,072)
Total foreign currency contracts						$ (438,144)
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
56

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
March 31, 2022  (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of March 31, 2022 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$ 490,117,232	$ —	$ 490,117,232	$ —
Corporate Bonds	638,661,010	—	638,661,010	—
Foreign Government Obligations	117,438,872	—	117,438,864	8
Municipal Bonds	29,112,795	—	29,112,795	—
Senior Floating Rate Interests	68,568,800	—	68,568,800	—
U.S. Government Agencies	846,188,168	—	846,188,168	—
U.S. Government Securities	435,098,335	—	435,098,335	—
Common Stocks
Diversified Financials	—	—	—	—
Energy	189,098	—	108,277	80,821
Preferred Stocks	1,771,180	1,771,180	—	—
Warrants	268	—	—	268
Short-Term Investments	15,751,725	3,994,028	11,757,697	—
Foreign Currency Contracts(2)	666,530	—	666,530	—
Futures Contracts(2)	11,065,668	11,065,668	—	—
Swaps - Credit Default(2)	831,929	—	831,929	—
Total	$ 2,655,461,610	$ 16,830,876	$ 2,638,549,637	$ 81,097
Liabilities
Foreign Currency Contracts(2)	$ (1,104,674)	$ —	$ (1,104,674)	$ —
Futures Contracts(2)	(2,452,528)	(2,452,528)	—	—
Swaps - Credit Default(2)	(958,388)	—	(958,388)	—
TBA Sale Commitments	(26,416,098)	—	(26,416,098)	—
Written Options	(1,521,896)	—	(1,521,896)	—
Total	$ (32,453,584)	$ (2,452,528)	$ (30,001,056)	$ —

(1)	For the period ended March 31, 2022, investments valued at $7,200,644 were transferred into Level 3 due to the unavailability of active market pricing. There were no transfers out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2022 is not presented.
57

Hartford Ultrashort Bond HLS Fund
Schedule of Investments
March 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 30.2%
	Asset-Backed - Automobile - 17.6%
	American Credit Acceptance Receivables Trust
$ 716,801	0.33%, 06/13/2025(1)	$ 713,330
104,016	0.35%, 05/13/2024(1)	103,974
338,814	0.37%, 10/15/2024(1)	338,184
2,454,242	0.45%, 09/15/2025(1)	2,435,518
2,900,009	0.99%, 12/15/2025(1)	2,882,107
896,240	2.19%, 03/13/2026(1)	896,672
	AmeriCredit Automobile Receivables Trust
703,731	0.26%, 11/18/2024	700,935
175,852	0.28%, 06/18/2024	175,518
440,498	0.42%, 03/18/2024	440,317
245,320	2.06%, 04/18/2024	245,536
	ARI Fleet Lease Trust
625,000	0.37%, 03/15/2030(1)	614,311
148,563	1.77%, 08/15/2028(1)	148,679
579,153	Avid Automobile Receivables Trust 0.61%, 01/15/2025(1)	575,304
	CarMax Auto Owner Trust
743,519	0.22%, 02/15/2024	742,503
1,343,842	0.29%, 09/16/2024	1,336,444
753,103	0.31%, 01/16/2024	752,303
503,236	2.18%, 08/15/2024	504,270
856,900	3.05%, 03/15/2024	860,137
	Carvana Auto Receivables Trust
437,049	0.28%, 03/11/2024	436,534
1,486,756	0.30%, 07/10/2024	1,481,986
211,950	0.32%, 03/10/2028	209,384
829,748	0.35%, 06/12/2028	818,259
1,399,928	0.38%, 01/10/2025	1,389,269
709,983	0.70%, 01/10/2028	686,960
1,530,000	0.82%, 04/10/2025	1,513,649
1,669,439	0.83%, 09/11/2028	1,644,680
	Chesapeake Funding LLC
949,555	0.63%, 04/15/2033, 1 mo. USD LIBOR + 0.230%(1)(2)	942,021
724,276	0.87%, 08/15/2032(1)	718,512
675,675	1.95%, 09/15/2031(1)	677,029
734,660	2.94%, 04/15/2031(1)	735,159
166,613	3.39%, 01/15/2031(1)	166,965
995,054	CIG Auto Receivables Trust 0.69%, 04/14/2025(1)	984,302
	CPS Auto Receivables Trust
806,780	0.33%, 07/15/2024(1)	804,166
460,720	0.37%, 03/17/2025(1)	458,882
2,666,184	0.61%, 10/15/2025(1)	2,632,666
1,272,635	0.98%, 04/16/2029(1)	1,262,711
2,154,674	Credit Acceptance Auto Loan Trust 2.38%, 11/15/2028(1)	2,158,649
	Drive Auto Receivables Trust
1,335,000	0.35%, 03/17/2025	1,323,479
246,499	0.36%, 05/15/2024	245,971
1,465,000	0.79%, 10/15/2025	1,437,139
	DT Auto Owner Trust
1,849,562	0.33%, 04/15/2025(1)	1,831,700
859,181	0.35%, 01/15/2025(1)	856,395
992,217	0.41%, 03/17/2025(1)	986,652
239,952	0.54%, 04/15/2024(1)	239,677
1,714,805	0.56%, 09/15/2025(1)	1,697,952
931,000	2.29%, 11/17/2025(1)	931,072
	Enterprise Fleet Financing LLC
1,295,000	0.48%, 05/20/2027(1)	1,256,258
839,386	1.78%, 12/22/2025(1)	838,941
1,687,375	2.06%, 05/20/2025(1)	1,688,395
415,590	2.29%, 02/20/2025(1)	416,444
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 30.2% - (continued)
	Asset-Backed - Automobile - 17.6% - (continued)
$ 53,408	2.98%, 10/20/2024(1)	$ 53,460
569,185	Enterprise Fleet Funding LLC 0.44%, 12/21/2026(1)	557,174
	Exeter Automobile Receivables Trust
1,185,000	0.30%, 10/15/2024	1,182,179
1,230,000	0.35%, 02/18/2025	1,220,755
2,255,000	1.15%, 06/17/2024	2,245,374
947,175	FHF Trust 0.83%, 12/15/2026(1)	921,246
	First Investors Auto Owner Trust
2,333,807	0.45%, 03/16/2026(1)	2,313,546
2,609,336	0.48%, 03/15/2027(1)	2,556,184
3,382,461	2.03%, 01/15/2027(1)	3,347,875
	Flagship Credit Auto Trust
1,149,295	0.31%, 06/16/2025(1)	1,141,095
1,675,686	0.36%, 07/15/2027(1)	1,640,097
1,858,258	0.37%, 12/15/2026(1)	1,833,297
1,341,064	0.53%, 04/15/2025(1)	1,334,727
124,495	0.70%, 04/15/2025(1)	123,993
2,771,555	0.81%, 07/17/2026(1)	2,708,608
118,257	1.90%, 08/15/2024(1)	118,254
	Ford Credit Auto Owner Trust
603,017	0.17%, 10/15/2023	601,769
570,857	0.25%, 09/15/2023	570,057
1,500,000	2.36%, 03/15/2029(1)	1,505,001
	Foursight Capital Automobile Receivables Trust
486,917	0.40%, 08/15/2024(1)	484,863
920,467	0.40%, 04/15/2025(1)	912,462
525,000	1.15%, 09/15/2025(1)	517,615
	GLS Auto Receivables Issuer Trust
639,979	0.31%, 11/15/2024(1)	635,884
558,304	0.34%, 05/15/2024(1)	557,709
2,324,511	0.42%, 01/15/2025(1)	2,301,462
81,776	0.52%, 02/15/2024(1)	81,746
2,938,970	0.84%, 07/15/2025(1)	2,911,537
384,496	GM Financial Automobile Leasing Trust 0.45%, 08/21/2023	383,453
	GM Financial Consumer Automobile Receivables Trust
503,457	0.23%, 11/16/2023	502,735
740,159	0.27%, 06/17/2024	737,754
	GM Financial Leasing Trust
248,986	0.17%, 04/20/2023	248,695
548,826	0.22%, 07/20/2023	547,264
88,166	Honda Auto Receivables Owner Trust 0.27%, 02/21/2023	88,132
	Hyundai Auto Lease Securitization Trust
726,596	0.25%, 04/17/2023(1)	725,637
2,035,000	0.81%, 04/15/2024(1)	2,010,643
	Hyundai Auto Receivables Trust
516,426	0.23%, 02/15/2024	514,574
380,486	0.26%, 09/15/2023	380,125
	Mercedes-Benz Auto Lease Trust
1,769,959	0.22%, 01/16/2024	1,761,267
14,570	0.31%, 02/15/2023	14,564
341,340	Santander Consumer Auto Receivables Trust 0.23%, 11/15/2023(1)	341,044
	Santander Drive Auto Receivables Trust
104,592	0.28%, 04/15/2024	104,555
269,362	0.29%, 05/15/2024	268,969
995,000	0.33%, 03/17/2025	989,823
585,000	0.34%, 02/18/2025	583,061
2,925,000	1.36%, 12/16/2024	2,903,048
	Santander Retail Auto Lease Trust
1,410,031	0.31%, 01/22/2024(1)	1,399,234

58

Hartford Ultrashort Bond HLS Fund
Schedule of Investments – (continued)
March 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 30.2% - (continued)
	Asset-Backed - Automobile - 17.6% - (continued)
$ 1,471,094	0.32%, 02/20/2024(1)	$ 1,458,941
1,127,523	0.42%, 11/20/2023(1)	1,123,946
1,260,000	0.97%, 03/20/2025(1)	1,236,050
	Tesla Auto Lease Trust
1,290,197	0.36%, 03/20/2025(1)	1,275,686
1,535,000	0.36%, 09/22/2025(1)	1,528,547
49,613	0.55%, 05/22/2023(1)	49,592
101,453	Toyota Auto Receivables Owner Trust 0.23%, 05/15/2023	101,414
1,803,891	Toyota Lease Owner Trust 0.25%, 03/20/2024(1)	1,784,440
	United Auto Credit Securitization Trust
121,285	0.34%, 07/10/2023(1)	121,208
1,325,210	1.11%, 07/10/2024(1)	1,321,726
1,707,805	Volkswagen Auto Lease Trust 0.27%, 04/20/2023	1,705,437
	Westlake Automobile Receivables Trust
1,392,118	0.32%, 04/15/2025(1)	1,380,388
1,941,480	0.39%, 10/15/2024(1)	1,929,103
1,994,511	0.56%, 05/15/2024(1)	1,989,735
261,076	0.93%, 02/15/2024(1)	260,995
3,575,000	0.95%, 06/16/2025(1)	3,500,435
460,730	Wheels SPV 2 LLC 0.51%, 08/20/2029(1)	456,367
261,405	World Omni Auto Receivables Trust 0.35%, 12/15/2023	261,202
	World Omni Automobile Lease Securitization Trust
2,388,705	0.21%, 04/15/2024	2,371,727
228,926	0.32%, 09/15/2023	228,583
23,278	World Omni Select Auto Trust 0.47%, 06/17/2024	23,270
		120,929,238
	Asset-Backed - Credit Card - 0.2%
1,150,000	Evergreen Credit Card Trust 1.90%, 09/15/2024(1)	1,152,114
	Asset-Backed - Finance & Insurance - 3.2%
552,740	BWAY Mortgage Trust 2.81%, 03/10/2033(1)	548,055
2,997,389	Credit Acceptance Auto Loan Trust 2.01%, 02/15/2029(1)	2,996,793
	DLL LLC
1,238,017	0.35%, 09/20/2024(1)	1,222,995
2,733,504	0.36%, 05/17/2024(1)	2,715,841
1,935,000	Dllmt 2021-1 LLC 0.60%, 03/20/2024(1)	1,914,441
1,383,970	Donlen Fleet Lease Funding LLC 0.56%, 12/11/2034(1)	1,357,703
92,746	Ellington Financial Mortgage Trust 2.74%, 11/25/2059(1)(3)	91,273
602,177	FCI Funding LLC 1.13%, 04/15/2033(1)	588,122
218,659	GM Financial Consumer Automobile Receivables Trust 0.26%, 11/16/2023	218,514
742,000	GMF Floorplan Owner Revolving Trust 2.70%, 04/15/2024(1)	742,416
	Kubota Credit Owner Trust
1,410,000	0.26%, 06/17/2024(1)	1,393,042
1,479,098	0.31%, 04/15/2024(1)	1,467,898
138,120	0.41%, 06/15/2023(1)	137,995
	MMAF Equipment Finance LLC
943,479	0.30%, 04/15/2024(1)	938,136
334,684	0.38%, 08/14/2023(1)	333,052
	Verizon Owner Trust
4,000,000	0.41%, 04/21/2025	3,922,549
650,838	2.33%, 12/20/2023	652,518
40,831	2.93%, 09/20/2023	40,955
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 30.2% - (continued)
	Asset-Backed - Finance & Insurance - 3.2% - (continued)
	Volvo Financial Equipment LLC
$ 98,491	0.37%, 04/17/2023(1)	$ 98,428
382,717	2.04%, 11/15/2023(1)	383,432
		21,764,158
	Commercial Mortgage-Backed Securities - 0.1%
785,000	Morgan Stanley Bank of America Merrill Lynch Trust 3.79%, 08/15/2045	785,569
	Other Asset-Backed Securities - 4.7%
1,352,308	Amur Equipment Finance Receivables LLC 0.75%, 11/20/2026(1)	1,325,731
1,090,000	Atalaya Equipment Leasing Trust 1.23%, 05/15/2026(1)	1,069,370
2,727,184	BHG Securitization Trust 1.71%, 02/20/2035(1)	2,679,384
	CCG Receivables Trust
774,593	0.30%, 06/14/2027(1)	760,012
1,230,000	0.54%, 03/14/2029(1)	1,197,424
1,107,475	CNH Equipment Trust 0.22%, 08/15/2024	1,102,190
954,578	Crossroads Asset Trust 0.82%, 03/20/2024(1)	948,174
	Dell Equipment Finance Trust
707,224	0.33%, 05/22/2026(1)	703,464
710,000	0.33%, 12/22/2026(1)	701,106
870,659	Dext ABS 2021-1 LLC 1.12%, 02/15/2028(1)	851,664
543,587	FREED ABS Trust 0.94%, 03/19/2029(1)	539,738
	GreatAmerica Leasing Receivables Funding LLC
2,349,892	0.27%, 06/15/2023(1)	2,340,859
1,680,000	0.38%, 03/15/2024(1)	1,652,057
	HPEFS Equipment Trust
720,428	0.27%, 03/20/2031(1)	717,645
1,335,779	0.30%, 09/20/2028(1)	1,327,567
1,400,000	1.02%, 05/21/2029(1)	1,383,586
	Marlette Funding Trust
504,468	0.51%, 09/15/2031(1)	499,687
190,337	0.60%, 06/16/2031(1)	189,572
3,500,000	1.36%, 04/15/2032(1)	3,476,508
	New York City, NY Tax Lien
3,500,000	2.10%, 11/10/2034(1)	3,466,555
248,609	2.19%, 11/10/2032(1)	243,048
1,040,000	PFS Financing Corp. 1.21%, 06/15/2024(1)	1,039,397
	SCF Equipment Leasing
996,867	0.42%, 08/20/2026(1)	993,418
2,760,000	2.06%, 02/22/2028(1)	2,715,824
	SoFi Consumer Loan Program Trust
401,867	0.49%, 09/25/2030(1)	394,457
54,837	2.02%, 01/25/2029(1)	54,864
		32,373,301
	Packaging & Containers - 0.1%
863,675	Tricolor Auto Securitization Trust 0.74%, 04/15/2024(1)	861,049
	Whole Loan Collateral CMO - 4.3%
882,632	Angel Oak Mortgage Trust 2.53%, 01/26/2065(1)(3)	878,494
	Angel Oak Mortgage Trust LLC
167,281	2.99%, 07/26/2049(1)(3)	166,993
342,100	3.92%, 11/25/2048(1)(3)	342,241
	BRAVO Residential Funding Trust
533,474	0.94%, 02/25/2049(1)(3)	502,771
932,348	0.97%, 03/25/2060(1)(3)	912,188
1,855,224	1.70%, 04/25/2060(1)(3)	1,811,006
437,750	Bunker Hill Loan Depositary Trust 2.72%, 11/25/2059(1)(4)	433,657

59

Hartford Ultrashort Bond HLS Fund
Schedule of Investments – (continued)
March 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 30.2% - (continued)
	Whole Loan Collateral CMO - 4.3% - (continued)
	COLT Mortgage Loan Trust
$ 2,048,530	1.11%, 10/25/2066(1)(3)	$ 1,905,901
567,374	1.33%, 10/26/2065(1)(3)	566,164
2,391,654	1.40%, 10/25/2066(1)(3)	2,261,626
182,456	1.51%, 04/27/2065(1)(3)	181,827
1,357,233	1.73%, 11/26/2066(1)(3)	1,309,405
1,878,709	CSMC Trust 2.57%, 07/25/2049(1)(4)	1,834,388
534,163	Ellington Financial Mortgage Trust 0.93%, 06/25/2066(1)(3)	499,649
	GCAT Trust
3,436,786	1.26%, 07/25/2066(1)(3)	3,327,022
918,263	1.92%, 08/25/2066(1)(3)	891,994
	MFA Trust
541,850	1.01%, 01/26/2065(1)(3)	529,495
750,283	1.03%, 11/25/2064(1)(3)	709,735
	New Residential Mortgage Loan Trust
1,887,758	1.16%, 11/27/2056(1)(3)	1,800,313
589,032	4.00%, 08/27/2057(1)(3)	592,787
50,300	OBX Trust 1.11%, 06/25/2057, 1 mo. USD LIBOR + 0.650%(1)(2)	49,677
204,737	Residential Mortgage Loan Trust 2.38%, 01/26/2060(1)(3)	199,256
2,322,916	SG Residential Mortgage Trust 1.16%, 07/25/2061(1)(3)	2,242,141
148,992	Starwood Mortgage Residential Trust 2.28%, 02/25/2050(1)(3)	147,883
461,748	Starwood Residential Mortgage Trust 0.94%, 05/25/2065(1)(3)	447,540
	Towd Point Mortgage Trust
379,276	1.06%, 02/25/2057, 1 mo. USD LIBOR + 0.600%(1)(2)	377,859
2,026,740	2.16%, 01/25/2052(1)(3)	2,016,686
719,401	2.75%, 06/25/2057(1)(3)	714,231
	Verus Securitization Trust
1,491,423	1.63%, 10/25/2066(1)(3)	1,424,430
256,686	2.64%, 11/25/2059(1)(4)	256,415
458,863	2.69%, 11/25/2059(1)(3)	458,351
152,926	2.78%, 07/25/2059(1)(4)	152,965
		29,945,090
	Total Asset & Commercial Mortgage-Backed Securities (cost $210,711,900)	$ 207,810,519
CORPORATE BONDS - 32.8%
	Agriculture - 0.1%
675,000	Cargill, Inc. 1.38%, 07/23/2023(1)	$ 666,928
	Apparel - 0.1%
775,000	VF Corp. 2.05%, 04/23/2022	775,327
	Auto Manufacturers - 2.3%
2,050,000	American Honda Finance Corp. 0.40%, 10/21/2022	2,038,522
	General Motors Financial Co., Inc.
1,500,000	0.74%, 10/15/2024, 1 mo. USD SOFR + 0.620%(2)	1,476,148
1,000,000	3.55%, 07/08/2022	1,005,094
485,000	PACCAR Financial Corp. 0.80%, 06/08/2023	477,305
	Toyota Motor Credit Corp.
1,650,000	0.35%, 10/14/2022	1,639,914
1,500,000	0.42%, 04/06/2023, 1 mo. USD SOFR + 0.320%(2)	1,500,780
2,000,000	0.43%, 01/11/2024, 1 mo. USD SOFR + 0.330%(2)(5)	1,992,111
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 32.8% - (continued)
	Auto Manufacturers - 2.3% - (continued)
$ 2,000,000	0.62%, 06/13/2023, 1 mo. USD SOFR + 0.350%(2)	$ 1,996,146
1,525,000	1.15%, 05/26/2022	1,524,625
	Volkswagen Group of America Finance LLC
1,600,000	0.75%, 11/23/2022(1)	1,586,206
750,000	3.13%, 05/12/2023(1)	755,406
		15,992,257
	Beverages - 0.6%
2,275,000	Coca-Cola European Partners plc 0.50%, 05/05/2023(1)	2,225,842
1,750,000	JDE Peet's N.V. 0.80%, 09/24/2024(1)	1,643,548
		3,869,390
	Biotechnology - 0.3%
2,250,000	Royalty Pharma plc 0.75%, 09/02/2023	2,185,613
	Chemicals - 0.3%
430,000	International Flavors & Fragrances, Inc. 0.70%, 09/15/2022(1)	427,941
1,914,000	PPG Industries, Inc. 3.20%, 03/15/2023	1,931,302
		2,359,243
	Commercial Banks - 13.5%
1,750,000	ANZ New Zealand Int'l Ltd. 0.81%, 02/18/2025, 1 mo. USD SOFR + 0.600%(1)(2)	1,747,171
	Bank of America Corp.
1,250,000	0.81%, 10/24/2024, (0.81% fixed rate until 10/24/2023; 1 mo. USD SOFR + 0.740% thereafter)(6)	1,209,336
1,700,000	0.81%, 02/04/2025, 1 mo. USD SOFR + 0.660%(2)	1,692,112
1,525,000	0.83%, 04/22/2025, 1 mo. USD SOFR + 0.690%(2)	1,515,925
1,875,000	0.91%, 05/28/2024, 3 mo. USD BSBY3M + 0.430%(2)	1,872,131
	Bank of Montreal
2,200,000	0.40%, 09/15/2023	2,135,753
2,200,000	0.52%, 09/15/2023, 1 mo. USD SOFR + 0.265%(2)	2,186,960
	Bank of New York Mellon Corp.
750,000	0.40%, 04/26/2024, 1 mo. USD SOFR + 0.260%(2)	747,170
640,000	1.95%, 08/23/2022(5)	641,489
	Bank of Nova Scotia
3,675,000	0.53%, 07/31/2024, 1 mo. USD SOFR + 0.380%(2)	3,647,517
1,400,000	2.44%, 03/11/2024	1,394,681
675,000	Barclays Bank plc 1.70%, 05/12/2022	675,351
3,518,000	BPCE S.A. 3.00%, 05/22/2022(1)	3,524,870
900,000	Canadian Imperial Bank of Commerce 1.07%, 03/17/2023, 1 mo. USD SOFR + 0.800%(2)	901,800
350,000	Capital One NA 2.15%, 09/06/2022	351,017
	Citigroup, Inc.
1,400,000	0.83%, 01/25/2026, 1 mo. USD SOFR + 0.690%(2)(5)	1,377,306
2,300,000	2.70%, 10/27/2022	2,312,601
1,550,000	Cooperatieve Rabobank UA 0.41%, 01/12/2024, 1 mo. USD SOFR + 0.300%(2)	1,546,130
3,675,000	Credit Suisse AG 0.56%, 08/09/2023, 1 mo. USD SOFR + 0.380%(2)	3,661,890
2,525,000	Deutsche Bank AG 0.67%, 11/08/2023, 1 mo. USD SOFR + 0.500%(2)	2,508,813
1,350,000	DNB Bank ASA 2.97%, 03/28/2025	1,349,636
750,000	Fifth Third Bancorp 1.63%, 05/05/2023	743,608
705,000	Fifth Third Bank NA 1.80%, 01/30/2023	704,964

60

Hartford Ultrashort Bond HLS Fund
Schedule of Investments – (continued)
March 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 32.8% - (continued)
	Commercial Banks - 13.5% - (continued)
	Goldman Sachs Group, Inc.
$ 1,765,000	0.63%, 11/17/2023, (0.63% fixed rate until 11/17/2022; 1 mo. USD SOFR + 0.538% thereafter)(6)	$ 1,742,968
1,500,000	0.75%, 09/10/2024, 3 mo. USD SOFR + 0.500%(2)	1,483,983
1,425,000	1.22%, 12/06/2023	1,391,423
1,425,000	HSBC Holdings plc 0.78%, 11/22/2024, 1 mo. USD SOFR + 0.580%(2)	1,410,592
525,000	Huntington National Bank 1.80%, 02/03/2023	523,408
	JP Morgan Chase & Co.
2,000,000	0.76%, 06/01/2025, 1 mo. USD SOFR + 0.535%(2)	1,980,230
1,900,000	0.85%, 03/16/2024, 3 mo. USD SOFR + 0.580%(2)	1,894,137
	KeyBank NA
1,250,000	0.59%, 06/14/2024, 1 mo. USD SOFR + 0.320%(2)	1,240,925
2,000,000	0.61%, 01/03/2024, 1 mo. USD SOFR + 0.340%(2)	1,991,145
1,350,000	1.25%, 03/10/2023	1,339,086
1,150,000	Macquarie Bank Ltd. 0.44%, 12/16/2022(1)	1,138,468
1,500,000	Macquarie Group Ltd. 0.83%, 10/14/2025, 1 mo. USD SOFR + 0.710%(1)(2)	1,489,266
1,100,000	Mizuho Financial Group, Inc. 1.13%, 05/25/2024, 3 mo. USD LIBOR + 0.630%(2)	1,099,643
	Morgan Stanley
1,125,000	0.73%, 04/05/2024, (0.73% fixed rate until 04/05/2023; 1 mo. USD SOFR + 0.616% thereafter)(6)	1,102,225
750,000	0.77%, 01/24/2025, 1 mo. USD SOFR + 0.625%(2)	746,633
4,190,000	2.75%, 05/19/2022	4,197,307
1,025,000	4.88%, 11/01/2022	1,042,437
	National Australia Bank Ltd.
1,400,000	0.49%, 01/12/2025, 1 mo. USD SOFR + 0.380%(1)(2)	1,392,223
675,000	1.88%, 12/13/2022	675,575
	National Bank of Canada
3,725,000	0.66%, 08/06/2024, 1 mo. USD SOFR + 0.490%(2)	3,697,966
875,000	0.90%, 08/15/2023, (0.90% fixed rate until 08/15/2022; 12 mo. USD CMT + 0.770% thereafter)(6)	869,840
1,290,000	NatWest Markets plc 0.72%, 08/12/2024, 1 mo. USD SOFR + 0.530%(1)(2)	1,272,756
875,000	Nordea Bank Abp 1.00%, 06/09/2023(1)	857,790
	Royal Bank of Canada
1,925,000	0.42%, 01/19/2024, 1 mo. USD SOFR + 0.300%(2)	1,912,853
1,475,000	0.44%, 10/07/2024, 1 mo. USD SOFR + 0.340%(2)	1,460,778
2,200,000	Sumitomo Mitsui Trust Bank Ltd. 0.70%, 09/16/2024, 1 mo. USD SOFR + 0.440%(1)(2)	2,190,276
	Toronto-Dominion Bank
2,700,000	0.34%, 01/06/2023, 1 mo. USD SOFR + 0.240%(2)	2,695,287
2,200,000	0.60%, 09/10/2024, 1 mo. USD SOFR + 0.350%(2)	2,180,711
675,000	0.63%, 01/27/2023, 1 mo. USD SOFR + 0.480%(2)	675,007
750,000	0.72%, 09/28/2023, 1 mo. USD SOFR + 0.450%(2)	747,204
1,000,000	2.35%, 03/08/2024(5)	994,620
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 32.8% - (continued)
	Commercial Banks - 13.5% - (continued)
$ 1,500,000	Truist Financial Corp. 0.65%, 06/09/2025, 1 mo. USD SOFR + 0.400%(2)	$ 1,488,570
	UBS AG
1,875,000	0.54%, 06/01/2023, 1 mo. USD SOFR + 0.320%(1)(2)	1,868,818
1,400,000	0.58%, 01/13/2025, 1 mo. USD SOFR + 0.470%(1)(2)	1,385,635
2,200,000	0.63%, 08/09/2024, 1 mo. USD SOFR + 0.450%(1)(2)	2,188,105
		92,816,121
	Construction Materials - 0.1%
1,030,000	Martin Marietta Materials, Inc. 0.65%, 07/15/2023	1,006,017
	Diversified Financial Services - 0.2%
785,000	AIG Global Funding 0.80%, 07/07/2023(1)	767,946
805,000	Nasdaq, Inc. 0.45%, 12/21/2022	795,914
		1,563,860
	Electric - 3.0%
2,400,000	Cleco Power LLC 1.33%, 06/15/2023, 3 mo. USD LIBOR + 0.500%(1)(2)	2,399,360
445,000	Consumers Energy Co. 0.35%, 06/01/2023	433,824
2,400,000	DTE Energy Co. 0.55%, 11/01/2022	2,382,266
825,000	Duke Energy Corp. 0.50%, 06/10/2023, 1 mo. USD SOFR + 0.250%(2)(5)	822,527
2,275,000	Florida Power & Light Co. 0.43%, 05/10/2023, 1 mo. USD SOFR + 0.250%(2)	2,269,165
1,520,000	Mississippi Power Co. 0.57%, 06/28/2024, 1 mo. USD SOFR + 0.300%(2)	1,506,397
1,400,000	National Rural Utilities Cooperative Finance Corp. 0.57%, 08/07/2023, 1 mo. USD SOFR + 0.400%(2)	1,399,390
	NextEra Energy Capital Holdings, Inc.
2,675,000	0.75%, 02/22/2023, 3 mo. USD LIBOR + 0.270%(2)	2,665,672
1,085,000	0.76%, 03/01/2023, 1 mo. USD SOFR + 0.540%(2)	1,083,880
780,000	Oklahoma Gas and Electric Co. 0.55%, 05/26/2023	763,518
1,400,000	Pacific Gas and Electric Co. 3.25%, 02/16/2024	1,394,441
2,115,000	PPL Electric Utilities Corp. 0.60%, 06/24/2024, 1 mo. USD SOFR + 0.330%(2)	2,102,166
1,500,000	Southern California Edison Co. 0.70%, 12/02/2022, 1 mo. USD SOFR + 0.470%(2)	1,500,204
		20,722,810
	Electronics - 0.2%
	Honeywell International, Inc.
200,000	0.48%, 08/19/2022	199,404
1,000,000	2.15%, 08/08/2022	1,002,685
		1,202,089
	Entertainment - 0.4%
3,035,000	Magallanes, Inc. 3.43%, 03/15/2024(1)	3,054,786
	Food - 0.6%
1,475,000	Conagra Brands, Inc. 0.50%, 08/11/2023	1,428,538
1,750,000	Mondelez International Holdings Netherlands B.V. 2.13%, 09/19/2022(1)	1,752,128
1,155,000	Mondelez International, Inc. 2.13%, 03/17/2024(5)	1,147,341
		4,328,007

61

Hartford Ultrashort Bond HLS Fund
Schedule of Investments – (continued)
March 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 32.8% - (continued)
	Gas - 0.5%
$ 1,826,000	CenterPoint Energy, Inc. 1.00%, 03/02/2023, 3 mo. USD LIBOR + 0.500%(2)	$ 1,820,361
1,325,000	ONE Gas, Inc. 1.36%, 03/11/2023, 3 mo. USD LIBOR + 0.610%(2)	1,323,270
		3,143,631
	Healthcare - Products - 0.6%
2,600,000	PerkinElmer, Inc. 0.55%, 09/15/2023	2,526,034
1,215,000	Stryker Corp. 0.60%, 12/01/2023	1,179,180
680,000	Thermo Fisher Scientific, Inc. 0.65%, 10/18/2024, 1 mo. USD SOFR + 0.530%(2)(5)	678,759
		4,383,973
	Healthcare - Services - 0.4%
1,945,000	Humana, Inc. 0.65%, 08/03/2023	1,898,468
820,000	UnitedHealth Group, Inc. 0.55%, 05/15/2024	786,141
		2,684,609
	Insurance - 3.8%
	Athene Global Funding
3,500,000	0.76%, 08/19/2024, 1 mo. USD SOFR + 0.560%(1)(2)	3,442,970
2,620,000	0.91%, 05/24/2024, 1 mo. USD SOFR + 0.700%(1)(2)	2,587,075
	Brighthouse Financial Global Funding
1,625,000	0.87%, 04/12/2024, 3 mo. USD SOFR + 0.760%(1)(2)	1,628,560
1,500,000	1.20%, 12/15/2023(1)	1,457,321
705,000	Corebridge Financial, Inc. 3.50%, 04/04/2025	704,443
2,650,000	Equitable Financial Life Global Funding 0.49%, 04/06/2023, 1 mo. USD SOFR + 0.390%(1)(2)	2,644,832
1,425,000	Jackson Financial, Inc. 1.13%, 11/22/2023(1)	1,382,944
	MassMutual Global Funding II
1,550,000	0.47%, 04/12/2024, 1 mo. USD SOFR + 0.360%(1)(2)	1,545,592
848,000	0.85%, 06/09/2023(1)	833,472
950,000	2.25%, 07/01/2022(1)	952,412
2,500,000	Metropolitan Life Global Funding I 3.00%, 01/10/2023(1)	2,521,897
875,000	New York Life Global Funding 1.10%, 05/05/2023(1)	864,171
650,000	Pacific Life Global Funding II 0.50%, 09/23/2023(1)(5)	631,538
645,000	Principal Life Global Funding 0.56%, 04/12/2024, 1 mo. USD SOFR + 0.450%(1)(2)(5)	643,664
2,500,000	Principal Life Global Funding II 0.60%, 08/23/2024, 1 mo. USD SOFR + 0.380%(1)(2)	2,473,725
	Protective Life Global Funding
420,000	1.08%, 06/09/2023(1)	413,004
1,375,000	3.22%, 03/28/2025(1)	1,374,202
		26,101,822
	IT Services - 0.1%
875,000	Apple, Inc. 0.75%, 05/11/2023	864,107
	Machinery - Construction & Mining - 0.2%
1,100,000	Caterpillar Financial Services Corp. 0.53%, 09/13/2024, 1 mo. USD SOFR + 0.270%(2)	1,095,413
	Miscellaneous Manufacturing - 0.3%
645,000	Carlisle Cos., Inc. 0.55%, 09/01/2023	625,160
1,090,000	Siemens Financieringsmaatschappij N.V. 0.40%, 03/11/2023(1)	1,073,479
		1,698,639
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 32.8% - (continued)
	Oil & Gas - 0.7%
$ 1,125,000	Chevron USA, Inc. 0.33%, 08/12/2022	$ 1,121,013
2,425,000	ConocoPhillips Co. 2.13%, 03/08/2024	2,404,444
1,300,000	Pioneer Natural Resources Co. 0.55%, 05/15/2023	1,271,602
		4,797,059
	Pharmaceuticals - 1.7%
1,690,000	AmerisourceBergen Corp. 0.74%, 03/15/2023	1,664,938
3,000,000	AstraZeneca plc 0.30%, 05/26/2023	2,937,284
1,323,000	Bristol-Myers Squibb Co. 3.25%, 02/20/2023	1,339,347
4,000,000	GlaxoSmithKline Capital plc 2.88%, 06/01/2022(5)	4,005,561
1,940,000	GSK Consumer Healthcare Co. 3.02%, 03/24/2024	1,940,229
		11,887,359
	Pipelines - 0.5%
2,100,000	Enbridge, Inc. 0.83%, 02/16/2024, 1 mo. USD SOFR + 0.630%(2)	2,099,481
1,015,000	Southern Natural Gas Co. LLC 0.63%, 04/28/2023(1)	994,936
		3,094,417
	Real Estate Investment Trusts - 0.5%
1,220,000	Public Storage 0.61%, 04/23/2024, 1 mo. USD SOFR + 0.470%(2)	1,219,722
2,100,000	Simon Property Group L.P. 0.53%, 01/11/2024, 1 mo. USD SOFR + 0.430%(2)	2,098,053
		3,317,775
	Retail - 0.5%
1,620,000	7-Eleven, Inc. 0.63%, 02/10/2023(1)	1,594,852
435,000	Home Depot, Inc. 2.70%, 04/15/2025	434,656
1,290,000	Starbucks Corp. 0.61%, 02/14/2024, 1 mo. USD SOFR + 0.420%(2)	1,291,380
		3,320,888
	Semiconductors - 0.6%
1,120,000	Analog Devices, Inc. 0.52%, 10/01/2024, 1 mo. USD SOFR + 0.250%(2)	1,115,987
1,035,000	Qorvo, Inc. 1.75%, 12/15/2024(1)	987,255
2,285,000	Skyworks Solutions, Inc. 0.90%, 06/01/2023	2,234,962
		4,338,204
	Software - 0.3%
1,525,000	Fidelity National Information Services, Inc. 0.38%, 03/01/2023	1,497,693
295,000	Roper Technologies, Inc. 0.45%, 08/15/2022	293,721
		1,791,414
	Telecommunications - 0.4%
1,000,000	AT&T, Inc. 0.91%, 03/25/2024, 3 mo. USD SOFR + 0.640%(2)	999,996
1,525,000	NTT Finance Corp. 0.37%, 03/03/2023(1)	1,502,180
		2,502,176
	Total Corporate Bonds (cost $227,539,893)	$ 225,563,934
MUNICIPAL BONDS - 0.3%
	Tobacco - 0.2%
1,260,000	Golden State, CA, Tobacco Securitization Corp. 0.50%, 06/01/2022	$ 1,258,648

62

Hartford Ultrashort Bond HLS Fund
Schedule of Investments – (continued)
March 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 0.3% - (continued)
	Utilities - 0.1%
$ 1,085,000	Long Island, NY, Power Auth 0.36%, 03/01/2023	$ 1,069,652
	Total Municipal Bonds (cost $2,345,000)	$ 2,328,300
U.S. GOVERNMENT AGENCIES - 0.7%
	Mortgage-Backed Agencies - 0.7%
	FHLMC - 0.4%
1,140,460	1.00%, 05/15/2041	$ 1,091,615
793,462	1.75%, 04/15/2027	784,487
176,852	3.00%, 05/15/2043	177,949
60,212	3.50%, 05/15/2042	60,522
187,765	3.50%, 11/15/2042	187,527
160,922	3.50%, 05/15/2044	161,054
		2,463,154
	FNMA - 0.2%
859,501	1.75%, 09/25/2041	843,669
144,858	3.00%, 07/25/2041	145,396
166,711	3.00%, 08/25/2041	167,332
		1,156,397
	GNMA - 0.1%
505,319	1.70%, 10/20/2045	505,712
583,217	2.50%, 09/20/2046	578,200
		1,083,912
	Total U.S. Government Agencies (cost $4,836,101)	$ 4,703,463
U.S. GOVERNMENT SECURITIES - 5.6%
	Other Direct Federal Obligations - 0.9%
	FHLB - 0.9%
6,000,000	0.25%, 06/03/2022	$ 5,996,581
	U.S. Treasury Securities - 4.7%
	U.S. Treasury Notes - 4.7%
7,250,000	0.13%, 01/31/2023	7,165,039
25,000,000	1.88%, 08/31/2022	25,101,563
	Total U.S. Government Securities (cost $38,417,086)	$ 38,263,183
	Total Long-Term Investments (Cost $483,849,980)	$ 478,669,399
SHORT-TERM INVESTMENTS - 30.9%
	Commercial Paper - 2.0%
	AT&T, Inc.
800,000	0.50%, 05/17/2022(7)	$ 799,489
1,000,000	0.51%, 04/11/2022(7)	999,847
1,500,000	BASF Aktiengesellsch 1.05%, 06/02/2022(7)	1,497,682
2,250,000	Credit Suisse NY 0.17%, 04/08/2022(7)	2,249,917
3,645,000	HSBC USA, Inc. 0.25%, 06/10/2022(7)	3,638,652
2,000,000	Societe Generale S.A. 0.90%, 05/31/2022(7)	1,997,431
2,735,000	Standard Chartered Bank 0.24%, 10/06/2022(7)	2,713,333
		13,896,351
	Foreign Government Obligations - 4.2%
4,000,000	Bank of Nova Scotia 0.23%, 04/07/2022	4,000,000
2,100,000	Barclays Bank plc 1.00%, 02/03/2023	2,100,000
2,500,000	Canadian Imperial Bank of Commerce 0.23%, 04/08/2022	2,500,000
3,000,000	Commonwealth Bank of Australia 0.47%, 01/20/2023, 1 mo. USD SOFR + 0.200%(2)	2,993,510
4,000,000	Macquarie Bank Ltd. 0.48%, 06/21/2022, 1 mo. USD SOFR + 0.200%(1)(2)	4,000,000
Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 30.9% - (continued)
	Foreign Government Obligations - 4.2% - (continued)
$ 3,000,000	Mizuho Bank Ltd. 0.43%, 07/25/2022, 1 mo. USD SOFR + 0.160%(2)		$ 2,996,805
1,500,000	National Bank of Canada 0.49%, 01/24/2023, 1 mo. USD SOFR + 0.220%(1)(2)		1,496,958
3,500,000	Nordea Bank Abp 0.44%, 11/28/2022, 1 mo. USD SOFR + 0.170%(2)		3,493,688
1,500,000	Sumitomo Mitsui Trust NY 0.94%, 06/28/2022		1,496,470
3,650,000	Westpac Banking Corp. 0.40%, 09/06/2022, 1 mo. USD SOFR + 0.130%(2)		3,646,444
			28,723,875
	Repurchase Agreements - 0.3%
2,200,861	Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/2022 at 0.240%, due on 04/01/2022 with a maturity value of $2,200,876; collateralized by U.S. Treasury Bond at 2.750%, maturing 08/15/2047, with a market value of $2,244,970		2,200,861
	Securities Lending Collateral - 0.4%
2,327,671	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.25%(8)		2,327,671
278,210	Invesco Government & Agency Portfolio, Institutional Class, 0.26%(8)		278,210
			2,605,881
	U.S. Treasury Securities - 24.0%
	U.S. Treasury Bills – 24.0%
7,500,000	0.05%, 05/19/2022(7)		7,499,450
10,000,000	0.06%, 04/28/2022(7)		9,999,550
10,000,000	0.07%, 05/26/2022(7)		9,998,931
5,000,000	0.08%, 08/11/2022(7)		4,984,768
5,000,000	0.09%, 04/19/2022(7)		4,999,775
10,000,000	0.09%, 06/02/2022(7)		9,994,317
8,000,000	0.11%, 06/09/2022(7)		7,994,204
7,000,000	0.15%, 05/10/2022(7)		6,998,862
5,000,000	0.16%, 06/23/2022(7)		4,994,592
7,175,000	0.16%, 11/03/2022(7)		7,131,871
5,000,000	0.21%, 06/30/2022(7)		4,993,562
8,000,000	0.22%, 07/07/2022(7)		7,987,629
20,750,000	0.24%, 12/01/2022(7)		20,593,164
5,000,000	0.28%, 05/31/2022(7)		4,997,127
5,000,000	0.28%, 07/14/2022(7)		4,991,177
1,214,300	0.29%, 05/17/2022(7)		1,213,841
1,214,300	0.30%, 05/17/2022(7)		1,213,835
607,100	0.30%, 05/17/2022(7)		606,867
607,200	0.30%, 05/17/2022(7)		606,966
303,600	0.30%, 05/17/2022(7)		303,482
10,000,000	0.37%, 07/21/2022(7)		9,979,457
11,000,000	0.40%, 12/29/2022(7)		10,897,877
7,050,000	0.64%, 01/26/2023(7)		6,971,510
15,000,000	1.63%, 03/23/2023(7)		14,766,393
			164,719,207
	Total Short-Term Investments (cost $212,510,782)		$ 212,146,175
	Total Investments (cost $696,360,762)	100.5%	$ 690,815,574
	Other Assets and Liabilities	(0.5)%	(3,265,490)
	Total Net Assets	100.0%	$ 687,550,084
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

63

Hartford Ultrashort Bond HLS Fund
Schedule of Investments – (continued)
March 31, 2022  (Unaudited)

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At March 31, 2022, the aggregate value of these securities was $234,985,673, representing 34.2% of net assets.
(2)	Variable rate securities; the rate reported is the coupon rate in effect at March 31, 2022. Base lending rates may be subject to a floor or cap.
(3)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(4)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(5)	Represents entire or partial securities on loan.
(6)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2022. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(7)	The rate shown represents current yield to maturity.
(8)	Current yield as of period end.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of March 31, 2022 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$ 207,810,519	$ —	$ 207,810,519	$ —
Corporate Bonds	225,563,934	—	225,563,934	—
Municipal Bonds	2,328,300	—	2,328,300	—
U.S. Government Agencies	4,703,463	—	4,703,463	—
U.S. Government Securities	38,263,183	—	38,263,183	—
Short-Term Investments	212,146,175	2,605,881	209,540,294	—
Total	$ 690,815,574	$ 2,605,881	$ 688,209,693	$ —

(1)	For the period ended March 31, 2022, there were no transfers in and out of Level 3.
64

Hartford Series Fund, Inc. (the "Company")
GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BOA	Bank of America Securities LLC
CBK	Citibank NA
CSI	Credit Suisse International
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
NWM	NatWest Markets Plc
SCB	Standard Chartered Bank
Currency Abbreviations:
BRL	Brazil Real
EUR	Euro Member Countries
MXN	Mexican Peso
RUB	Russia Ruble
USD	United States Dollar
Index Abbreviations:
CMT	Constant Maturity Treasury Index
MTA	Monthly Treasury Average Index
S&P	Standard & Poor's
Municipal Abbreviations:
Auth	Authority
Dev	Development
Facs	Facilities
GO	General Obligation
Rev	Revenue
Other Abbreviations:
ACWI	All Country World Index
ADR	American Depositary Receipt
AGM	Assured Guaranty Municipal
CD	Certificate of Deposit
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
NATL	National Public Finance Guarantee Corp.
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Securities

65

Hartford Series Fund, Inc. (the "Company")
 Notes to the Schedules of Investments
 March 31, 2022  (Unaudited)

1.	Investment Valuation and Fair Value Measurements:
For purposes of calculating the net asset value per share ("NAV") of each class of each Fund, portfolio securities and other assets held in the Fund's portfolio for which market prices are readily available are valued at market value. Market value is generally determined on the basis of official close price or last reported trade price. If no trades were reported, market value is based on prices obtained from a quotation reporting system, established market makers (including evaluated prices), or independent pricing services. Pricing vendors may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, general market conditions, news, and other factors and assumptions.
If market prices are not readily available or are deemed unreliable, a Fund will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board of Directors of the respective Company (the “Board of Directors”) (“Valuation Procedures”). Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s portfolio holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade do not open for trading for the entire day and no other market prices are available. Fair value pricing is subjective in nature and the use of fair value pricing by a Fund may cause the NAV of its shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that a Fund could obtain the fair value assigned to an investment if the Fund were to sell the investment at approximately the time at which the Fund determines its NAV.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. Securities and other instruments that are primarily traded on foreign markets may trade on days that are not business days of the Funds. The value of the foreign securities or other instruments in which a Fund invests may change on days when a shareholder will not be able to purchase, redeem or exchange shares of the Fund.
Fixed income investments (other than short-term obligations) and non-exchange traded derivatives held by a Fund are normally valued at prices supplied by independent pricing services in accordance with the Valuation Procedures. Short-term investments maturing in 60 days or less are generally valued at amortized cost, which approximates fair value.
Exchange-traded derivatives, such as options, futures and options on futures, are valued at the last sale price determined by the exchange where such instruments principally trade as of the close of such exchange (“Exchange Close”). If a last sale price is not available, the value will be the mean of the most recently quoted bid and ask prices as of the Exchange Close. If a mean of the bid and ask prices cannot be calculated for the day, the value will be the most recently quoted bid price as of the Exchange Close. Over-the-counter derivatives are normally valued based on prices supplied by independent pricing services in accordance with the Valuation Procedures.
Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using the prevailing spot currency exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities or other instruments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Exchange is closed and the market value may change on days when an investor is not able to purchase, redeem or exchange shares of a Fund.
Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.
Investments in investment companies that are not listed or traded on an exchange ("Non-Traded Funds"), if any, are valued at the respective NAV of each Non-Traded Fund on the Valuation Date. Shares of investment companies listed and traded on an exchange are valued in the same manner as any exchange-listed equity security. Such Non-Traded Funds and listed investment companies may use fair value pricing as disclosed in their prospectuses.
Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with the Valuation Procedures.
U.S. Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of each Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable.
66

Hartford Series Fund, Inc. (the "Company")
 Notes to the Schedules of Investments – (continued)
 March 31, 2022  (Unaudited)

These levels are:
•	Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange-traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange traded funds, rights and warrants.
•	Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.
•	Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.
The Board of Directors has delegated the day-to-day responsibility for implementing the Valuation Procedures to the Valuation Committee. The Valuation Committee will consider all relevant factors in determining an investment’s fair value, and may seek the advice of such Fund’s sub-advisers, knowledgeable brokers, and legal counsel in making such determination. The Valuation Committee reports to the Audit Committee of the Board of Directors.
Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.
Recent events, including the invasion of Ukraine by Russia, have interjected uncertainty into the global financial markets. One or more of the Funds hold positions in securities or other instruments that are economically tied to Russia. Investments in Russia are subject to political, economic, legal, market and currency risks, as well as the risks related to the economic sanctions on Russia imposed by the United States and/or other countries. Such sanctions which affect companies in many sectors, including energy, financial services and defense, among others could adversely affect the global energy and financial markets and, thus, could affect the value of a Fund’s investments, even beyond any direct exposure the Fund may have to Russian issuers or the adjoining geographic regions. In addition, certain transactions have or may be prohibited and/or existing investments have or may become illiquid (e.g., because transacting in certain existing investments is prohibited), which could cause a Fund to sell other portfolio holdings at a disadvantageous time or price in order to meet shareholder redemptions.
For additional information, refer to the Fair Value Summary and the Level 3 roll-forward reconciliation, if applicable, which follows each Fund’s Schedule of Investments.
For information regarding a Fund’s other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.
2.	Affiliated Security Transactions:
If a Fund owns 5% or more of the outstanding voting securities, either directly or indirectly, of a particular issuer, the 1940 Act deems such an issuer to be an “affiliate” of the Fund. As of and during the period ended March 31, 2022, Balanced HLS Fund, Capital Appreciation HLS Fund, Small Company HLS Fund, and Stock HLS Fund owned 5% or more of the outstanding voting securities of the issuers identified in the table below:
A summary of affiliate fund transactions for period ended March 31, 2022 follows:

Affiliated Investments	Beginning Value as of January 1, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Return of Capital	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of March 31, 2022	Shares as of March 31, 2022	Dividend Income	Capital Gains Distribution
Hartford Balanced HLS Fund
Allstar Co.(1)	$ —	$ —	$ —	$ —	$ —	$ —	$ —	11,702,200	$ —	$ —
Hartford Capital Appreciation HLS Fund
Allstar Co.(1)	—	—	—	—	—	—	—	8,451,700	—	—
67

Hartford Series Fund, Inc. (the "Company")
 Notes to the Schedules of Investments – (continued)
 March 31, 2022  (Unaudited)

Affiliated Investments	Beginning Value as of January 1, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Return of Capital	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of March 31, 2022	Shares as of March 31, 2022	Dividend Income	Capital Gains Distribution
Hartford Small Company HLS Fund
Allstar Co.(1)	$ —	$ —	$ —	$ —	$ —	$ —	$ —	5,016,400	$ —	$ —
Hartford Stock HLS Fund
Allstar Co.(1)	—	—	—	—	—	—	—	9,440,100	—	—

(1)	Allstar Co. is a Delaware limited liability company that was created for the purpose of investing in Academy Sports & Outdoors, Inc. As a result of the Fund's holdings in AllstarCo., the Fund previously had indirect exposure to Academy Sports & Outdoors, Inc.; however, the Fund does not have direct or indirect exposure to 5% or more of the outstanding voting securities of Academy Sports & Outdoors, Inc.
68